     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/11

Item 1. Reports to Stockholders.

APRIL 30, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Limited Maturity
U.S. Government Securities Fund

Franklin Real Return Fund

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Franklin Investors Securities Trust

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Economic and Market Overview

The U.S. economy expanded despite geopolitical and inflationary pressures from around the globe during the six-month period ended April 30, 2011. Business activity increased and consumer spending recovered to pre-recession levels. The U.S. has been a key engine in an ongoing global manufacturing rebound, which accelerated in the first quarter of 2011 and helped spur U.S. economic output. Worldwide demand for capital goods aided U.S. manufacturing profits and increased employment in the industry.

Unemployment and underemployment eased as job creation began to gain some traction and the U.S. jobless rate declined to 9.0% in April.1 Consumer spending rose for the tenth consecutive month in April, but rising gasoline and food prices led to a sharp drop in consumer confidence. The banking sector appeared closer to a full recovery, although the U.S. still faced challenges dealing with massive debt at period-end.

Inflation at the consumer, producer and trade levels rose across much of the world, but in the U.S. it remained relatively contained. The Federal Open Market Committee kept monetary policy unchanged while continuing its second round of quantitative easing, scheduled to terminate in June.

Investor confidence shifted with each release of encouraging or discouraging economic, regulatory and geopolitical news, causing equity market volatility to increase globally. U.S. investors weathered international events that included revolutions and ongoing civil unrest across the Middle East and North Africa, sovereign debt worries and credit downgrades in Europe, and the multiple crises triggered by Japan’s earthquake and tsunami. Ultimately, stock indexes experienced solid gains during the six months under review as domestic and global equity markets rose amid generally improving economic signs and rising consumer spending.

At times of uncertainty, wary investors favored short-term Treasuries, and Treasury yields dipped to low levels during the period. However, as stock markets rallied, Treasury prices declined and yields rose.

The foregoing information reflects our analysis and opinions as of April 30, 2011. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

Semiannual Report | 3

Franklin Balanced Fund

Your Fund’s Goal and Main Investments: Franklin Balanced Fund seeks income and capital appreciation by investing in a combination of stocks, convertible securities and debt securities. The Fund will normally invest at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities, including money market securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Balanced Fund covers the period ended April 30, 2011.

Performance Overview

For the six months under review, Franklin Balanced Fund – Class A delivered a cumulative total return of +9.98%. The Fund underperformed the +16.36% total return of its equity benchmark, the Standard & Poor’s 500 Index (S&P 500), which tracks the broad U.S. stock market.1 However, the Fund outperformed the +0.02% total return of its fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which tracks the U.S. investment-grade, taxable bond market.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Investment Strategy

We seek income by investing in a combination of corporate, agency and government bonds issued in the U.S. and other countries, as well as dividend-paying common stocks and convertible securities. We seek capital appreciation by investing in equity securities and convertible securities of companies from a variety of industries. We will generally invest in investment-grade debt securities, but may invest up to 10% of our total assets in nonconvertible bonds rated below investment grade. We apply a bottom-up approach to investing in individual securities. We will assess the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 50.

4 | Semiannual Report

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

margins and liquidation value. In determining an optimal mix of equity and fixed income investments for the Fund, we assess changing economic, market and industry conditions.

Manager’s Discussion

During the period under review, the Fund’s strong equity holdings’ performance was driven by factors including continued economic recovery in the U.S.; positive economic growth in leading emerging economies, particularly China and Brazil; continued corporate profitability and rising cash levels on corporate balance sheets. In our assessment, many company management teams shifted their focus from balance sheet strengthening, debt extending and liquidity building to more shareholder-oriented activities including issuing stock dividends and share buybacks, pursuing mergers and acquisition opportunities and increasing capital investment. Although we believe these activities can significantly contribute to a holding’s equity total returns, they do not always benefit credit spreads and by extension, corporate bond total returns.

Long-term interest rates rose along with the 10-year U.S. Treasury note yield, which increased from 2.63% at the beginning of the period to 3.32% by period-end. Investment-grade corporate bond credit spreads over Treasuries contracted during the period from 168 basis points (bps; 100 basis points equal one percentage point) to 138 bps and partially offset the negative impact of higher long-term interest rates.

During the period, the Fund’s equity securities weighting increased from 56.5% to 58.3% of total net assets, its fixed income weighting increased from 29.5% to 34.3%, and its cash holdings decreased from 14.0% to 7.4%

Semiannual Report | 5

6 | Semiannual Report

Energy, materials and industrials were some of the top-performing equity sectors, largely driven by strong global economic conditions and rising commodity prices. Positive performance from companies related to oil, metals and agricultural commodities also contributed to these sectors’ strength. Individual holdings providing major support to performance included oil service industry companies Baker Hughes, Halliburton and Schlumberger, and energy producers Exxon Mobil, ConocoPhillips and Chesapeake Energy. Although nearly all the Fund’s equity holdings contributed to performance, several lost value including Microsoft, Xerox and Cisco Systems as well as electric utility PG&E (sold by period-end).

The increase in the Fund’s fixed income weighting during the period reflected select opportunities in corporate bonds as well as additions to government-related holdings, mainly municipal debt securities. At period-end the fixed income portion of the portfolio mainly consisted of corporate bonds. Bonds issued by iStar Financial performed well, while those from Italian integrated energy company ENI declined in value.

Thank you for your continued participation in Franklin Balanced Fund.

We look forward to serving your future investment needs.

Edward D. Perks, CFA

Shawn Lyons, CFA
Blair Schmicker, CFA
Brent Loder
Alan E. Muschott, CFA

Portfolio Management Team
Franklin Balanced Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Brent Loder assumed portfolio manager responsibilities for the Fund in March 2011. His research focuses on regional banks and payment processors. Prior to joining Franklin Templeton Investments in 2006, he worked as an associate at Blum Capital Partners where he helped evaluate, execute and monitor investments in public and private companies. Previously, Mr. Loder worked at Morgan Stanley as an analyst in corporate finance and mergers and acquisitions.

Blair Schmicker assumed portfolio manager responsibilities for the Fund in March 2011. He specializes in equity research analysis of the utilities and industrials sectors. His primary research coverage includes the integrated utility, capital goods, alternative energy and construction sectors. Prior to joining Franklin Templeton Investments in 2007, Mr. Schmicker worked as an associate at Aetos Capital and as an analyst at Credit Suisse.

Semiannual Report | 7

Performance Summary as of 4/30/11

Franklin Balanced Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

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Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.71% (other than certain nonroutine expenses) until 2/29/12.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate more dramatically over the short term as a result of factors affecting individual companies, industries or the securities market as a whole. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have a higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s distribution rate and total return would have been lower, and yields for the period would have been 2.12%, 1.56%, 2.06%, and 2.54% for Classes A, C, R and Advisor, respectively.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes C, R and Advisor) per share on 4/30/11.

7. The 30-day standardized yield for the 30 days ended 4/30/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

Franklin Balanced Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.01%; C: 1.71%; R: 1.21%; and Advisor: 0.71%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

12 | Semiannual Report

Franklin Convertible Securities Fund

Your Fund’s Goal and Main Investments: Franklin Convertible Securities Fund seeks to maximize total return consistent with reasonable risk by seeking to optimize capital appreciation and high current income under varying market conditions and investing at least 80% of its net assets in convertible securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Convertible Securities Fund’s semiannual report for the period ended April 30, 2011.

Performance Overview

For the six months under review, Franklin Convertible Securities Fund – Class A delivered a +15.44% cumulative total return. The Fund outperformed the +13.86% total return of its benchmark, the BofA Merrill Lynch (BofAML) All Total Return Alternatives U.S. Convertibles Index, which tracks the domestic convertible securities market.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 16.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 60.

Semiannual Report | 13

Investment Strategy

We follow a strategy of maintaining a balance in the portfolio between the equity and debt characteristics of convertible securities with an emphasis on the equity features. Convertible securities are attractive for two reasons: the opportunity to participate in common stocks’ potential growth with relatively reduced volatility, and the potential for current income with potential downside protection from bonds. Typically we sell securities whose equity sensitivity becomes too high and no longer offers appropriate downside protection. Likewise, as securities become too bond-like — reducing their ability to appreciate with increases in the underlying common stock — we attempt to redeploy those assets into more balanced convertible securities and maintain the potential for the Fund’s upside participation. Our experienced team of analysts searches for investment opportunities among all economic sectors and considers a company’s long-term earnings, asset value and cash flow potential, to create a broadly diversified portfolio.

Manager’s Discussion

Every sector the Fund invested in rose in value, as did nearly all of the portfolio’s individual securities, supporting overall performance during the six-month reporting period. In an environment of rising investor confidence as well as rebounding consumer and business spending, the Fund’s economically sensitive sectors such as information technology (IT), health care, industrials, consumer discretionary and energy fared particularly well and accounted for the bulk of the Fund’s total return.

Within IT, the Fund’s holdings of semiconductor and IT services-related stocks enjoyed some of the largest gains as many technology companies continued to post stronger-than-expected corporate earnings results through the calendar quarter ended March 31, 2011. As computer hardware and software sales improved at the business and consumer levels, the Fund benefited from its positions in manufacturers of memory chips and semiconductors, particularly Microchip Technology and Micron Technology. Among IT services investments, a major contributor was our holding in VeriFone Holdings, a leading supplier of electronic payment equipment such as point-of-sale software and terminals, smart card and check readers, receipt printers, and Internet commerce software.

The Fund’s top performers in the health care sector included Tenet Healthcare, which operates hospitals and other medical facilities across the U.S., and Omnicare, which provides a suite of products and services aimed primarily at assisted living, nursing home and hospice settings. Strong contributors among industrials included WESCO International, an electrical products distributor, and commercial products manufacturer Ingersoll-Rand. The Fund’s standouts among consumer discretionary holdings were automotive component makers

14 | Semiannual Report

Top 10 Holdings

Franklin Convertible Securities Fund 4/30/11

BorgWarner and Goodyear Tire & Rubber. In the energy sector, oil and gas exploration companies Chesapeake Energy and Apache boosted the Fund’s results.

Despite the Fund’s solid advance this reporting period, there were a few disappointments in the portfolio. Two sectors traditionally considered non-cyclical, consumer staples and utilities, posted relatively small positive results as they fell largely out of favor among investors. On an individual security basis, key detractors included electronics retailer Best Buy; Coinstar, which operates supermarket coin-counting machines and DVD rental kiosks; and AMR, the parent company of American Airlines.

Thank you for your continued participation in Franklin Convertible Securities Fund. We look forward to serving your future investment needs.

Alan E. Muschott, CFA

Blair Schmicker, CFA

Portfolio Management Team
Franklin Convertible Securities Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 15

Performance Summary as of 4/30/11

Franklin Convertible Securities Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

16 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 17

Performance Summary (continued)

Endnotes

The Fund may invest in high yielding, fixed income securities. High yields reflect the higher credit risk associated with these lower rated securities and, in some cases, the lower market prices for these instruments. Interest rate movements may affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may also invest in foreign securities, which involve special risks, including political uncertainty and currency volatility. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on the sum of the respective class’s last four quarterly dividends and the maximum offering price (NAV for Classes C and Advisor) per share on 4/30/11.

6. The 30-day standardized yield for the 30 days ended 4/30/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/14/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +24.00% and +7.54%.

18 | Semiannual Report

Your Fund’s Expenses

Franklin Convertible Securities Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 19

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.86%; C: 1.61%; and Advisor: 0.61%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

20 | Semiannual Report

Franklin Equity Income Fund

Your Fund’s Goal and Main Investments: Franklin Equity Income Fund seeks to maximize total return, emphasizing high current income and long-term capital appreciation, consistent with reasonable risk, by investing at least 80% of its net assets in equity securities including securities convertible into common stocks.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Equity Income Fund covers the period ended April 30, 2011.

Performance Overview

For the six months under review, Franklin Equity Income Fund – Class A delivered a +14.61% cumulative total return. The Fund underperformed the broad U.S. stock market as measured by the Standard & Poor’s 500 Index (S&P 500), which produced a +16.36% total return.1 The Fund also under-performed the +15.56% total return of its peers in the Lipper Equity Income Funds Classification Average, which consists of funds chosen by Lipper that seek relatively high current income and growth of income by investing at least 60% of their portfolios in stocks.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 25.

Investment Strategy

We emphasize dividends in selecting stocks for the Fund because we believe that over time dividend income can contribute significantly to total return. We target companies we believe are financially strong but undervalued by the market. To identify such companies, we use a current relative yield analysis that focuses on a company’s dividend yield (calculated by dividing a stock’s annual per-share dividends by its per-share market price). Our experienced

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

2. Source: Lipper Inc. For the six-month period ended 4/30/11, this category consisted of 287 funds. Lipper calculations do not include sales charges, or expense subsidization by a fund’s manager. The Fund’s performance relative to the average may have differed if these and other factors had been considered.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 68.

Semiannual Report | 21

team of analysts searches for investment opportunities among all economic sectors, and considers a company’s long-term earnings, asset value and cash flow potential, to create a broadly diversified portfolio.

Manager’s Discussion

Fund performance benefited from positive and broad-based returns across equity markets, and more specifically from investors’ preference for cyclical (economically sensitive) stocks as the U.S. and global economic recoveries generally gathered momentum. In this environment, every sector the Fund invested in produced positive results, and our holdings in the energy, industrials, information technology (IT), financials and consumer discretionary sectors generated major contributions to return. As prices for petroleum and other energy products climbed sharply throughout the reporting period, many of the Fund’s energy sector positions in major oil producers, as well as oil and gas exploration companies and oilfield services providers, increased in value. Standout performers within the sector included Halliburton, Chesapeake Energy, Chevron, ConocoPhillips and ExxonMobil, all of which posted double-digit returns.

The Fund’s industrials sector stocks were particularly beneficial, led by gains in heavy machinery manufacturer Caterpillar, global air freight and logistics specialist United Parcel Service, trucking firm J.B. Hunt Transport Services, and industrial conglomerates General Electric and 3M. As corporate earnings

22 | Semiannual Report

improved, businesses continued to engage in long-awaited equipment and productivity upgrades that had been delayed by the recession. This shift in business sentiment had a positive impact on many of the Fund’s technology-related holdings. These included makers of computer hardware and electronic consumer products such as IBM and Apple, in addition to microchip manufacturers Intel and Microchip Technology, which benefited as many companies increased spending to upgrade their IT infrastructure.

Among financials, we held relatively large positions in T. Rowe Price Group, Wells Fargo, JPMorgan Chase and Marsh & McLennan during the reporting period, making their double-digit returns even more meaningful to overall higher Fund performance. Elsewhere, an environment of rising consumer sentiment, incomes and increasingly robust discretionary spending combined to aid the Fund’s positions in retailers Limited Brands and The Home Depot, as well as Comcast, the largest U.S. cable services provider.

Despite the Fund’s solid results this reporting period, some typically noncyclical sectors represented in the Fund’s portfolio, notably consumer staples and utilities, lagged the overall market’s advance, producing positive though comparatively weaker returns as they generally fell out of favor with investors. On an individual security basis, only a few holdings hindered performance. Key detractors included Cisco Systems and Xerox from the IT sector, retailers Best Buy (sold by period-end) and Target, and Bank of America common stock.

Semiannual Report | 23

Thank you for your continued participation in Franklin Equity Income Fund.

We look forward to serving your future investment needs.

Alan E. Muschott, CFA

Edward D. Perks, CFA

Frank M. Felicelli, CFA

Portfolio Management Team
Franklin Equity Income Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24 | Semiannual Report

Performance Summary as of 4/30/11

Franklin Equity Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 25

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Class R/Advisor Class: no sales charges.

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[1]	+14.61%	+17.17%	+7.49%	+35.17%
Average Annual Total Return[2]	+8.03%	+10.46%	+0.26%	+2.45%
Value of $10,000 Investment[3]	$10,803	$11,046	$10,132	$12,740
Avg. Ann. Total Return (3/31/11)[4]		+8.97%	+0.11%	+2.60%
Distribution Rate[5]	2.21%			
30-Day Standardized Yield[6]	1.63%			
Total Annual Operating Expenses[7]	1.00%			
Class B	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+14.21%	+16.32%	+3.49%	+27.27%
Average Annual Total Return[2]	+10.21%	+12.32%	+0.36%	+2.44%
Value of $10,000 Investment[3]	$11,021	$11,232	$10,182	$12,727
Avg. Ann. Total Return (3/31/11)[4]		+10.73%	+0.21%	+2.60%
Distribution Rate[5]	1.58%			
30-Day Standardized Yield[6]	1.02%			
Total Annual Operating Expenses[7]	1.74%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+14.14%	+16.25%	+3.51%	+25.37%
Average Annual Total Return[2]	+13.14%	+15.25%	+0.69%	+2.29%
Value of $10,000 Investment[3]	$11,314	$11,525	$10,351	$12,537
Avg. Ann. Total Return (3/31/11)[4]		+13.79%	+0.55%	+2.44%
Distribution Rate[5]	1.61%			
30-Day Standardized Yield[6]	1.01%			
Total Annual Operating Expenses[7]	1.75%			
Class R	**6-Month**	**1-Year**	**5-Year**	**Inception (8/1/02)**
Cumulative Total Return[1]	+14.47%	+16.79%	+5.99%	+56.41%
Average Annual Total Return[2]	+14.47%	+16.79%	+1.17%	+5.25%
Value of $10,000 Investment[3]	$11,447	$11,679	$10,599	$15,641
Avg. Ann. Total Return (3/31/11)[4]		+15.27%	+1.02%	+4.91%
Distribution Rate[5]	2.09%			
30-Day Standardized Yield[6]	1.49%			
Total Annual Operating Expenses[7]	1.25%			
Advisor Class[8]	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+14.73%	+17.44%	+8.32%	+36.21%
Average Annual Total Return[2]	+14.73%	+17.44%	+1.61%	+3.14%
Value of $10,000 Investment[3]	$11,473	$11,744	$10,832	$13,621
Avg. Ann. Total Return (3/31/11)[4]		+15.91%	+1.45%	+3.29%
Distribution Rate[5]	2.58%			
30-Day Standardized Yield[6]	1.97%			
Total Annual Operating Expenses[7]	0.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

26 | Semiannual Report

Performance Summary (continued)

Endnotes

While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate more dramatically over the short term as a result of factors affecting individual companies, industries or the securities market as a whole. The Fund’s investment in foreign securities also involves special risks, including currency fluctuations and economic as well as political uncertainty. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 4/30/11.

6. The 30-day standardized yield for the 30 days ended 4/30/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/14/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +1.76% and +0.59%.

Semiannual Report | 27

Your Fund’s Expenses

Franklin Equity Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

28 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.92%; B: 1.66%; C: 1.67%; R: 1.17%; and Advisor: 0.67%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 29

Franklin Limited Maturity U.S. Government Securities Fund

Your Fund’s Goal and Main Investments: Franklin Limited Maturity U.S. Government Securities Fund seeks to provide investors with as high a level of current income as is consistent with prudent investing, while seeking to preserve shareholders’ capital, by investing at least 80% of its net assets in securities with a dollar-weighted average maturity of less than 10 years and issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 Some of the Fund’s investments may include securities issued by U.S. government-sponsored entities such as Fannie Mae and Freddie Mac.2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Limited Maturity U.S. Government Securities Fund’s semiannual report for the period ended April 30, 2011.

Performance Overview

For the six months under review, Franklin Limited Maturity U.S. Government Securities Fund – Class A delivered a +0.18% cumulative total return. The

1. In determining a security’s maturity for the purposes of calculating the Fund’s average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.

2. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. government. Please refer to the Fund’s prospectus for a detailed discussion regarding various levels of credit support. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 73.

30 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes an additional 0.63 cent per share distribution to meet excise tax requirements.

Fund outperformed the -0.33% total return of its primary benchmark, the Barclays Capital (BC) U.S. Treasury Index: 1-5 Year Component, which tracks U.S. Treasury securities with one to five years remaining maturity.3 The Fund also outperformed the +0.08% total return of its secondary benchmark, the Barclays Capital (BC) U.S. Treasury Index: 1-3 Year Component, which tracks U.S. Treasury securities with one to three years remaining maturity.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 34.

Investment Strategy

We currently maintain the portfolio’s average dollar-weighted maturity between one and five years. The Fund’s average dollar-weighted maturity will vary with market conditions and the outlook for interest rates. We invest primarily in short-to intermediate-term securities guaranteed by the U.S. government, its agencies and instrumentalities. Some of the Fund’s investments may include securities issued by U.S. government-sponsored entities, such as Fannie Mae (FNMA) and Freddie Mac (FHLMC).2 The Fund’s portfolio emphasizes mortgage-backed bonds and agency debentures, while also diversifying across components of the U.S. Treasury sector. We analyze securities using proprietary and nonpro-prietary research to help identify attractive investment opportunities.

3. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Semiannual Report | 31

Manager’s Discussion

During the period, the U.S. economic recovery appeared to make progress despite mixed economic data. The U.S. consumer was resilient and retail sales remained relatively strong, in spite of higher gasoline prices. The labor market showed signs of healing, and the corporate sector generally delivered healthy profits and solid balance sheets. The unemployment rate remained elevated, which restrained labor costs and wages and made it difficult for businesses to pass higher commodity prices to consumers. A global recovery seems to be in place, driven largely by growth in emerging markets. However, potential risks to economic expansion persisted, including U.S. federal debt levels, global inflationary pressures, concerns surrounding some eurozone countries and a distressed U.S. housing market.

Most fixed income sectors, as measured by their relevant BC indexes, posted positive returns during the period, including the Treasury Inflation Protected Securities (TIPS) Index (+1.28%), the Ginnie Mae Index (+1.12%), the U.S. Hybrid Adjustable-Rate Mortgage (ARM) Index (+1.08%) and the U.S. Agency Fixed Rate Mortgage-Backed Securities (MBS) Index (+0.94%).3 In contrast, the U.S. Agency Index lagged with a -0.31% return.3

The Fund, which typically looks for attractive valuations within lower interest rate risk government bond markets, invested in government-related securities, such as U.S. Treasuries, agency debentures, agency mortgage pass-through securities (both fixed and adjustable rate) and cash investments. We continued to emphasize agency debentures and mortgage pass-through securities because we believe they offer better return potential, as well as an income advantage over Treasuries. We slightly decreased exposure to agency ARMs and marginally increased allocation to fixed-rate agency mortgages as we looked for what we considered the best opportunities in these securities. We added agency mortgages backed by commercial properties that were trading, in our view, at attractive yield spreads versus other government related bonds. We reduced our allocation to TIPS after valuations richened.

Our exposure to agency MBS (both fixed and adjustable rate) and agency debentures contributed to performance. The Fund’s Treasury exposure aided returns because of our TIPS holdings. We positioned the portfolio to have less interest rate risk than the benchmark as we were mindful of the potential for rising interest rates.

32 | Semiannual Report

Thank you for your continued participation in Franklin Limited Maturity U.S. Government Securities Fund. We look forward to serving your future investment needs.

Portfolio Management Team
Franklin Limited Maturity
U.S. Government Securities Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 33

Performance Summary as of 4/30/11

Franklin Limited Maturity U.S. Government Securities Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

34 | Semiannual Report

Performance Summary (continued)

Endnotes

Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/11.

5. The 30-day standardized yield for the 30 days ended 4/30/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 35

Your Fund’s Expenses

Franklin Limited Maturity U.S. Government Securities Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

36 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.77% and Advisor: 0.67%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 37

Franklin Real Return Fund

Your Fund’s Goal and Main Investments: Franklin Real Return Fund seeks to achieve total return that exceeds the rate of inflation over an economic cycle. The Fund will generally invest a substantial portion of its assets in inflation-protected securities. Managers also have the flexibility to invest in other sectors of the market to increase real return (total return less the rate of inflation) potential and offer greater diversification.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Real Return Fund’s semiannual report for the period ended April 30, 2011.

Performance Overview

For the six months under review, Franklin Real Return Fund – Class A delivered a +5.28% cumulative total return. The Fund outperformed the +1.28% total return of its benchmark, the Barclays Capital (BC) U.S. TIPS Index, which tracks the universe of inflation-protected notes issued by the U.S. Treasury that have at least one year to final maturity.1 The Fund outperformed the Consumer Price

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged. The BC U.S. TIPS Index includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 79.

38 | Semiannual Report

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Index (CPI) for Urban Consumers (All Items) NSA (non-seasonally adjusted), a measure of the average change in prices of all goods and services purchased for consumption by urban householders, which rose 2.83% for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 41.

Investment Strategy

We seek to allocate assets among investments to achieve the highest level of real return (total return less the rate of inflation) consistent with an acceptable level of risk. We will allocate the Fund’s assets among securities in various market sectors based on our assessment of changing economic, global market, industry and issuer conditions. When making our investment decisions, we will evaluate such criteria as country risk, business cycles, yield curves, and values between and within markets.

Manager’s Discussion

During the period under review, we invested the Fund’s assets in the allowable sectors. At period-end, nearly half of the Fund’s total net assets were invested in U.S. Treasury Inflation Protected Securities (TIPS). For diversification, we also allocated some of the Fund’s assets to natural resources, real estate investment trusts (REITs), short-term non-U.S. dollar securities, bank loans and high yield sectors. We employed a non-U.S. dollar strategy to help manage against dollar weakness versus certain currencies. We concentrated our TIPS holdings in shorter maturities, helping the Fund’s relative performance as interest rates rose during the period.

Semiannual Report | 39

The global economic recovery continued in early 2011 despite global concerns including European debt, Middle Eastern and North African political unrest and multiple crises triggered by the Japanese earthquake and tsunami. Inflationary pressures began to emerge through increased commodity and energy prices. In the U.S., broad inflation measures picked up, and we believe there is evidence inflation began to affect areas besides food and energy. Manufacturers and retailers showed indications of passing their costs to their end consumers. Our diversified mix of inflation-sensitive assets outperformed during the period as risk assets in general continued to do well versus the safe haven of long-term U.S. Treasuries. In particular, our allocation to natural resources securities and REITs helped performance relative to the BC U.S. TIPS Index.

Thank you for your continued participation in Franklin Real Return Fund. We look forward to serving your future investment needs.

T. Anthony Coffey, CFA

Kent Burns, CFA

Portfolio Management Team
Franklin Real Return Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

40 | Semiannual Report

Performance Summary as of 4/30/11

Franklin Real Return Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 41

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fees and expenses) for each class of the Fund do not exceed 0.65% (other than certain nonroutine expenses) until 2/29/12.

42 | Semiannual Report

Performance Summary (continued)

Endnotes

Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. The risks of foreign securities include currency fluctuations and political uncertainty. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s distribution rate and total return would have been lower, and yield for the period would have been 2.46%, 2.16% and 2.81% for Classes A, C and Advisor, respectively.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 4/30/11.

6. The 30-day standardized yield for the 30 days ended 4/30/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 43

Your Fund’s Expenses

Franklin Real Return Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

44 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.90%; C: 1.30%; and Advisor: 0.65%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 45

aFor the period July 3, 2006 (commencement of operations) to October 31, 2006.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period July 3, 2006 (commencement of operations) to October 31, 2006.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

aFor the period July 3, 2006 (commencement of operations) to October 31, 2006.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period July 3, 2006 (commencement of operations) to October 31, 2006.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited)

Franklin Balanced Fund	Country	Shares	Value
Common Stocks 46.8%			
Consumer Discretionary 3.2%			
[a]Limited Brands Inc.	United States	85,000	$ 3,498,600
NIKE Inc., B	United States	30,000	2,469,601
Target Corp.	United States	75,000	3,682,500
			9,650,701
Consumer Staples 5.3%			
[a]CVS Caremark Corp.	United States	75,000	2,718,000
Diageo PLC, ADR	United Kingdom	20,000	1,627,400
Kellogg Co.	United States	60,000	3,436,200
PepsiCo Inc.	United States	70,000	4,822,300
The Procter & Gamble Co.	United States	50,000	3,245,000
			15,848,900
Energy 7.6%			
[a]Baker Hughes Inc.	United States	40,000	3,096,400
BP PLC, ADR	United Kingdom	75,000	3,460,500
ConocoPhillips	United States	50,000	3,946,500
Diamond Offshore Drilling Inc.	United States	20,000	1,517,400
Exxon Mobil Corp.	United States	57,745	5,081,560
[a]Halliburton Co.	United States	60,000	3,028,800
Schlumberger Ltd.	United States	30,000	2,692,500
			22,823,660
Financials 3.2%			
[b]CIT Group Inc.	United States	105,000	4,458,300
JPMorgan Chase & Co.	United States	60,000	2,737,800
Wells Fargo & Co.	United States	80,000	2,328,800
			9,524,900
Health Care 4.5%			
Abbott Laboratories	United States	45,000	2,341,800
Baxter International Inc.	United States	40,000	2,276,000
Johnson & Johnson	United States	70,000	4,600,400
Merck & Co. Inc.	United States	113,651	4,085,753
			13,303,953
Industrials 5.7%			
3M Co.	United States	20,000	1,944,200
The Boeing Co.	United States	42,500	3,390,650
FedEx Corp.	United States	35,000	3,348,450
General Dynamics Corp.	United States	50,000	3,641,000
General Electric Co.	United States	150,000	3,067,500
United Technologies Corp.	United States	20,000	1,791,600
			17,183,400
Information Technology 6.5%			
Cisco Systems Inc.	United States	150,000	2,634,000
Intel Corp.	United States	175,000	4,058,250
International Business Machines Corp.	United States	15,000	2,558,700
Lender Processing Services Inc.	United States	60,000	1,765,800

50 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Balanced Fund	Country	Shares	Value
Common Stocks (continued)			
Information Technology (continued)			
Microsoft Corp.	United States	110,000	$ 2,862,200
QUALCOMM Inc.	United States	21,800	1,239,112
Texas Instruments Inc.	United States	60,000	2,131,800
Xerox Corp.	United States	220,000	2,219,800
			19,469,662
Materials 3.2%			
E. I. du Pont de Nemours and Co.	United States	60,000	3,407,400
Freeport-McMoRan Copper & Gold Inc., B	United States	57,032	3,138,471
Huntsman Corp.	United States	150,000	3,127,500
			9,673,371
Telecommunication Services 2.6%			
AT&T Inc.	United States	130,000	4,045,600
Verizon Communications Inc.	United States	100,000	3,778,000
			7,823,600
Utilities 5.0%			
[b] Calpine Corp.	United States	100,000	1,675,000
Duke Energy Corp.	United States	100,000	1,865,000
PPL Corp.	United States	18,700	512,941
Progress Energy Inc.	United States	60,000	2,847,000
Sempra Energy	United States	60,000	3,306,000
The Southern Co.	United States	60,000	2,342,400
Xcel Energy Inc.	United States	100,000	2,433,000
			14,981,341
Total Common Stocks (Cost $115,493,381)			140,283,488
[c] **Equity-Linked Securities 3.8%**			
Consumer Discretionary 0.4%			
Credit Suisse into Lowe's Cos. Inc., 7.00%	United States	50,000	1,205,500
Energy 0.5%			
Citigroup Funding Inc. into Alpha Natural Resources Inc., 10.00%	United States	25,000	1,437,750
Financials 0.3%			
[d] JPMorgan Chase & Co. into Bank of America, 9.00%, 144A	United States	72,000	941,040
Information Technology 1.9%			
[d] Goldman Sachs Group Inc. into Cisco Systems Inc., 5.00%, 144A	United States	157,000	2,852,706
[d] The Goldman Sachs Group Inc. into Research In Motion Ltd., 8.00%, 144A	United States	17,000	868,166
[d] Morgan Stanley into Apple Inc., 7.50%, 144A	United States	5,000	1,799,275
			5,520,147
Materials 0.7%			
[d] Deutsche Bank AG into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United States	40,000	2,216,808
Total Equity-Linked Securities (Cost $11,778,774)			11,321,245
Convertible Preferred Stocks 7.3%			
Consumer Discretionary 0.7%			
General Motors Co., 4.75%, cvt. pfd., B	United States	43,400	2,161,754

Semiannual Report | 51

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Balanced Fund	Country	Shares	Value
Convertible Preferred Stocks (continued)			
Energy 1.4%			
[d]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	3,000	$ 4,191,240
Financials 2.6%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	2,800	2,923,200
Hartford Financial Services Group Inc., 7.25%, cvt. pfd.	United States	60,000	1,614,000
Metlife Inc., 5.00%, cvt. pfd.	United States	35,000	3,063,900
			7,601,100
Health Care 0.6%			
Tenet Healthcare Corp., 7.00%, cvt. pfd.	United States	1,600	1,780,000
Materials 1.1%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	60,000	3,384,000
Utilities 0.9%			
Nextera Energy Inc., 7.00%, cvt. pfd.	United States	50,000	2,595,000
Total Convertible Preferred Stocks (Cost $18,914,876)			21,713,094
Preferred Stocks 0.4%			
Financials 0.4%			
Citigroup Capital XIII, 8.75%, pfd.	United States	37,000	1,027,120
[b]Fannie Mae, 7.625%, pfd., R	United States	20,000	34,400
[b]Fannie Mae, 8.25%, pfd.	United States	25,000	51,000
[b]Freddie Mac, 8.375%, pfd., Z	United States	30,200	61,004
Total Preferred Stocks (Cost $2,805,000)			1,173,524
		Principal Amount*	
Corporate Bonds 31.3%			
Consumer Discretionary 2.6%			
CCO Holdings LLC, senior note,			
8.125%, 4/30/20	United States	600,000	670,500
[d]144A, 7.00%, 1/15/19	United States	3,000,000	3,150,000
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 4.60%, 2/15/21	United States	1,000,000	998,921
[d]Myriad International Holding BV, senior note, 144A, 6.375%, 7/28/17	South Africa	500,000	536,705
Time Warner Inc., 6.10%, 7/15/40	United States	1,000,000	1,023,216
[d]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Cayman Islands	1,500,000	1,483,125
			7,862,467
Consumer Staples 2.8%			
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	1,000,000	1,334,126
Bunge Ltd. Finance Corp., 4.10%, 3/15/16	United States	3,000,000	3,077,631
Corn Products International Inc., senior note, 4.625%, 11/01/20	United States	1,500,000	1,506,864
[d]Sigma Alimentos SA, senior note, 144A, 5.625%, 4/14/18	Mexico	2,500,000	2,512,612
			8,431,233
Energy 5.0%			
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	500,000	628,260
Chesapeake Energy Corp., senior note, 7.25%, 12/15/18	United States	1,000,000	1,130,000
[d]CNPC Overseas Capital Ltd., senior note, 144A, 5.95%, 4/28/41	China	2,000,000	2,019,890
[d]ENI SpA, senior note, 144A, 4.15%, 10/01/20	Italy	2,000,000	1,929,894

52 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Balanced Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Energy (continued)			
Ensco PLC, senior note, 4.70%, 3/15/21	United Kingdom	3,000,000	$ 3,027,810
Kinder Morgan Energy Partners LP, senior note, 3.50%, 3/01/16	United States	2,000,000	2,045,008
[d]Petroplus Finance Ltd., senior note, 144A, 7.00%, 5/01/17	Switzerland	1,250,000	1,193,750
[d]SandRidge Energy Inc., senior note, 144A, 7.50%, 3/15/21	United States	2,200,000	2,318,250
Valero Energy Corp., senior note, 10.50%, 3/15/39	United States	500,000	729,334
			15,022,196
Financials 11.6%			
Bank of America Corp.,			
4.50%, 4/01/15	United States	1,000,000	1,053,340
[e]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	725,000	785,161
Capital One Capital VI, pfd., junior sub. bond, 8.875%, 5/15/40	United States	500,000	531,875
CIT Group Inc.,			
[d]secured note, 144A, 6.625%, 4/01/18	United States	700,000	753,379
senior secured sub. bond, 7.00%, 5/01/15	United States	400,000	406,500
Citigroup Inc., 4.75%, 5/19/15	United States	1,000,000	1,066,575
Digital Realty Trust LP, 5.875%, 2/01/20	United States	800,000	848,010
Duke Realty LP, senior note,			
7.375%, 2/15/15	United States	600,000	686,071
6.50%, 1/15/18	United States	585,000	655,951
General Electric Capital Corp., sub. note, 5.30%, 2/11/21	United States	1,200,000	1,248,484
The Goldman Sachs Group Inc.,			
senior bond, 5.375%, 3/15/20	United States	500,000	521,255
senior note, 7.50%, 2/15/19	United States	700,000	833,004
Healthcare Realty Trust Inc., senior note, 5.75%, 1/15/21	United States	2,000,000	2,070,652
[d]HSBC Finance Corp., senior sub. bond, 144A, 6.676%, 1/15/21	United States	2,000,000	2,128,032
[d]International Lease Finance Corp.,			
senior note, 144A, 8.875%, 9/15/15	United States	700,000	771,750
senior secured note, 144A, 7.125%, 9/01/18	United States	800,000	864,000
iStar Financial Inc., senior note, 8.625%, 6/01/13	United States	900,000	929,250
JPMorgan Chase & Co.,			
[f]FRN, 1.074%, 1/24/14	United States	1,000,000	1,004,902
[e]junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter, Perpetual	United States	1,440,000	1,587,679
[d]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	1,600,000	1,676,123
[d]Lloyds TSB Bank PLC, senior note, 144A, 5.80%, 1/13/20	United Kingdom	1,000,000	1,029,265
Moody's Corp., senior note, 5.50%, 9/01/20	United States	1,000,000	1,032,086
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	1,500,000	1,539,102
PNC Funding Corp., sub. note, 5.625%, 2/01/17	United States	700,000	770,546
[d]Pricoa Global Funding I, 144A, 5.45%, 6/11/14	United States	1,000,000	1,092,769
Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19	United Kingdom	600,000	635,673
Senior Housing Properties Trust, senior note, 4.30%, 1/15/16	United States	2,000,000	2,009,610
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	1,500,000	1,495,532
[e,f]Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	500,000	463,775
[e]Wells Fargo Capital XIII, pfd., 7.70% to 3/26/13, FRN thereafter, Perpetual	United States	300,000	312,150
[e]Wells Fargo Capital XV, pfd., 9.75% to 3/26/13, FRN thereafter, Perpetual	United States	700,000	774,375
Willis Group Holdings PLC, senior note, 5.75%, 3/15/21	United States	3,000,000	3,080,877
			34,657,753

Semiannual Report | 53

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Balanced Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Health Care 3.5%			
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	600,000	$ 650,876
[d]Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Spain	500,000	518,750
Gilead Sciences Inc., senior note, 4.50%, 4/01/21	United States	2,500,000	2,516,808
McKesson Corp., senior note, 3.25%, 3/01/16	United States	2,500,000	2,558,897
Medco Health Solutions Inc., senior note, 4.125%, 9/15/20	United States	1,500,000	1,464,615
[d]Mylan Inc., senior note, 144A, 6.00%, 11/15/18	United States	1,000,000	1,028,750
[d]Universal Health Services Inc., senior note, 144A, 7.00%, 10/01/18	United States	800,000	839,000
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	900,000	945,000
			10,522,696
Industrials 0.9%			
[d]Aviation Capital Group, 144A, 7.125%, 10/15/20	United States	1,500,000	1,561,521
[d]Ceva Group PLC, senior secured note, 144A, 8.375%, 12/01/17	United Kingdom	1,100,000	1,124,750
			2,686,271
Information Technology 1.7%			
[d]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	United States	2,000,000	2,030,000
Juniper Networks Inc., senior note, 3.10%, 3/15/16	United States	2,000,000	2,029,322
[d]SunGard Data Systems Inc., senior note, 144A, 7.625%, 11/15/20	United States	1,000,000	1,047,500
			5,106,822
Materials 1.3%			
[d]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	500,000	604,740
Cliffs Natural Resources Inc., senior note, 4.80%, 10/01/20	United States	1,000,000	1,020,073
[d]FMG Resources August 2006 Pty. Ltd., senior note, 144A, 6.875%, 2/01/18	Australia	1,000,000	1,060,000
[d]Reynolds Group Holdings Ltd., senior secured note, 144A, 6.875%, 2/15/21	New Zealand	1,300,000	1,344,687
			4,029,500
Telecommunication Services 0.3%			
Cellco Partnership/Verizon Wireless Capital LLC, senior note, 8.50%, 11/15/18	United States	700,000	910,330
Utilities 1.6%			
[d]Calpine Corp., senior secured note, 144A,			
7.50%, 2/15/21	United States	750,000	796,875
7.875%, 1/15/23	United States	2,000,000	2,132,500
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	500,000	611,769
[d]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	1,000,000	1,087,581
			4,628,725
Total Corporate Bonds (Cost $88,692,349)			93,857,993
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $69,309) 0.0%[†]			
Financials 0.0%[†]			
[f]Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 0.453%, 9/25/35	United States	69,266	63,579

54 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Balanced Fund	Country	Principal Amount*	Value
Mortgage-Backed Securities 0.1%			
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%			
FNMA 30 Year, 6.00%, 8/01/36	United States	128,095	$ 140,525
FNMA 30 Year, 6.50%, 4/01/36	United States	88,514	99,759
Total Mortgage-Backed Securities (Cost $214,139)			240,284
Municipal Bonds 2.9%			
California State GO,			
7.95%, 3/01/36	United States	2,000,000	2,176,760
5.25%, 11/01/40	United States	280,000	269,447
Various Purpose, 6.00%, 11/01/39	United States	85,000	89,145
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	150,000	131,026
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	145,000	135,768
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, 5.75%, 7/01/36	United States	5,000,000	4,732,950
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.50%, 8/01/42	United States	375,000	349,639
San Joaquin County Transportation Authority Sales Tax Revenue, Refunding, 5.50%, 3/01/41	United States	785,000	789,074
Total Municipal Bonds (Cost $8,358,515)			8,673,809
Total Investments before Short Term Investments (Cost $246,326,343)			277,327,016
Short Term Investments 7.4%			
U.S. Government and Agency Securities (Cost $11,499,684) 3.9%			
[g,h] U.S. Treasury Bill, 6/02/11	United States	11,500,000	11,499,931
Total Investments before Money Market Funds (Cost $257,826,027)			288,826,947
		Shares	
Money Market Funds (Cost $10,595,137) 3.5%			
[b,i] Institutional Fiduciary Trust Money Market Portfolio	United States	10,595,137	10,595,137
Total Investments (Cost $268,421,164) 100.0%			299,422,084
Options Written (0.2)%			(483,300)
Other Assets, less Liabilities 0.2%			502,314
Net Assets 100.0%			$299,441,098
		Contracts	
[j] **Options Written (0.2)%**			
Call Options (0.1)%			
Consumer Discretionary (0.1)%			
Limited Brands Inc., May $36 Calls, 5/21/11	United States	500	$ (257,500)
Limited Brands Inc., May $41 Calls, 5/21/11	United States	350	(45,500)
			(303,000)

Semiannual Report | 55

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Balanced Fund	Country	Contracts	Value
Options Written (continued)			
Consumer Staples (0.0)%†			
CVS Caremark Corp., May $37 Calls, 5/21/11	United States	500	$ (27,000)
Energy (0.0)%†			
Baker Hughes Inc., May $80 Calls, 5/21/11	United States	400	(37,200)
Halliburton Co., May $55 Calls, 5/21/11	United States	300	(6,000)
			(43,200)
Put Options (0.0)%†			
Consumer Discretionary (0.0)%†			
Urban Outfitters Inc., May $28 Puts, 5/21/11	United States	300	(6,600)
Urban Outfitters Inc., May $29 Puts, 5/21/11	United States	300	(12,000)
			(18,600)
Consumer Staples (0.0)%†			
CVS Caremark Corp., May $32 Puts, 5/21/11	United States	500	(5,500)
Energy (0.0)%†			
Baker Hughes Inc., May $60 Puts, 5/21/11	United States	200	(1,000)
Halliburton Co., May $40 Puts, 5/21/11	United States	300	(600)
			(1,600)
Information Technology (0.0)%†			
First Solar Inc., May $130 Puts, 5/21/11	United States	200	(58,800)
Google Inc., A, June $510 Puts, 6/18/11	United States	50	(25,600)
			(84,400)
Total Options Written (Premiums Received $347,318)			$ (483,300)

See Abbreviations on page 118.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aA portion or all of the security is held in connection with written option contracts open at period end.
bNon-income producing.
cSee Note 1(f) regarding equity-linked securities.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2011,
the aggregate value of these securities was $51,505,433, representing 17.2% of net assets.
ePerpetual security with no stated maturity date.
fThe coupon rate shown represents the rate at period end.
gThe security is traded on a discount basis with no stated coupon rate.
hSecurity or a portion of the security has been segregated as collateral for open written options contracts.
iSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
jSee Note 1(e) regarding written options.

56 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 57

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

58 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period May 15, 2008 (effective date) to October 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 59

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited)

Franklin Convertible Securities Fund	Shares	Value
Common Stocks (Cost $11,700,000) 1.3%		
Energy 1.3%		
El Paso Corp.	926,754	$ 17,988,295
Convertible Preferred Stocks 30.4%		
Consumer Discretionary 7.1%		
General Motors Co., 4.75%, cvt. pfd., B	433,800	21,607,578
Goodyear Tire & Rubber Co., 5.875%, cvt. pfd.	498,000	29,770,440
[a]Motors Liquidation Co., 1.50%, cvt. pfd., D	376,200	2,417,085
Retail Ventures Inc., 6.625%, cvt. pfd.	250,000	17,340,000
Stanley Black & Decker Inc., 4.75%, cvt. pfd.	200,000	23,590,000
		94,725,103
Consumer Staples 1.4%		
Archer-Daniels-Midland Co., 6.25%, cvt. pfd.	400,000	18,728,000
Energy 6.5%		
Apache Corp., 6.00%, cvt. pfd.	350,900	24,696,342
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	18,500	25,845,980
[b]Sandridge Energy Inc., 7.00%, cvt. pfd., 144A	200,000	36,392,600
		86,934,922
Financials 6.3%		
Affiliated Managers Group Inc., 5.10%, cvt. pfd.	350,000	17,325,000
Citigroup Inc., 7.50%, cvt. pfd.	200,000	26,008,000
[a]Fannie Mae, 5.375%, cvt. pfd.	140	945,000
Hartford Financial Services Group Inc., 7.25%, cvt. pfd.	580,000	15,602,000
Metlife Inc., 5.00%, cvt. pfd.	290,000	25,386,600
		85,266,600
Health Care 1.2%		
Tenet Healthcare Corp., 7.00%, cvt. pfd.	15,000	16,687,500
Industrials 2.5%		
Nielsen Holdings B.V., 6.25%, cvt. pfd.	180,000	10,878,750
[b]Swift Transportation Co., 6.00%, cvt. pfd., 144A	1,600,000	22,004,000
		32,882,750
Materials 1.8%		
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd. (South Africa)	440,000	24,816,000
Utilities 3.6%		
Great Plains Energy Inc., 12.00%, cvt. pfd.	388,200	25,718,289
PPL Corp., 8.75%, cvt. pfd.	150,000	8,055,000
PPL Corp., 9.50%, cvt. pfd.	250,000	14,202,500
		47,975,789
Total Convertible Preferred Stocks (Cost $364,585,823)		408,016,664
	Principal Amount*	
Convertible Bonds 63.6%		
Consumer Discretionary 8.3%		
Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22	16,000,000	16,480,000
BorgWarner Inc., cvt., senior note, 3.50%, 4/15/12	6,750,000	16,031,250
Coinstar Inc., cvt., senior note, 4.00%, 9/01/14	17,000,000	26,137,500
International Game Technology, cvt., senior note, 3.25%, 5/01/14	21,200,000	25,281,000

60 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Convertible Securities Fund	Principal Amount*	Value
Convertible Bonds (continued)		
Consumer Discretionary (continued)		
Liberty Media Corp., cvt., senior deb., B, 3.25%, 3/15/31	10,000,000	$ 8,450,000
MGM Resorts International, cvt., senior note, 4.25%, 4/15/15	18,000,000	18,787,500
		111,167,250
Energy 2.9%		
Helix Energy Solutions Group, cvt., senior note, 3.25%, 12/15/25	10,000,000	10,150,000
[b] James River Coal Co., cvt., senior note, 144A, 3.125%, 3/15/18	12,500,000	13,062,500
Peabody Energy Corp., cvt., junior sub. bond, 4.75%, 12/15/66	12,500,000	16,093,750
		39,306,250
Financials 2.6%		
[c] iStar Financial Inc., cvt., senior note, FRN, 0.805%, 10/01/12	11,000,000	10,285,000
Leucadia National Corp., cvt., senior sub. note, 3.75%, 4/15/14	3,600,000	6,408,000
MF Global Holdings Ltd., senior note, cvt., 1.875%, 2/01/16	17,500,000	18,200,000
		34,893,000
Health Care 17.5%		
ALZA Corp., cvt., sub. deb., zero cpn., 7/28/20	15,000,000	14,156,250
American Medical Systems Holdings Ltd., cvt., senior sub. note,		
3.25%, 7/01/36	2,048,000	3,130,880
4.00%, 9/15/41	12,952,000	21,694,600
[b] Amgen Inc., cvt., senior note, 144A, 0.375%, 2/01/13	15,000,000	15,037,500
Biomarin Pharmaceutical Inc., cvt., senior note, 1.875%, 4/23/17	10,300,000	14,741,875
Cephalon Inc., cvt., senior sub. note, 2.50%, 5/01/14	10,000,000	12,150,000
Dendreon Corp., cvt., senior note, 2.875%, 1/15/16	25,000,000	28,718,750
Gilead Sciences Inc., cvt., senior note, 0.625%, 5/01/13	15,000,000	17,475,000
Heartware International Inc., cvt., senior note, 3.50%, 12/15/17	10,000,000	10,500,000
Lifepoint Hospitals Inc., cvt., senior sub. bond, 3.25%, 8/15/25	2,517,000	2,627,119
Mylan Inc., cvt., senior note, 3.75%, 9/15/15	10,500,000	20,935,635
Omnicare Inc., cvt., senior sub. note, 3.75%, 12/15/25	15,000,000	20,062,500
Onyx Pharmaceuticals Inc., cvt., senior note, 4.00%, 8/15/16	15,000,000	18,412,500
Salix Pharmaceuticals Ltd., cvt., senior note, 2.75%, 5/15/15	20,000,000	22,950,000
Savient Pharmaceuticals Inc., cvt., senior note, 4.75%, 2/01/18	9,839,000	12,259,394
		234,852,003
Industrials 6.2%		
AMR Corp., cvt., senior note, 6.25%, 10/15/14	10,000,000	9,956,170
Ingersoll Rand Co., cvt., senior note, 4.50%, 4/15/12	8,000,000	22,650,000
[b] L-3 Communications Corp., cvt., senior bond, 144A, 3.00%, 8/01/35	15,000,000	15,168,750
WESCO International Inc., cvt., senior deb., 6.00%, 9/15/29	15,200,000	35,644,000
		83,418,920
Information Technology 20.4%		
Alliance Data Systems Corp., cvt., senior note,		
1.75%, 8/01/13	17,000,000	21,930,000
4.75%, 5/15/14	3,000,000	6,281,250
[d,e] BearingPoint Liquidating Trust	14,000,000	—
[b] Concur Technologies Inc., cvt., senior note, 144A, 2.50%, 4/15/15	17,000,000	21,571,640
EMC Corp., cvt., senior note, 1.75%, 12/01/13	14,000,000	25,305,000
Intel Corp., cvt.,		
[b] junior sub. bond, 144A, 2.95%, 12/15/35	19,000,000	20,353,750
sub. deb., 2.95%, 12/15/35	2,000,000	2,142,500

Semiannual Report | 61

See Abbreviations on page 118.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2011,
the aggregate value of these securities was $305,050,735, representing 22.71% of net assets.
cThe coupon rate shown represents the rate at period end.
dDefaulted security.
eSee Note 9 regarding restricted securities.
fSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

62 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 63

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

64 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 65

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

66 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period May 15, 2008 (effective date) to October 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 67

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited)

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks 76.8%			
Consumer Discretionary 7.8%			
Comcast Corp., A	United States	600,960	$ 15,769,190
The Home Depot Inc.	United States	414,000	15,375,960
Limited Brands Inc.	United States	471,000	19,386,360
NIKE Inc., B	United States	303,400	24,975,888
Target Corp.	United States	453,900	22,286,490
			97,793,888
Consumer Staples 7.8%			
The Coca-Cola Co.	United States	329,800	22,248,308
Diageo PLC, ADR	United Kingdom	227,200	18,487,264
PepsiCo Inc.	United States	370,000	25,489,300
The Procter & Gamble Co.	United States	237,700	15,426,730
Unilever NV, N.Y. shs.	Netherlands	488,700	16,127,100
			97,778,702
Energy 9.9%			
Chevron Corp.	United States	240,500	26,320,320
ConocoPhillips	United States	279,300	22,045,149
Exxon Mobil Corp.	United States	265,834	23,393,392
Halliburton Co.	United States	450,000	22,716,000
Schlumberger Ltd.	United States	129,200	11,595,700
Spectra Energy Corp.	United States	654,000	18,992,160
			125,062,721
Financials 9.0%			
Aflac Inc.	United States	306,200	17,205,378
Bank of America Corp.	United States	974,700	11,969,316
JPMorgan Chase & Co.	United States	530,000	24,183,900
Marsh & McLennan Cos. Inc.	United States	497,700	15,070,356
T. Rowe Price Group Inc.	United States	347,800	22,346,150
Wells Fargo & Co.	United States	574,500	16,723,695
Weyerhaeuser Co.	United States	241,164	5,549,184
			113,047,979
Health Care 8.7%			
Abbott Laboratories	United States	275,000	14,311,000
Johnson & Johnson	United States	332,000	21,819,040
Merck & Co. Inc.	United States	688,495	24,751,396
Pfizer Inc.	United States	879,300	18,430,128
Roche Holding AG	Switzerland	188,400	30,545,467
			109,857,031
Industrials 11.8%			
3M Co.	United States	237,400	23,077,654
The Boeing Co.	United States	159,300	12,708,954
Caterpillar Inc.	United States	142,300	16,422,843
General Dynamics Corp.	United States	272,000	19,807,040
General Electric Co.	United States	1,213,600	24,818,120
J.B. Hunt Transport Services Inc.	United States	282,800	13,483,904
Republic Services Inc.	United States	600,100	18,975,162
United Parcel Service Inc., B	United States	260,000	19,492,200
			148,785,877

58 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks (continued)			
Information Technology 10.7%			
Intel Corp.	United States	1,200,000	$ 27,828,000
International Business Machines Corp.	United States	139,900	23,864,142
Microchip Technology Inc.	United States	670,000	27,496,800
Microsoft Corp.	United States	750,000	19,515,000
Paychex Inc.	United States	443,900	14,519,969
Xerox Corp.	United States	2,101,600	21,205,144
			134,429,055
Materials 3.5%			
E. I. du Pont de Nemours and Co.	United States	434,800	24,692,292
Freeport-McMoRan Copper & Gold Inc., B	United States	351,128	19,322,574
			44,014,866
Telecommunication Services 4.1%			
AT&T Inc.	United States	612,910	19,073,759
Verizon Communications Inc.	United States	432,300	16,332,294
Vodafone Group PLC	United Kingdom	5,741,900	16,455,729
			51,861,782
Utilities 3.5%			
PPL Corp.	United States	227,500	6,240,325
Sempra Energy	United States	400,000	22,040,000
The Southern Co.	United States	404,000	15,772,160
			44,052,485
Total Common Stocks (Cost $771,671,451)			966,684,386
[a] **Equity-Linked Securities 4.2%**			
Information Technology 4.2%			
[b] Goldman Sachs Group Inc. into Apple Inc., 5.50%, 144A	United States	60,000	20,626,620
[b] Goldman Sachs Group Inc. into Cisco Systems Inc., 5.00%, 144A	United States	1,200,000	21,804,120
[b] Morgan Stanley into Apple Inc., 7.50%, 144A	United States	30,000	10,795,650
Total Equity-Linked Securities (Cost $50,973,000)			53,226,390
Convertible Preferred Stocks 12.8%			
Consumer Discretionary 1.4%			
General Motors Co., 4.75%, cvt. pfd., B	United States	360,300	17,946,543
Energy 1.8%			
[b] Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	16,000	22,353,280
Financials 6.9%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	18,000	18,792,000
Citigroup Inc., 7.50%, cvt. pfd.	United States	189,000	24,577,560
Hartford Financial Services Group Inc., 7.25%, cvt. pfd.	United States	310,000	8,339,000
Metlife Inc., 5.00%, cvt. pfd.	United States	250,000	21,885,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	12,500	13,493,500
			87,087,060
Health Care 0.6%			
Tenet Healthcare Corp., 7.00%, cvt. pfd.	United States	6,600	7,342,500
Materials 1.0%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	220,000	12,408,000

Semiannual Report | 69

See Abbreviations on page 118.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSee Note 1(f) regarding equity-linked securities.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2011,
the aggregate value of these securities was $75,579,670, representing 6.00% of net assets.
cNon-income producing.
dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
eSee Note 1(c) regarding joint repurchase agreement.
fThe security is traded on a discount basis with no stated coupon rate.

70 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 71

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

72 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited)

Franklin Limited Maturity U.S. Government Securities Fund	Principal Amount	Value
U.S. Government and Agency Securities 62.5%		
Citigroup Funding Inc., FDIC Guaranteed, 2.25%, 12/10/12	$10,000,000	$ 10,273,291
FHLB,		
1.375%, 5/28/14	10,000,000	10,044,020
3.125%, 12/13/13	8,000,000	8,419,352
5.75%, 5/15/12	2,000,000	2,112,642
FHLMC,		
2.125%, 3/23/12	8,000,000	8,130,400
3.50%, 5/29/13	4,200,000	4,444,049
3.75%, 6/28/13	7,000,000	7,461,461
4.50%, 1/15/13	8,300,000	8,855,029
4.50%, 7/15/13	3,500,000	3,787,592
4.50%, 1/15/14	7,000,000	7,645,708
5.125%, 7/15/12	14,000,000	14,815,304
5.50%, 8/20/12	8,000,000	8,527,672
senior note, 1.75%, 6/15/12	5,000,000	5,080,275
senior note, 4.75%, 3/05/12	10,000,000	10,376,590
FNMA,		
0.625%, 9/24/12	2,500,000	2,508,105
0.75%, 2/26/13	5,000,000	5,014,630
1.00%, 4/04/12	6,700,000	6,744,455
1.25%, 6/22/12	4,000,000	4,040,924
1.50%, 6/26/13	8,000,000	8,133,232
1.75%, 5/07/13	3,200,000	3,266,525
1.875%, 4/20/12	1,500,000	1,522,940
2.75%, 3/13/14	17,000,000	17,805,188
4.125%, 4/15/14	10,000,000	10,861,930
4.375%, 3/15/13	4,000,000	4,279,212
4.625%, 10/15/13	5,000,000	5,450,270
senior note, 4.375%, 7/17/13	6,000,000	6,466,992
General Electric Capital Corp., senior note, FDIC Guaranteed, 3.00%, 12/09/11	11,200,000	11,388,910
Regions Bank, senior note, FDIC Guaranteed, 3.25%, 12/09/11	10,000,000	10,186,620
U.S. Treasury Note,		
1.25%, 2/15/14	14,000,000	14,124,684
1.375%, 10/15/12	13,500,000	13,695,642
1.375%, 11/15/12	6,000,000	6,088,830
1.375%, 1/15/13	10,000,000	10,152,740
1.75%, 8/15/12	12,000,000	12,221,724
1.75%, 4/15/13	14,000,000	14,315,504
3.125%, 4/30/13	15,000,000	15,761,715
4.75%, 8/15/17	2,200,000	2,499,578
Total U.S. Government and Agency Securities (Cost $290,028,407)		296,503,735
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $5,145,152) 1.1%		
GNMA, 2010-124, A, 3.848%, 10/16/32	4,916,423	5,156,192

Semiannual Report | 73

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Limited Maturity U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities 34.2%		
[a]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 2.3%**		
FHLMC, 2.475%, 9/01/33	$ 132,051	$ 138,218
FHLMC, 2.48%, 12/01/33	678,213	710,374
FHLMC, 2.608%, 12/01/34	284,401	298,074
FHLMC, 2.66%, 8/01/34	787,130	824,269
FHLMC, 2.862%, 10/01/35	3,772,730	3,960,579
FHLMC, 2.93%, 7/01/35	3,595,614	3,763,605
FHLMC, 5.575%, 7/01/36	1,216,729	1,275,435
		10,970,554
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.6%		
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 7/01/23	5,421,725	5,791,160
FHLMC Gold 15 Year, 6.00%, 10/01/21	1,269,603	1,383,491
FHLMC Gold 15 Year, 6.00%, 10/01/23	8,352,410	9,070,331
FHLMC Gold 15 Year, 7.00%, 7/01/11 - 8/01/13	15,132	15,669
FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31	862,884	1,016,625
FHLMC Gold 30 Year, 9.50%, 3/01/21	16,527	18,254
		17,295,530
[a]**Federal National Mortgage Association (FNMA) Adjustable Rate 15.8%**		
FNMA, 1.725%, 6/01/34	588,866	595,480
FNMA, 1.918%, 11/01/32	2,141,899	2,200,641
FNMA, 1.93%, 3/01/33	1,256,244	1,275,341
FNMA, 1.968%, 1/01/35	7,324,426	7,523,818
FNMA, 2.023%, 4/01/34	152,254	154,678
FNMA, 2.036%, 2/01/35	622,032	645,744
FNMA, 2.05%, 8/01/34	2,668,548	2,780,118
FNMA, 2.10%, 7/01/34	1,617,230	1,682,374
FNMA, 2.125%, 4/01/33	287,371	300,095
FNMA, 2.145%, 4/01/35	122,314	122,872
FNMA, 2.213%, 3/01/35	777,727	806,955
FNMA, 2.29%, 3/01/34	137,061	139,330
FNMA, 2.312%, 1/01/33	146,822	153,719
FNMA, 2.38%, 6/01/33	190,631	197,609
FNMA, 2.411%, 2/01/36	12,866,211	13,414,276
FNMA, 2.414%, 5/01/34	739,533	776,275
FNMA, 2.425%, 12/01/34	374,064	391,833
FNMA, 2.448%, 8/01/34	312,961	315,337
FNMA, 2.465%, 1/01/33	8,445	8,851
FNMA, 2.481%, 2/01/34	1,146,311	1,200,334
FNMA, 2.631%, 11/01/36	6,240,961	6,561,155
FNMA, 2.635%, 4/01/33	1,100,857	1,152,455
FNMA, 2.651%, 1/01/35	249,135	262,888
FNMA, 2.67%, 2/01/36	5,470,373	5,776,049
FNMA, 2.702%, 4/01/36	11,691,951	12,307,784
FNMA, 2.734%, 9/01/34	483,446	500,371
FNMA, 3.16%, 10/01/36	8,685,007	9,205,057
FNMA, 4.104%, 8/01/33	477,071	504,703
FNMA, 4.282%, 9/01/33	1,856,713	1,964,103
FNMA, 5.809%, 11/01/11	2,174,150	2,174,740
		75,094,985

74 | Semiannual Report

See Abbreviations on page 118.

aThe coupon rate shown represents the rate at period end.
bNon-income producing.
cSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 75

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period and may fluctuate between classes due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

76 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period November 3, 2008 (effective date) to October 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period and may fluctuate between classes due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gRatio is calculated based on the Fund level net investment income, as reflected on the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating market value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 77

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period and may fluctuate between classes due to the timing of sales and repurchases of the Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

78 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited)

Franklin Real Return Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 13.9%			
Energy 6.4%			
[a]Alpha Natural Resources Inc.	United States	28,800	$ 1,675,296
Anadarko Petroleum Corp.	United States	54,300	4,286,442
Chevron Corp.	United States	41,200	4,508,928
Devon Energy Corp.	United States	58,600	5,332,600
Exxon Mobil Corp.	United States	46,177	4,063,576
Halliburton Co.	United States	60,000	3,028,800
Marathon Oil Corp.	United States	42,700	2,307,508
National Oilwell Varco Inc.	United States	27,700	2,124,313
Noble Energy Inc.	United States	28,300	2,724,441
Occidental Petroleum Corp.	United States	21,600	2,468,664
Schlumberger Ltd.	United States	36,850	3,307,288
[a]Weatherford International Ltd.	United States	130,800	2,822,664
			38,650,520
Materials 2.9%			
Alcoa Inc.	United States	115,800	1,968,600
Barrick Gold Corp.	Canada	97,400	4,968,374
Freeport-McMoRan Copper & Gold Inc., B	United States	93,846	5,164,345
Nucor Corp.	United States	24,000	1,127,040
Potash Corp. of Saskatchewan Inc.	Canada	44,300	2,497,634
United States Steel Corp.	United States	30,700	1,464,697
			17,190,690
Media 0.0%[†]			
[a,b]Dex One Corp.	United States	4,347	18,257
Real Estate 4.6%			
SPDR Dow Jones REIT ETF	United States	400,000	27,376,000
Total Common Stocks and Other Equity Interests (Cost $68,511,612)			83,235,467
		Principal Amount[*]	
Corporate Bonds 5.1%			
Automobiles & Components 0.3%			
Ford Motor Credit Co. LLC, senior note,			
7.00%, 4/15/15	United States	400,000	439,837
6.625%, 8/15/17	United States	200,000	220,630
8.125%, 1/15/20	United States	200,000	238,094
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	800,000	893,000
			1,791,561
Capital Goods 0.4%			
[c]Case New Holland Inc., senior note, 144A, 7.875%, 12/01/17	United States	1,000,000	1,122,500
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	800,000	872,000
[c]RSC Equipment Rental Inc. and RSC Holdings III LLC, senior secured note, 144A, 10.00%, 7/15/17	United States	500,000	575,000
			2,569,500

Semiannual Report | 79

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Consumer Durables & Apparel 0.1%			
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	600,000	$ 647,250
Consumer Services 0.2%			
[c]CityCenter Holdings/Finance, senior secured note, 144A, 7.625%, 1/15/16	United States	300,000	314,250
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	300,000	290,625
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	300,000	318,750
Starwood Hotels & Resorts Worldwide Inc., senior note, 6.75%, 5/15/18	United States	500,000	548,750
			1,472,375
Diversified Financials 0.2%			
GMAC Inc., senior note, 6.875%, 9/15/11	United States	506,000	515,804
[c]International Lease Finance Corp., senior secured note, 144A, 6.75%, 9/01/16	United States	800,000	856,000
			1,371,804
Energy 0.8%			
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	500,000	628,259
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	800,000	866,000
6.125%, 2/15/21	United States	200,000	206,750
CONSOL Energy Inc.,			
senior note, 8.00%, 4/01/17	United States	200,000	222,000
senior note, 8.25%, 4/01/20	United States	100,000	112,000
[c]senior secured note, 144A, 6.375%, 3/01/21	United States	400,000	404,000
El Paso Corp., senior secured bond, 6.50%, 9/15/20	United States	600,000	656,114
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	1,000,000	1,100,000
[c]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	300,000	295,500
			4,490,623
Food & Staples Retailing 0.3%			
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	500,000	565,625
8.00%, 8/15/20	United States	900,000	974,250
			1,539,875
Food, Beverage & Tobacco 0.4%			
[c]BAT International Finance PLC, 144A, 8.125%, 11/15/13	United Kingdom	400,000	462,330
[c]Blue Merger Sub Inc., senior note, 144A, 7.625%, 2/15/19	United States	400,000	411,500
[c]Dean Foods Co., senior note, 144A, 9.75%, 12/15/18	United States	700,000	729,750
JBS USA LLC, senior note, 11.625%, 5/01/14	United States	400,000	470,000
			2,073,580
Health Care Equipment & Services 0.2%			
DaVita Inc., senior note,			
6.375%, 11/01/18	United States	200,000	205,250
6.625%, 11/01/20	United States	200,000	206,250
[c]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	100,000	115,125
HCA Inc., senior secured note, 9.125%, 11/15/14	United States	800,000	844,000
			1,370,625

80 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Materials 0.6%			
[c] FMG Resources August 2006 Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	200,000	$ 210,000
6.875%, 2/01/18	Australia	800,000	848,000
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	1,000,000	1,000,000
Novelis Inc., senior note, 8.75%, 12/15/20	India	600,000	673,500
[c] Reynolds Group Issuer Inc./LLC/SA, senior note, 144A, 8.50%, 5/15/18	United States	1,000,000	1,035,000
			3,766,500
Media 0.6%			
CCO Holdings LLC, senior note, 8.125%, 4/30/20	United States	1,000,000	1,117,500
EchoStar DBS Corp., senior note, 7.125%, 2/01/16	United States	1,200,000	1,284,000
[c] Univision Communications Inc., senior secured note, 144A,			
12.00%, 7/01/14	United States	500,000	541,250
[d] 6.875%, 5/15/19	United States	900,000	907,875
			3,850,625
Pharmaceuticals, Biotechnology & Life Sciences 0.3%			
[c] Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	Spain	300,000	311,250
[c] Mylan Inc., senior note, 144A, 7.875%, 7/15/20	United States	1,200,000	1,332,000
			1,643,250
Software & Services 0.2%			
SunGard Data Systems Inc.,			
[c] senior note, 144A, 7.625%, 11/15/20	United States	400,000	419,000
senior secured note, 4.875%, 1/15/14	United States	600,000	615,000
			1,034,000
Technology Hardware & Equipment 0.1%			
[c] CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	400,000	423,000
Telecommunication Services 0.2%			
Frontier Communications Corp., senior note,			
8.25%, 4/15/17	United States	100,000	108,875
8.50%, 4/15/20	United States	900,000	979,875
8.75%, 4/15/22	United States	200,000	217,500
			1,306,250
Utilities 0.2%			
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	500,000	611,769
[c] Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	600,000	654,000
			1,265,769
Total Corporate Bonds (Cost $28,337,331)			30,616,587
[e,f] **Senior Floating Rate Interests 4.2%**			
Capital Goods 0.4%			
[d] Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	341,055	344,571
RBS Global Inc. (Rexnord), Tranche B-1 Term B Loan, 2.75% - 2.813%, 7/22/13	United States	250,000	250,000
[d] Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	Netherlands	320,000	323,439
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	United States	1,177,050	1,191,484
			2,109,494

Semiannual Report | 81

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
[e,f] Senior Floating Rate Interests (continued)			
Commercial & Professional Services 0.2%			
ARAMARK Corp.,			
Extended Synthetic L/C, 3.344%, 7/26/16	United States	18,512	$ 18,565
Term Loan B Extended, 3.557%, 7/26/16	United States	281,488	282,292
[d] Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	United States	400,000	402,250
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	United States	300,000	302,413
			1,005,520
Consumer Durables & Apparel 0.1%			
[d] Jarden Corp., Tranche B Term Loan, 3.242% - 5.25%, 3/31/18	United States	300,000	303,525
Consumer Services 0.6%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	182,400	184,305
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	993,842	994,549
[d] DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	890,297	902,061
Visant Corp. (Jostens), Term Loan B, 5.25%, 12/22/16	United States	1,246,875	1,254,506
			3,335,421
Diversified Financials 0.2%			
[d] Moneygram Payment Systems Worldwide Inc., Term Loan B, 5.50%, 11/13/17	United States	68,700	69,473
[d] MSCI Inc., Term Loan B, 5.00%, 3/09/17	United States	656,196	663,374
TransUnion LLC, Term Loan, 4.75%, 2/10/18	United States	250,000	252,281
			985,128
Energy 0.1%			
Alpha Natural Resources Inc., Senior Unsecured Bridge Loan, 0.75%, 1/28/12	United States	903,600	903,600
Food & Staples Retailing 0.1%			
SUPERVALU Inc., Term Loan B-2, 3.461%, 10/05/15	United States	428,917	429,988
Food, Beverage & Tobacco 0.2%			
Dean Foods Co., 2016 Tranche B Term Loan, 3.56%, 4/02/16	United States	188,177	186,597
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	1,000,000	1,005,544
Michael Foods Group Inc., Term Loan B, 4.25%, 2/25/18	United States	250,000	252,469
			1,444,610
Health Care Equipment & Services 0.7%			
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.461%, 4/28/15	United States	58,533	58,657
Parent Term Loan, 3.461% - 3.557%, 4/28/15	United States	240,767	241,279
Community Health Systems Inc., Extended Term Loan, 3.811%, 1/25/17	United States	1,243,560	1,225,943
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	1,246,875	1,260,113
HCA Inc., Tranche B-2 Term Loan, 3.557%, 3/31/17	United States	320,000	320,844
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	United States	1,296,475	1,305,186
			4,412,022

82 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
e,f Senior Floating Rate Interests (continued)			
Materials 0.7%			
d American Rock Salt Co. LLC, Initial Loan, 4.50%, 4/25/17	United States	227,336	$ 229,609
Celanese U.S. Holdings LLC, Term Loan C, 3.303%, 10/31/16	United States	299,246	301,927
Georgia-Pacific LLC, Term Loan C, 3.557% - 3.56%, 12/23/14	United States	299,212	300,978
Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14	United States	1,246,819	1,260,261
Nalco Co., Term Loan B-1, 4.50%, 10/05/17	United States	880,000	889,167
Reynolds Group Holdings Inc, U.S. Term Loan, 4.25%, 2/09/18	United States	312,500	314,649
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	United States	750,000	758,438
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	307,811	310,870
			4,365,899
Media 0.2%			
Cinemark USA Inc., Extended Term Loan, 3.48% - 3.57%, 4/30/16	United States	299,242	301,415
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-3, 2.059%, 3/29/16	United States	299,244	300,345
Regal Cinemas Corp., Term Loan, 3.557%, 8/23/17	United States	299,250	300,371
d TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	121,622	123,028
d UPC Financing Partnership, Term Loan T, 3.744%, 12/31/16	Netherlands	300,000	301,219
			1,326,378
Pharmaceuticals, Biotechnology & Life Sciences 0.2%			
d Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	274,286	276,857
d Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	548,571	553,714
d WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	377,143	380,679
			1,211,250
Retailing 0.1%			
d Dollar General Corp., Tranche B-1 Term Loan, 2.961% - 3.023%, 7/07/14	United States	312,500	312,792
Software & Services 0.1%			
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	319,198	321,991
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.877% - 3.937%, 2/28/16	United States	308,199	310,124
			632,115
Telecommunication Services 0.2%			
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	1,300,000	1,314,524
Transportation 0.1%			
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	United States	236,300	235,808
Tranche B Term Loan, 3.75%, 3/11/18	United States	550,000	555,653
			791,461
Total Senior Floating Rate Interests (Cost $24,818,167)			24,883,727

Semiannual Report | 83

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Real Return Fund	Country	Principal Amount*	Value
Foreign Government and Agency Securities 13.5%			
Government of Hungary, senior note,			
3.50%, 7/18/16	Hungary	60,000 EUR	$ 81,510
4.375%, 7/04/17	Hungary	150,000 EUR	207,447
5.75%, 6/11/18	Hungary	435,000 EUR	642,638
3.875%, 2/24/20	Hungary	180,000 EUR	230,306
Government of Malaysia, senior bond,			
3.833%, 9/28/11	Malaysia	34,790,000 MYR	11,815,412
2.711%, 2/14/12	Malaysia	200,000 MYR	67,555
3.718%, 6/15/12	Malaysia	1,795,000 MYR	611,675
2.509%, 8/27/12	Malaysia	2,380,000 MYR	799,069
3.702%, 2/25/13	Malaysia	1,840,000 MYR	627,486
3.461%, 7/31/13	Malaysia	150,000 MYR	50,901
3.814%, 2/15/17	Malaysia	6,100,000 MYR	2,077,686
Government of Norway, 6.00%, 5/16/11	Norway	14,810,000 NOK	2,826,596
Government of Poland, 4.25%, 5/24/11	Poland	21,500,000 PLN	8,103,520
Government of Sweden, 5.50%, 10/08/12	Sweden	22,430,000 SEK	3,879,907
Korea Treasury Bond, senior bond,			
5.50%, 6/10/11	South Korea	5,150,000,000 KRW	4,831,743
4.00%, 6/10/12	South Korea	2,120,000,000 KRW	1,993,783
4.25%, 12/10/12	South Korea	11,000,000,000 KRW	10,387,496
New South Wales Treasury Corp.,			
6.00%, 5/01/12	Australia	640,000 AUD	708,883
5.50%, 8/01/13	Australia	8,230,000 AUD	9,086,113
Nota Do Tesouro Nacional,			
10.00%, 1/01/12	Brazil	5,770[g] BRL	3,609,614
[h] Index Linked, 6.00%, 5/15/15	Brazil	4,600[g] BRL	5,807,717
[h] Index Linked, 6.00%, 5/15/45	Brazil	1,680[g] BRL	2,226,468
Queensland Treasury Corp.,			
6.00%, 6/14/11	Australia	2,165,000 AUD	2,377,877
senior note, 6.00%, 8/21/13	Australia	1,940,000 AUD	2,160,224
Western Australia Treasury Corp.,			
5.50%, 7/17/12	Australia	2,395,000 AUD	2,641,131
8.00%, 6/15/13	Australia	2,270,000 AUD	2,631,505
Total Foreign Government and Agency Securities (Cost $71,910,936)			80,484,262
U.S. Government and Agency Securities 49.1%			
[i] U.S. Treasury Note, Index Linked,			
2.00%, 4/15/12	United States	48,851,533	51,065,142
0.625%, 4/15/13	United States	45,015,410	47,371,697
2.00%, 1/15/14	United States	43,350,618	47,733,105
1.25%, 4/15/14	United States	43,913,083	47,496,479
2.00%, 7/15/14	United States	1,173,881	1,305,301
1.625%, 1/15/15	United States	45,194,333	49,787,930
0.50%, 4/15/15	United States	20,420,890	21,599,870
2.00%, 1/15/16	United States	23,411,876	26,352,993
Total U.S. Government and Agency Securities (Cost $278,241,367)			292,712,517
Total Investments before Short Term Investments (Cost $471,819,413)			511,932,560

84 | Semiannual Report

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bAt April 30, 2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2011,
the aggregate value of these securities was $11,967,330, representing 2.01% of net assets.
dA portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(d).
eThe coupon rate shown represents the rate at period end.
fSee Note 1(g) regarding senior floating rate interests.
gPrincipal amount is stated in 1,000 Brazilian Real Units.
hRedemption price at maturity is adjusted for inflation. See Note 1(i).
iPrincipal amount of security is adjusted for inflation. See Note 1(i).
jThe security is traded on a discount basis with no stated coupon rate.
kSee Note 1(c) regarding joint repurchase agreement.

Semiannual Report | 85

86 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 87

88 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 89

Franklin Investors Securities Trust

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*

April 30, 2011 (unaudited)

	Franklin Limited Maturity U.S. Government Securities Fund	Franklin Real Return Fund
Class A:		
Net assets, at value	$366,563,413	$449,674,165
Shares outstanding	35,087,857	39,050,571
Net asset value per share[a]	$10.45	$11.52
Maximum offering price per share (net asset value per share ÷ 97.75% and 95.75%, respectively)	$10.69	$12.03
Class C:		
Net assets, at value	—	$102,816,777
Shares outstanding	—	8,977,602
Net asset value and maximum offering price per share[a]	—	$11.45
Advisor Class:		
Net assets, at value	$107,839,836	$ 43,715,279
Shares outstanding	10,330,929	3,788,749
Net asset value and maximum offering price per share	$10.44	$11.54

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable

90 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 91

92 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 93

94 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 95

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds, five of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services

96 | Semiannual Report

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Semiannual Report | 97

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

Certain funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Funds at period end had been entered into on April 29, 2011.

98 | Semiannual Report

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Securities Purchased on a When-Issued and Delayed Delivery Basis

Certain funds purchase securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Franklin Balanced Fund, the Franklin Equity Income Fund, and the Franklin Real Return Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

The Franklin Real Return Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund’s investment objectives.

The Franklin Balanced Fund and the Franklin Equity Income Fund purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 10 regarding investment transactions and other derivative information, respectively.

Semiannual Report | 99

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Equity-Linked Securities

The Franklin Balanced Fund and the Franklin Equity Income Fund invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the fund.

g. Senior Floating Rate Interests

The Franklin Real Return Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the fund invests are generally readily marketable, but may be subject to some restrictions on resale.

h. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. Each fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. Each fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of April 30, 2011, and for all open tax years, each fund has determined that no provision for income tax is required in each fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Income Taxes (continued)

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments on the Statements of Operations.

Semiannual Report | 101

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

102 | Semiannual Report

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Balanced Fund		Franklin Convertible Securities Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended April 30, 2011				
Shares sold	3,819,048	$ 37,772,825	3,324,075	$ 51,112,501
Shares issued in reinvestment of distributions	76,284	755,292	162,873	2,447,406
Shares redeemed	(614,570)	(6,085,477)	(1,625,261)	(24,951,260)
Net increase (decrease)	3,280,762	$ 32,442,640	1,861,687	$ 28,608,647
Year ended October 31, 2010				
Shares sold	3,303,648	$ 29,728,203	2,613,813	$ 34,913,062
Shares issued in reinvestment of distributions	87,064	785,782	357,254	4,721,371
Shares redeemed	(730,539)	(6,522,188)	(3,349,774)	(44,582,014)
Net increase (decrease)	2,660,173	$ 23,991,797	(378,707)	$ (4,947,581)
Class R Shares:				
Six Months ended April 30, 2011				
Shares sold	85,923	$ 853,295		
Shares issued in reinvestment of distributions	2,136	21,365		
Shares redeemed	(10,311)	(105,222)		
Net increase (decrease)	77,748	$ 769,438		
Year ended October 31, 2010				
Shares sold	60,677	$ 548,878		
Shares issued in reinvestment of distributions	1,121	10,270		
Shares redeemed	(11,884)	(104,409)		
Net increase (decrease)	49,914	$ 454,739		
Advisor Class Shares:				
Six Months ended April 30, 2011				
Shares sold	164,685	$ 1,663,718	7,264,594	$ 113,925,706
Shares issued in reinvestment of distributions	5,038	50,232	61,803	940,696
Shares redeemed	(24,631)	(246,444)	(948,826)	(14,738,020)
Net increase (decrease)	145,092	$ 1,467,506	6,377,571	$ 100,128,382
Year ended October 31, 2010				
Shares sold	155,041	$ 1,404,703	3,156,765	$ 42,839,301
Shares issued in reinvestment of distributions	7,946	72,195	43,558	585,323
Shares redeemed	(37,583)	(344,753)	(1,097,395)	(14,738,363)
Net increase (decrease)	125,404	$ 1,132,145	2,102,928	$ 28,686,261

Semiannual Report | 103

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Equity Income Fund		Franklin Limited Maturity U.S. Government Securities Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended April 30, 2011				
Shares sold	16,492,573	$ 280,560,370	7,596,719	$ 79,523,460
Shares issued in reinvestment of distributions	908,176	15,291,495	362,965	3,796,091
Shares redeemed	(5,818,005)	(99,160,031)	(11,393,783)	(119,107,926)
Net increase (decrease)	11,582,744	$ 196,691,834	(3,434,099)	$ (35,788,375)
Year ended October 31, 2010				
Shares sold	21,366,860	$ 322,345,896	18,612,414	$ 195,197,105
Shares issued in reinvestment of distributions	1,148,591	17,402,137	749,283	7,861,396
Shares redeemed	(10,726,280)	(160,825,407)	(14,980,161)	(157,014,664)
Net increase (decrease)	11,789,171	$ 178,922,626	4,381,536	$ 46,043,837
Class B Shares:				
Six Months ended April 30, 2011				
Shares sold	39,471	$ 668,268		
Shares issued in reinvestment of distributions	7,941	132,439		
Shares redeemed	(248,219)	(4,204,174)		
Net increase (decrease)	(200,807)	$ (3,403,467)		
Year ended October 31, 2010				
Shares sold	74,816	$ 1,117,496		
Shares issued in reinvestment of distributions	17,381	261,602		
Shares redeemed	(571,547)	(8,539,546)		
Net increase (decrease)	(479,350)	$ (7,160,448)		
Class C Shares:				
Six Months ended April 30, 2011				
Shares sold	1,863,172	$ 31,589,539		
Shares issued in reinvestment of distributions	83,858	1,403,267		
Shares redeemed	(884,867)	(14,935,186)		
Net increase (decrease)	1,062,163	$ 18,057,620		
Year ended October 31, 2010				
Shares sold	2,198,563	$ 32,974,288		
Shares issued in reinvestment of distributions	115,616	1,743,489		
Shares redeemed	(2,332,300)	(34,738,314)		
Net increase (decrease)	(18,121)	$ (20,537)

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Equity Income Fund			Franklin Limited Maturity U.S. Government Securities Fund	
	Shares		Amount	Shares	Amount
Class R Shares:					
Six Months ended April 30, 2011					
Shares sold	31,325	$	534,956		
Shares issued in reinvestment of distributions	3,640		61,241		
Shares redeemed	(45,100)		(772,323)		
Net increase (decrease)	(10,135)	$	(176,126)		
Year ended October 31, 2010					
Shares sold	52,289	$	789,755		
Shares issued in reinvestment of distributions	6,510		98,559		
Shares redeemed	(133,390)		(1,981,779)		
Net increase (decrease)	(74,591)	$	(1,093,465)		
Advisor Class Shares:					
Six Months ended April 30, 2011					
Shares sold	301,291	$	5,263,730	4,117,298	$ 42,980,732
Shares issued in reinvestment of distributions	4,263		72,079	45,956	480,142
Shares redeemed	(53,622)		(901,402)	(2,432,925)	(25,402,026)
Net increase (decrease)	251,932	$	4,434,407	1,730,329	$ 18,058,848
Year ended October 31, 2010					
Shares sold	165,513	$	2,506,151	5,804,526	$ 60,818,299
Shares issued in reinvestment of distributions	5,022		76,186	70,938	743,719
Shares redeemed	(60,274)		(900,484)	(2,543,365)	(26,605,017)
Net increase (decrease)	110,261	$	1,681,853	3,332,099	$ 34,957,001

	Franklin Real Return Fund	
	Shares	Amount
Class A Shares:		
Six Months ended April 30, 2011		
Shares sold	9,507,875	$ 107,275,585
Shares issued in reinvestment of distributions	607,627	6,862,686
Shares redeemed	(5,916,811)	(66,631,956)
Net increase (decrease)	4,198,691	$ 47,506,315
Year ended October 31, 2010		
Shares sold	14,222,235	$ 154,674,946
Shares issued in reinvestment of distributions	689,117	7,474,752
Shares redeemed	(11,994,457)	(130,462,395)
Net increase (decrease)	2,916,895	$ 31,687,303

Semiannual Report | 105

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Franklin Balanced Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

The Franklin Convertible Securities Fund and the Franklin Equity Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

The Franklin Limited Maturity U.S. Government Securities Fund pays an investment management fee to Advisers based on the month-end net assets of the fund as follows:

Semiannual Report | 107

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

The Franklin Real Return Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

b. Administrative Fees

FT Services provides administrative services to the Funds. The Franklin Balanced Fund and the Franklin Real Return Fund each pay an administrative fee to FT Services of 0.20% per year of their respective average daily net assets. Under an agreement with Advisers, the administrative fee for the Franklin Convertible Securities Fund, the Franklin Equity Income Fund, and the Franklin Limited Maturity U.S. Government Securities Fund are paid by Advisers based on each fund’s average daily net assets, and is not an additional expense of the funds.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds’ Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Effective February 1, 2009, the Board of Trustees has set the current rate at 0.30% per year for Class A shares for the Franklin Balanced Fund until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

e. Transfer Agent Fees

For the period ended April 30, 2011, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin Balanced Fund and the Franklin Real Return Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses), for each class of the funds do not exceed 0.71% and 0.65%, respectively (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 29, 2012.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended April 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2010, the capital loss carryforwards were as follows:

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Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (continued)

At April 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, paydown losses, bond discounts and premiums, corporate actions, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, paydown losses, bond discounts and premiums, and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2011, were as follows:

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT TRANSACTIONS (continued)

Transactions in options written during the period ended April 30, 2011, were as follows:

See Notes 1(e) and 10 regarding derivative financial instruments and other derivative information, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

Certain funds invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK

At April 30, 2011, the Franklin Balanced Fund, the Franklin Convertible Securities Fund, the Franklin Equity Income Fund, and the Franklin Real Return Fund had 8.96%, 74.40%, 10.09%, and 11.91% respectively, of their portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

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Notes to Financial Statements (unaudited) (continued)

9. RESTRICTED SECURITIES

The Franklin Convertible Securities Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At April 30, 2011, the Franklin Convertible Securities Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

10. OTHER DERIVATIVE INFORMATION

At April 30, 2011, the Franklin Balanced Fund and the Franklin Real Return Fund have invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

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Notes to Financial Statements (unaudited) (continued)

10. OTHER DERIVATIVE INFORMATION (continued)

For the period ended April 30, 2011, the effect of derivative contracts on the Franklin Balanced Fund’s, the Franklin Equity Income Fund’s, and the Franklin Real Return Fund’s Statements of Operations was as follows:

aRepresents the average number of option contracts or notional amount for other derivative contracts outstanding during the period.

See Note 1(e) regarding derivative financial instruments.

11. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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Notes to Financial Statements (unaudited) (continued)

11. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended April 30, 2011, the Funds did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of April 30, 2011, in valuing the Funds’ assets and liabilities carried at fair value:

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Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Equity Income Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Energy	$ 125,062,721	$ 22,353,280	$—	$ 147,416,001
Health Care	109,857,031	7,342,500	—	117,199,531
Utilities	44,052,485	13,250,020	—	57,302,505
Other Equity Investments[b]	806,428,752	—	—	806,428,752
Equity-Linked Securities	—	53,226,390	—	53,226,390
Convertible Bonds	—	7,697,812	—	7,697,812
Short Term Investments	62,766,852	49,891	—	62,816,743
Total Investments in Securities	$1,148,167,841	$103,919,893	$—	$1,252,087,734
Franklin Limited Maturity U.S. Government Securities Fund				
Assets:				
Investments in Securities:				
U.S. Government and Agency Securities	$ —	$296,503,735	$—	$ 296,503,735
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	5,156,192	—	5,156,192
Mortgage-Backed Securities	—	162,598,082	—	162,598,082
Short Term Investments	9,392,792	—	—	9,392,792
Total Investments in Securities	$ 9,392,792	$464,258,009	$—	$ 473,650,801
Franklin Real Return Fund				
Assets:				
Investments in Securities:				
Other Equity Investments[b]	$ 83,235,467	$ —	$—	$ 83,235,467
Corporate Bonds	—	30,616,587	—	30,616,587
Senior Floating Rate Interests	—	24,883,727	—	24,883,727
Foreign Government and Agency Securities	—	80,484,262	—	80,484,262
U.S. Government and Agency Securities	—	292,712,517	—	292,712,517
Short Term Investments	1,664,995	85,818,207	—	87,483,202
Total Investments in Securities	$ 84,900,462	$514,515,300	$—	$ 599,415,762
Forward Exchange Contracts	—	654,299	—	654,299
Liabilities:				
Forward Exchange Contracts	—	1,805,241	—	1,805,241

[b]For detailed industry descriptions, see the accompanying Statements of Investments.

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Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS (continued)

At April 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds’ fair value, were as follows:

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments. bIncludes security determined to have no value.

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Investors Securities Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivative and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison with its selected performance universe during 2010 and during the previous 10 years ended December 31, 2010, unless otherwise noted. Performance on a total return basis was shown by Lipper for all Funds with performance on an income return basis being shown for those Funds having income return as an element of their investment objective. The following summarizes the performance results for each Fund.

Franklin Balanced Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional mixed-asset target allocation growth funds as selected by Lipper during 2010, 2009, 2008, and 2007, being the Fund’s first four full

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

years of operations. The Lipper report showed both the Fund’s income return and total return to be in the highest quintile of its performance universe during 2010, and its income return and total return on an annualized basis to each be in the highest quintile of such universe during its four-year period of operations. The Board was satisfied with such comparative performance.

Franklin Convertible Securities Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional convertible securities funds as selected by Lipper. The Lipper report showed the Fund’s income return during 2010 to be in the second-highest quintile of its performance universe and on an annualized basis during each of the previous three-, five- and 10-year periods to be in the highest quintile of such performance universe. The Lipper report showed that the Fund’s total return during 2010 was in the highest quintile of its performance universe and on an annualized basis was also in the highest quintile of such universe for the previous three- and 10-year periods and in the middle quintile of such universe for the previous five-year period. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

Franklin Equity Income Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional equity income funds as selected by Lipper. The Lipper report showed the Fund’s income return during 2010 to be in the highest quintile of the performance universe, and on an annualized basis during each of the previous three-, five-, and 10-year periods to also be in the highest quintile of such performance universe. The Lipper report showed the Fund’s total return during 2010 to be in the second-highest quintile of such universe and on an annualized basis to be in the middle quintile of such universe for the previous three-year period and in the lowest and next to lowest quintiles, respectively, for the previous five- and 10-year periods. The Board was satisfied with such comparative performance, noting the Fund’s consistently high comparative income return and its improved relative total return in recent years.

Franklin Limited Maturity U.S. Government Securities Fund – The Fund’s investment performance was shown in comparison to a performance universe consisting of all retail and institutional short U.S. government funds as selected by Lipper. The Lipper report showed the Fund’s income return during 2010 to be in the second-highest quintile of its performance universe and on an annualized basis to be in either the highest or second-highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the second-highest quintile of its performance universe during 2010 and on an annualized basis to be in the highest quintile for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report.

Franklin Real Return Fund – The Fund has been in operation for six full calendar years and its investment performance was shown in comparison to a performance universe consisting of all retail and institutional Treasury inflation-protected securities (TIPS) funds as selected by Lipper. The Lipper report showed the Fund’s income return during 2010 to be in the highest quintile of

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

such performance universe, and on an annualized basis to be in the second-lowest quintile of such universe during each of the previous three- and five-year periods, respectively. The Lipper report showed the Fund’s 2010 total return to be in the second-highest quintile of its performance universe, and on an annualized basis to be in the second-lowest quintile of such universe during the previous three-year period, but to be in the highest or best performing quintile of such universe during the previous five-year period. The Board found the Fund’s comparative performance as set forth in the Lipper report to be acceptable, noting its favorable overall performance in 2010 and its favorable annualized total return over the previous five-year period.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its expense group. The Lipper contractual investment management fee analysis includes within such fee any separate administrative fees, and the Lipper total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate and actual total expense ratio for each of Franklin Convertible Securities Fund and Franklin Equity Income Fund were in either the least expensive or second least expensive quintiles of their respective Lipper expense groups. The Board was satisfied with the comparative contractual investment management fee rate and actual total expense ratios of these Funds as shown in the Lipper reports. The contractual investment management fee rate for Franklin Balanced Fund was above the median of its Lipper expense group, but due to fee waivers, its actual investment management fee and total expense ratio were in the least expensive quintiles of such group. The Board was satisfied with the comparative contractual investment management fee rate and actual total expense ratio of this Fund as shown in the Lipper reports. The contractual management fee rate of Franklin Limited Maturity U.S. Government Securities Fund was within two basis points of the median of its Lipper expense group, while its actual total expense ratio was below the median of such group. The Board found the comparative contractual management fee rate and total expense ratio of this Fund as shown in the Lipper report to be acceptable. The contractual investment management fee and actual total expense ratio for Franklin Real Return Fund were above the median of its Lipper expense group, but its actual total expense ratio was within six basis points of the median for such expense group. The Board found the contractual management fees and total expense ratio of the Fund to be acceptable, noting that expenses were subsidized through management fee waivers and reimbursements.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The management fee structure including a separate fixed administrative fee for Franklin Real Return Fund provides for breakpoints in stages

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Franklin Investors Securities Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

going to the $21.5 billion asset level, which far exceeded the size of the Fund, which at year-end was approximately $490 million. The Board believed that to the extent economies of scale may be realized by the Manager of the Fund and its affiliates, that this schedule of fees provided a sharing of benefits with the Fund and its shareholders, and noted also that the expenses of the Fund were partially subsidized by management. The management fee structure, which includes administrative expenses, for Franklin Limited Maturity U.S. Government Securities Fund provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; and 0.45% on assets in excess of $250 million. At 2010 year-end, the Fund’s assets were approximately $505 million. The Board noted the Fund’s comparative management fee rate and favorable total expense rate in respect to its Lipper expense group, as well as the fact that assets in excess of a fund’s last breakpoint still resulted in an overall lower investment management fee rate and believed that to the extent economies of scale may be realized by the Manager and its affiliates, there was a sharing of benefits with this Fund and its shareholders. The management fee structure, which includes administrative expenses for each of Franklin Convertible Securities Fund and Franklin Equity Income Fund, provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets; and 0.45% on assets in excess of $250 million, with additional breakpoints for assets at the $7.5 billion and $10 billion levels, and other breakpoints continuing thereafter. Franklin Convertible Securities Fund and Franklin Equity Income Fund had assets of $1.07 billion and $1.04 billion, respectively, at year-end, and the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreements for each of these Funds provides a sharing of benefits with each of these Funds and their shareholders, noting the favorable effective management fee rate and total expense ratios of each in comparison to their respective Lipper expense groups. The Board did not believe the asset size of Franklin Balanced Fund, whose expenses were partially subsidized by management, afforded any economies of scale.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

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Shareholder Information (continued)

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

FRANKLIN INVESTORS SECURITIES TRUST

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FIST1 S 06/11

APRIL 30, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin Adjustable U.S. Government Securities Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

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Semiannual Report

Economic and Market Overview

The U.S. economy expanded during the six-month reporting period largely due to rising exports and greater consumer and business spending. Early in the period, consumers were concerned about declines in home sales and fears of a renewed economic slowdown. The Federal Reserve Board (Fed) kept interest rates historically low, and in November, to promote a stronger recovery, the Fed announced its intention to buy $600 billion of longer term Treasury securities by the end of the second quarter of 2011. The job market improved, and employment increased for six consecutive months while the unemployment rate declined. The growing job market boosted consumer confidence, and led to improved real estate and retail activity beginning in March.

Rising oil and food prices, however, eroded consumers’ spending power. Geopolitical instability in North Africa and the Middle East created worries about global supply. Crude oil prices, which began the reporting period at $81 per barrel, reached a six-month high of $114 at period-end. Storms and droughts in several states reduced crop yields, pushing up prices for corn, wheat and soybeans. As oil and food prices rose, the pace of inflation accelerated during the period.

Despite turmoil in North Africa and the Middle East, the multiple crises triggered by Japan’s earthquake and the threat of a U.S. government shutdown, a generally favorable economic backdrop and positive corporate earnings reports gave investors confidence. Equity markets performed well for the six months under review while most fixed income markets produced small gains. In this environment, Treasury prices declined and yields rose.

The foregoing information reflects our analysis and opinions as of April 30, 2011. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Semiannual Report | 3

Franklin Adjustable

U.S. Government Securities Fund

Your Fund’s Goal and Main Investments: Franklin Adjustable U.S. Government

Securities Fund seeks to provide a high level of current income while providing lower volatility of principal than a fund that invests in fixed-rate securities by investing at least 80% of its net assets in adjustable-rate U.S. government mortgage securities, which are issued or guaranteed by the U.S. government, its agency or instrumentalities.1 The Fund’s investments may include securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac.2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Adjustable U.S. Government Securities Fund’s semiannual report for the period ended April 30, 2011.

Performance Overview

Franklin Adjustable U.S. Government Securities Fund – Class A delivered a +0.54% cumulative total return for the six months under review. The Fund outperformed the +0.26% total return of its benchmark, the Barclays Capital (BC) U.S. Government Index: 1-2 Year Component, which measures public obligations of the U.S. Treasury with one to two years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Investment Strategy

We employ a conservative investment strategy as we strive to produce solid performance in a variety of interest rate climates. We tend to invest in seasoned

1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest.

2. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

3. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 45.

4 | Semiannual Report

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

adjustable-rate mortgage (ARM) securities, which have been through different interest rate cycles and have a lower sensitivity to shifts in interest rates. We choose securities using a value-oriented approach, emphasizing the bonds’ economic fundamentals in relation to comparable securities as well as their historical prepayment performance.

Manager’s Discussion

During the period, the U.S. economic recovery appeared to make progress despite mixed economic data. The U.S. consumer was resilient and retail sales remained relatively strong, in spite of higher gasoline prices. The labor market showed signs of healing, and the corporate sector generally delivered healthy profits and solid balance sheets. The unemployment rate remained elevated, which restrained labor costs and wages and made it difficult for businesses to pass higher commodity prices to consumers. A global recovery seems to be in place, driven largely by growth in emerging markets. However, potential risks to economic expansion persisted, including U.S. federal debt levels, global inflationary pressures, concerns surrounding some eurozone countries and a distressed U.S. housing market.

Interest rates remained historically low and Treasury prices decreased across most maturities during the period. Hybrid ARMs delivered positive total returns in this environment.

We maintained our investment strategy as we continued to utilize collateral-intensive research to identify strong cash flow fundamentals and attractive valuations across the ARM universe. The Fund invested predominantly in

Semiannual Report | 5

Fannie Mae, Freddie Mac and Ginnie Mae ARMs, and continued to focus on seasoned, shorter duration, high-quality ARMs. On a total return basis, ARMs outperformed their fixed-rate MBS counterparts and similar duration U.S. Treasury securities. With the ARM market priced at a premium and mortgage rates at historical lows, prepayment risk remained heightened. Overall prepayment levels, however, were constrained due to the associated cost of refinancing, loss of home equity, tighter underwriting standards and declining home prices. Based on our analysis, we believe prepayment activity levels should remain benign, continue to gradually slow and eventually level off. To the extent we can buy ARMs that will prepay slower than market expectations, we may add value for the Fund’s shareholders.

Thank you for your continued participation in Franklin Adjustable U.S. Government Securities Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

Portfolio Management Team

Franklin Adjustable U.S. Government Securities Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 4/30/11

Franklin Adjustable U.S. Government Securities Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 7

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Classes C and Advisor) per share on 4/30/11.

5. The 30-day standardized yield for the 30 days ended 4/30/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/14/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +9.26% and +3.04%.

Semiannual Report | 9

Your Fund’s Expenses

Franklin Adjustable U.S. Government Securities Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.86%; C: 1.26%; and Advisor: 0.61%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 11

Franklin Floating Rate Daily Access Fund

Your Fund’s Goals and Main Investments: Franklin Floating Rate Daily Access Fund seeks to provide a high level of current income and, secondarily, preservation of capital by investing at least 80% of its net assets in income-producing floating interest rate corporate loans and corporate debt securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

What are syndicated bank loans?

Syndicated bank loans are typically floating rate loans to corporate borrowers made by a group, or syndicate, of banks and other lenders. A group of lenders provides capital to companies for varied purposes, such as merger and acquisition activity, leveraged buyouts or refinancings. Borrowing rates are generally pegged to an index, such as LIBOR, the London Interbank Offered Rate.

This semiannual report for Franklin Floating Rate Daily Access Fund covers the period ended April 30, 2011.

Performance Overview

Franklin Floating Rate Daily Access Fund – Class A delivered a cumulative total return of +3.69% for the six months under review. The Fund underperformed the +5.15% total return of its benchmark, the Credit Suisse Leveraged Loan Index (CS LLI), which is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 18.

Syndicated Bank Loan Market Overview

The loan market’s strong overall performance during the six-month period under review was characterized largely by robust inflows and repayments that led to strong demand among investors and gains in the secondary market. As measured by the S&P/LCD Flow Names, secondary loan prices rose from 95.89 cents on the dollar at the beginning of the period to 98.26 at period-end, while the average discounted spread to maturity (the interest rate margin over LIBOR, factoring the current trading price and the loan’s maturity) tightened from 401 basis points (bps; 100 bps equal one percentage point) to 377 bps during the same period.2 While investor demand initially led to an active primary market that brought an ample supply of new loans, repricing activity eventually emerged as supply was unable to keep pace with inflows in January

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Standard & Poor’s, “Bi-weekly Secondary Price & Spread Levels for Selected Large Institutional Flow Loans,” 4/28/11. S&P/LCD (Standard & Poor’s Leveraged Commentary & Data) Flow Names is a composite of the 15 most actively traded loan facilities. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 52.

12 | Semiannual Report

and February. An increase in risk aversion caused by the turmoil in the Middle East and North Africa and the earthquake and tsunami in Japan dampened issuer repricings, but the loan market began to recover by period-end.

Throughout the period, a wide array of investors, including hedge funds and high yield and multi-strategy accounts, was drawn to the loan asset class in anticipation of higher interest rates and inflation as the economy recovered and the Federal Reserve continued its second round of quantitative easing. Inflows into loan mutual funds reached record levels during the first few months of 2011, surpassing inflows in all of 2010. Expecting continued demand, more investment firms launched new loan mutual funds to capture a portion of the inflows. Issuance of new collateralized loan obligations (CLOs) also began to recover during the reporting period, contributing to demand. However, arbitrage opportunities remained elusive to investors, and potential regulatory issues hampered new structured finance products. CLO issuance also stalled in March amid uncertainty surrounding Japanese banks and insurance companies, which had been major participants in the CLO market. As a result, participation in the primary loan market continued the recent trend where loan mutual funds made up a larger proportion of the market, while the share of CLO participation declined.

Bond-for-loan refinancings provided another source of cash to investor accounts. Amid historically low interest rates, many companies opted to issue new high yield bonds and repay institutional term loans with the proceeds. Repayments, in turn, helped increase cash positions in loan mutual funds and CLOs, which contributed to demand in the primary and secondary markets.

In the first months of 2011, the loan price rally and spread tightening were due in part to a decrease in the supply of new loans, as most loans in the new-issue market were refinancing transactions, rather than new-money deals. January’s lack of new supply was a stark contrast to the end of 2010, when the primary market reached its highest volume since 2007. As demand intensified in the reporting period, many deals were oversubscribed and issuers reduced interest rate spreads over LIBOR and lowered LIBOR floor rates. Although this trend briefly reversed in March and many issuers withdrew repricing transactions, repricing activity resumed in April as demand returned. Repricing activity was mostly centered on 2008- to 2010-vintage deals, which offered wider nominal LIBOR spreads and higher LIBOR floors. The attractive income from 2008- to 2010-vintage loans helped push their prices above face value and provided an incentive for issuers to reprice the deals.

Contributing to the lack of new-issue loans, deals related to mergers and acquisitions (M&A) remained below historical levels for periods with increased liquidity. Investors speculated that the equity market rally may have contributed

Semiannual Report | 13

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

to acquisition targets being less attractive. Moreover, given expectations for higher valuations in the future, private equity firms may have been reluctant to sell businesses based on performance still affected by the recession. With M&A activity at modest levels, dividend recapitalizations were still prevalent in the market as private equity firms attempted to monetize their investments amid robust inflows and repayments.

Amend-to-extend deals provided another source of relief, especially for a few stressed credits, where the amend-to-extend option provided cheaper financing relative to the new-issue market. Furthermore, with a large percentage of the loan universe maturing in 2013 and 2014, corporate issuers brought amend-to-extend deals to the market with some belief that the economy would continue to improve and other financing options would eventually be available. Amend-to-extend deals provided an additional boost to the loan market as the amended loans with extended maturities and higher coupons traded higher in price.

Fundamental factors also continued to support demand for loans as companies reported improved earnings. During the six-month period, corporate issuers reported significant year-over-year improvement in revenues and EBITDA (earnings before interest, taxes, depreciation and amortization, which is a measure of a company’s cash flow and ability to service its loan interests). As issuers continued to benefit from an improving global economy and better liquidity, the trailing 12-month default rate by principal amount decreased from 2.28% in October 2010 to a 38-month low of 0.95% at period-end.3

3. Source: S&P/LCD, “Loan Stats,” May 2011.

14 | Semiannual Report

Investment Strategy

We use a detailed credit analysis process to select corporate loan and corporate debt securities that meet our criteria. We conduct ongoing credit monitoring of our investments. To help manage the credit risk associated with investing in below investment-grade securities, we diversify the Fund by investing in a large number of loans of companies that we have identified as having attractive risk/reward profiles, favorable capital structures, strong asset coverage and dominant market shares. This diversification potentially reduces credit risk by spreading assets across many different industries.

Manager’s Discussion

The Fund’s higher credit quality focus (in BB-rated loans) led to underperfor-mance relative to the benchmark CS LLI, as higher risk loans (those rated B and below) significantly outperformed BB-rated loans. For the six-month report ing period, BB loans returned +2.97%, B loans returned +6.12%, CCC loans returned +13.16% and Distressed (CC, C and Defaulted) loans returned +9.11%, as measured by the index.4 Although the Fund benefited from its investment in high-quality, new-issue loans with attractive spreads in 2010, many of these loans were candidates for repricing. While repricing activity reduced portfolio income and had some impact on loan prices during the period, this was somewhat mitigated by the soft call protection on a number of our loans, functioning similarly to a prepayment penalty for early refinancing activity.

Higher beta and lower priced loans continued to perform well during the period, particularly the larger, more liquid issues held by both loan and high yield bond investors. Our positions in Caesars Entertainment Operating Co., Univision Communications and First Data provided strong performance. These companies executed amend-to-extend transactions that provided higher coupons along with the extension of maturities, making their return profiles more favorable.

During the period under review, a few individual loans detracted from performance. Carestream Health, a provider of medical and dental imaging products, declined in value as the rising prices of commodities used in film manufacturing affected profit margin and forced the company to raise prices on its film products Furthermore, the term loan of one of our highest yielding investments, Dex One,5 a large directories publisher in the U.S., hurt Fund performance, despite the company’s ability to generate strong free cash flow and pay down debt, due

4. Source: Credit Suisse.
5. R.H. Donnelly Inc. in the SOI.

Semiannual Report | 15

to investor concerns about its declining revenues. The term loan of Metro-Goldwyn-Mayer declined during the six-month period as the company filed for Chapter 11 and unveiled its pre-packaged reorganization plan, which was below the recovery expectations of the lender group. The Fund received equity in MGM Holdings, the new company formed as a result of the reorganization.

Amid robust inflows, the Fund established a position in a bank loan derivative instrument, the Markit North American Loan Credit Default Swap Index (LCDX), a tradable index of 100 equally weighted first-lien loan credit default swaps. LCDX provided the Fund with exposure to leveraged loans prior to investing in cash loans, helping to reduce the negative relative effect of cash held by the Fund. The index positively contributed to performance since the Fund initiated its position.

During the period, the Fund continued to focus on the new-issue market, where we believed there were more attractive opportunities that offered wider LIBOR spreads and higher LIBOR floors, as well as meaningful original issue discounts (OIDs). The Fund participated in a few large new-issue transactions across a broad spectrum of industries, many of which were market leaders with recurring revenues and stable cash flows and were in industries with high barriers to entry. While we remained focused on maximizing the Fund’s risk/reward profile consistent with our conservative investment philosophy, we also attempted to mitigate potential repricing risk should demand continue to outpace supply.

The Fund invested in Hertz, one of the largest U.S. car and equipment rental companies. We liked the company’s strong market position, valuable brand name, low senior-secured leverage, highly variable cost structure and the cyclical recovery in the equipment rental market, which we believed offset the market’s high level of competition. When the company refinanced its loan facilities in early 2011, we participated in the transaction based on the attractive discount margin versus other similarly rated companies in the leveraged loan segment and what we considered a favorable outlook for the company.

The Fund also invested in Intelsat Jackson, the world’s largest fixed-satellite services business. We found the loan attractive due to the company’s leading global satellite fleet, which resulted in stable and diverse revenue generation from a premier customer base. Additionally, the company had ample liquidity, with cash on hand and full use of its revolving credit facility to finance all of its capital expenditure requirements. Finally, we liked the company’s credit profile as the low leverage through the first-lien bank debt was well protected by the company’s assets and current market multiples.

16 | Semiannual Report

Thank you for your continued participation in Franklin Floating Rate Daily Access Fund. We look forward to serving your future investment needs.

Portfolio Management Team

Franklin Floating Rate Daily Access Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 17

Performance Summary as of 4/30/11

Franklin Floating Rate Daily Access Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

18 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 19

Performance Summary (continued)

Endnotes

Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions. The Fund should not be considered an alternative to money market funds or certificates of deposit (CDs). The floating rate loans and debt securities in which the Fund invests tend to be rated below investment grade. Investing in higher yielding, lower rated, floating rate loans and debt securities involves greater risk of default, which could result in loss of principal — a risk that may be heightened in a slowing economy. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Classes B, C and Advisor) per share on 4/30/11.

5. The 30-day standardized yield for the 30 days ended 4/30/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

20 | Semiannual Report

Your Fund’s Expenses

Franklin Floating Rate Daily Access Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.87%; B: 1.62%; C: 1.27%; and Advisor: 0.62%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

22 | Semiannual Report

Franklin Low Duration Total Return Fund

Your Fund’s Goal and Main Investments: Franklin Low Duration Total Return Fund seeks as high a level of current income as is consistent with prudent investing, while seeking capital preservation. The Fund invests primarily in investment-grade debt securities, including government and corporate debt securities and mortgage- and asset-backed securities, targeting an estimated average portfolio duration of three years or less.

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Low Duration Total Return Fund’s semiannual report for the period ended April 30, 2011.

Performance Overview

Franklin Low Duration Total Return Fund – Class A delivered a +1.98% cumulative total return for the six months under review. The Fund outperformed the +0.32% total return of its benchmark, the Barclays Capital (BC) U.S. Government/Credit Index: 1-3 Year Component, which tracks public obligations of the U.S. Treasury with one to three years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 27.

Investment Strategy

We seek to invest in a combination of fixed income securities, primarily from across the investment-grade debt universe. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities across the entire fixed income opportunity set, on a relative basis. When making investment decisions, we evaluate business cycles, yield curves, and values between and within markets. Through a low duration portfolio, we seek to position the Fund to be less affected by interest rate changes than a fund with a higher duration. In addition, we may use derivative transactions, such as currency and cross-currency forwards, futures contracts and swap agreements to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 67.

Semiannual Report | 23

Manager’s Discussion

During the period, the U.S. economic recovery appeared to make progress despite mixed economic data. The U.S. consumer was resilient and retail sales remained relatively strong, in spite of higher gasoline prices. The labor market showed signs of healing, and the corporate sector generally delivered healthy profits and solid balance sheets. The unemployment rate remained elevated, which restrained labor costs and wages and made it difficult for businesses to pass higher commodity prices to consumers. A global recovery seems to be in place, driven largely by growth in emerging markets. However, potential risks to economic expansion persisted, including U.S. federal debt levels, global inflationary pressures, concerns surrounding some eurozone countries and a distressed U.S. housing market.

Using the BC Aggregate Index’s +0.02% return as a proxy for investment-grade bonds, investors’ continued reach for yield helped the U.S. Corporate High Yield Index, which tracks below investment-grade bonds, post the best

24 | Semiannual Report

absolute performance during the period (+6.15%).1 Several other BC indexes for major fixed income sectors delivered positive returns as well, including the Commercial Mortgage-Backed Securities (CMBS) Index (+4.29%), the U.S. MBS Index (+0.95%), the U.S. Corporate Investment Grade Index (+0.83%) and the Emerging Markets (U.S. Dollar) Index (+0.03%). In contrast, the Asset-Backed Securities Index (-0.08%), the U.S. Agency Index (-0.31%) and the U.S. Treasury Index (-1.52%) lagged with negative returns.1

During the reporting period, we remained committed to our investment strategy of emphasizing shorter term and adjustable-rate securities to maintain a lower duration than longer term, fixed-rate securities generally provide. We remained overweighted in many credit sectors based on our belief that valuations remained attractive on a longer term basis. However, we reduced exposure to the high yield sector believing continued strong performance from that sector could be hard to sustain amid concerns over European sovereign and bank credit and potential oil supply disruptions. We took the opportunity to add exposure to some higher quality, more seasoned CMBS with durations short enough to be appropriate for the Fund’s mandate. We also increased municipal bond exposure as we sought to take advantage of opportunities created by that sector’s price dislocations. Our research indicated many of the best opportunities in global bond markets were outside the U.S., and accordingly, we marginally increased exposure to diversified positions in international bonds and currencies.

The Fund’s positioning in credit, in particular below investment-grade credit, continued to boost overall performance as the credit sectors were among the best performing fixed income sectors. Many of our non-U.S. dollar denominated bonds benefited from foreign currency appreciation. The Fund’s increased exposure to municipal bonds benefited the portfolio after the sector rebounded and delivered positive performance. The Fund’s allocation to agency MBS and CMBS produced strong returns and contributed to performance. Our lower weighting in agency debentures, relative to our benchmark, slightly detracted from performance as the sector produced positive excess returns during the period.

Semiannual Report | 25

Thank you for your continued participation in Franklin Low Duration Total Return Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

Kent Burns, CFA

Christopher J. Molumphy, CFA

Portfolio Management Team

Franklin Low Duration Total Return Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

26 | Semiannual Report

Performance Summary as of 4/30/11

Franklin Low Duration Total Return Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 27

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.65% (other than certain nonroutine expenses) until 2/29/12.

28 | Semiannual Report

Performance Summary (continued)

Endnotes

Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s investment in derivatives, such as financial futures and option contracts, and the Fund’s use of foreign currency techniques involve special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. Some derivatives are particularly sensitive to changes in interest rates. The risks of foreign securities include currency fluctuations and political uncertainty. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s distribution rate and total return would have been lower, and yields for the period would have been 1.61% for Class A and 1.89% for Advisor Class.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Advisor Class) per share on 4/30/11.

6. The 30-day standardized yield for the 30 days ended 4/30/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/14/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.30% and +5.54%.

Semiannual Report | 29

Your Fund’s Expenses

Franklin Low Duration Total Return Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

30 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.90% and Advisor: 0.65%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 31

Franklin Total Return Fund

Your Fund’s Goals and Main Investments: Franklin Total Return Fund seeks to provide investors with high current income consistent with preservation of capital. Capital appreciation over the long term is a secondary goal. The Fund invests at least 80% of its assets in investment-grade debt securities. The Fund focuses on government and corporate debt securities and mortgage- and asset-

backed securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin Total Return Fund’s semiannual report for the period ended April 30, 2011.

Performance Overview

Franklin Total Return Fund – Class A delivered a +2.19% cumulative total return for the six months under review. The Fund outperformed the +0.02% total return of its benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which measures the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 36.

Investment Strategy

We seek to invest in a combination of fixed income securities, predominantly from across the investment-grade debt universe. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities, across the entire fixed income opportunity set, on a relative basis. The Fund may also invest up to 20% of its total assets in noninvestment-grade debt securities. In addition, we may use derivative transactions, such as currency and cross-currency forwards, futures contracts and swap agreements to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 90.

32 | Semiannual Report

Manager’s Discussion

During the period, the U.S. economic recovery appeared to make progress despite mixed economic data. The U.S. consumer was resilient and retail sales remained relatively strong, in spite of higher gasoline prices. The labor market showed signs of healing, and the corporate sector generally delivered healthy profits and solid balance sheets. The unemployment rate remained elevated, which restrained labor costs and wages and made it difficult for businesses to pass higher commodity prices to consumers. A global recovery seems to be in place, driven largely by growth in emerging markets. However, potential risks to economic expansion persisted, including U.S. federal debt levels, global inflationary pressures, concerns surrounding some eurozone countries and a distressed U.S. housing market.

Using the BC Aggregate Index’s +0.02% return as a proxy for investment-grade bonds, investors’ continued reach for yield helped the U.S. Corporate High Yield Index, which tracks below investment-grade bonds, post the best absolute performance during the period (+6.15%).1 Several other BC indexes for major fixed income sectors delivered positive returns as well, including the Commercial Mortgage-Backed Securities (CMBS) Index (+4.29%), the U.S. MBS Index (+0.95%), the U.S. Corporate Investment Grade Index (+0.83%) and the Emerging Markets (U.S. Dollar) Index (+0.03%). In contrast, the Asset-Backed Securities Index (-0.08%), the U.S. Agency Index (-0.31%) and the U.S. Treasury Index (-1.52%) lagged with negative returns.1

Semiannual Report | 33

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes an additional 2.49 cent per share distribution to meet excise tax requirements.

We continued to apply our disciplined process to choose what were, in our view, attractive investment opportunities across debt-related sectors. We remained overweighted in many credit sectors based on our belief that valuations remained attractive on a longer term basis. However, we reduced exposure to the high yield sector believing continued strong performance from that sector could be hard to sustain amid concerns over European sovereign and bank credit and potential oil supply disruptions. We took the opportunity to reduce exposure to some higher quality CMBS securities that had delivered strong performance and increased exposure to municipal bonds as we sought to take advantage of opportunities created by that sector’s price dislocations. Our research indicated many of the best opportunities in global bond markets were outside the U.S., and accordingly, we marginally increased exposure to diversified positions in international bonds and currencies.

The Fund’s positioning in credit, in particular below investment-grade credit, continued to boost overall performance as the credit sectors were among the best performing fixed income sectors. Many of our non-U.S. dollar denominated bonds benefited from foreign currency appreciation. The Fund’s increased exposure to municipal bonds helped the portfolio after the sector rebounded and delivered positive performance. The Fund’s allocation to CMBS produced strong returns and contributed to performance. Our lower weighting in mortgage-backed securities, relative to our benchmark, slightly detracted from performance as that sector produced positive excess returns during the period. Although the currency appreciation of our non-U.S. dollar denominated debt was a large contributor to performance, rising rates in these countries detracted from performance.

34 | Semiannual Report

Thank you for your continued participation in Franklin Total Return Fund.

We look forward to serving your future investment needs.

Roger A. Bayston, CFA

Kent Burns, CFA

Christopher J. Molumphy, CFA

David Yuen, CFA, FRM

Portfolio Management Team
Franklin Total Return Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 35

Performance Summary as of 4/30/11

Franklin Total Return Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

36 | Semiannual Report

Performance1

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Class R/Advisor Class: no sales charges.

Semiannual Report | 37

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.63% (other than certain nonroutine expenses) until 2/29/12.

38 | Semiannual Report

Performance Summary (continued)

Endnotes

Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investing in derivative securities such as financial futures and option contracts involves special risks. The risks associated with higher yielding, lower rated securities (commonly called junk bonds) include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Investing in derivative securities, such as financial futures and option contracts, and the use of foreign currency techniques involve special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s distribution rate and total return would have been lower, and yields for the period would have been 2.73%, 2.47%, 2.47%, 2.61% and 3.11% for Classes A, B, C, R and Advisor, respectively.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the sum of the respective class’s past 30 days’ daily distributions and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 4/30/11.

6. The 30-day standardized yield for the 30 days ended 4/30/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 39

Your Fund’s Expenses

Franklin Total Return Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

40 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.88%; B: 1.28%; C: 1.28%; R:1.13%; and Advisor: 0.63%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 41

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

aFor the period May 15, 2008 (effective date) to October 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.001 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited)

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $37,824) 0.0%[†]		
[a]Travelers Mortgage Services Inc., 1998-5A, A, FRN, 2.53%, 12/25/18	$ 37,184	$ 37,066
Mortgage-Backed Securities 96.7%		
[a]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 26.2%**		
FHLMC, 2.155%, 4/01/35	20,810,216	21,699,900
FHLMC, 2.232%, 4/01/36	16,129,208	16,904,052
FHLMC, 1.027% - 2.453%, 9/01/15 - 5/01/37	23,549,186	24,490,333
FHLMC, 2.478%, 12/01/35	22,498,679	23,583,134
FHLMC, 2.456% - 2.50%, 3/01/18 - 3/01/36	25,978,960	27,120,624
FHLMC, 2.518%, 10/01/35	25,452,691	26,633,540
FHLMC, 2.52%, 9/01/35	24,134,760	25,195,042
FHLMC, 2.50% - 2.54%, 8/01/19 - 2/01/36	25,259,573	26,452,864
FHLMC, 2.574%, 2/01/36	13,786,192	14,555,645
FHLMC, 2.578%, 11/01/35	17,905,855	18,786,564
FHLMC, 2.541% - 2.598%, 4/01/18 - 11/01/36	25,917,820	27,114,654
FHLMC, 2.598% - 2.648%, 4/01/23 - 3/01/37	25,621,554	26,788,197
FHLMC, 2.649%, 6/01/35	13,747,684	14,254,160
FHLMC, 2.649% - 2.737%, 8/01/18 - 1/01/38	21,363,094	22,389,824
FHLMC, 2.767%, 9/01/37	28,767,737	30,437,318
FHLMC, 2.738% - 2.774%, 8/01/18 - 2/01/36	18,777,193	19,667,174
FHLMC, 2.779% - 2.807%, 7/01/26 - 3/01/37	23,189,841	24,285,788
FHLMC, 2.808% - 2.935%, 7/01/18 - 11/01/36	21,908,784	22,963,404
FHLMC, 3.142%, 1/01/37	25,157,056	26,434,030
FHLMC, 2.936% - 3.168%, 11/01/17 - 3/01/38	22,086,325	23,016,484
FHLMC, 3.237% - 3.386%, 1/01/23 - 12/01/37	20,004,355	21,017,867
FHLMC, 3.389% - 3.404%, 8/01/34 - 4/01/37	25,446,272	26,830,763
FHLMC, 3.593%, 11/01/37	27,030,635	28,373,839
FHLMC, 3.408% - 4.776%, 9/01/17 - 7/01/38	25,613,147	26,720,511
FHLMC, 4.806%, 11/01/36	23,319,064	24,535,024
FHLMC, 4.799% - 5.018%, 11/01/34 - 6/01/38	17,080,040	17,842,883
FHLMC, 5.062%, 11/01/37	13,498,207	14,177,981
FHLMC, 5.038% - 5.373%, 11/01/30 - 8/01/38	25,686,841	26,979,988
FHLMC, 5.709%, 11/01/36	12,736,026	13,479,086
FHLMC, 5.383% - 5.746%, 11/01/30 - 12/01/37	25,757,346	27,140,816
FHLMC, 5.758% - 7.66%, 5/01/15 - 9/01/37	20,515,650	21,412,489
		711,283,978
[a]**Federal National Mortgage Association (FNMA) Adjustable Rate 69.6%**		
FNMA, 1.351% - 1.893%, 10/01/26 - 10/01/44	25,024,864	25,559,128
FNMA, 1.968%, 1/01/35	14,124,719	14,509,234
FNMA, 2.02%, 12/01/34	30,709,664	31,904,552
FNMA, 1.894% - 2.023%, 2/01/16 - 11/01/36	26,360,146	27,107,151
FNMA, 2.048%, 3/01/35	15,189,408	15,847,941
FNMA, 2.05%, 5/01/35	14,841,431	15,491,553
FNMA, 2.023% - 2.068%, 5/01/18 - 4/01/36	15,953,297	16,636,587
FNMA, 2.082%, 1/01/36	18,525,658	19,259,496
FNMA, 2.068% - 2.115%, 1/01/16 - 4/01/36	25,003,846	26,189,001
FNMA, 2.169%, 4/01/36	12,081,749	12,644,404
FNMA, 2.116% - 2.213%, 7/01/14 - 6/01/37	24,890,740	25,780,770

Semiannual Report | 45

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)		
ªFederal National Mortgage Association (FNMA) Adjustable Rate (continued)		
FNMA, 2.214% - 2.285%, 6/01/14 - 4/01/36	$26,098,624	$ 27,047,759
FNMA, 2.285% - 2.329%, 11/01/17 - 1/01/37	24,774,951	25,886,167
FNMA, 2.329% - 2.353%, 1/01/19 - 3/01/36	25,667,051	26,842,011
FNMA, 2.369%, 11/01/35	12,900,575	13,392,073
FNMA, 2.353% - 2.37%, 1/01/19 - 12/01/35	25,478,416	26,667,066
FNMA, 2.37% - 2.41%, 4/01/19 - 10/01/35	22,207,393	23,276,373
FNMA, 2.411%, 2/01/36	26,128,484	27,241,486
FNMA, 2.412%, 11/01/35	12,853,410	13,435,811
FNMA, 2.41% - 2.44%, 4/01/19 - 9/01/39	25,637,214	26,910,219
FNMA, 2.441% - 2.46%, 3/01/19 - 8/01/36	25,126,244	26,223,975
FNMA, 2.471%, 3/01/36	22,134,493	23,283,729
FNMA, 2.46% - 2.474%, 12/01/15 - 4/01/38	21,602,270	22,608,010
FNMA, 2.48%, 7/01/35	13,213,120	13,686,173
FNMA, 2.475% - 2.481%, 9/01/22 - 4/01/36	25,233,640	26,470,919
FNMA, 2.481% - 2.497%, 9/01/17 - 4/01/38	25,036,975	26,191,579
FNMA, 2.503%, 5/01/36	14,003,925	14,605,040
FNMA, 2.497% - 2.507%, 12/01/18 - 5/01/38	17,616,955	18,422,195
FNMA, 2.507% - 2.517%, 5/01/27 - 5/01/38	23,935,223	25,019,225
FNMA, 2.517%, 3/01/35	33,668,379	35,298,945
FNMA, 2.518% - 2.527%, 9/01/15 - 4/01/36	25,431,017	26,628,113
FNMA, 2.532%, 2/01/37	15,058,257	15,887,339
FNMA, 2.528% - 2.561%, 9/01/16 - 7/01/40	24,387,933	25,574,119
FNMA, 2.561% - 2.60%, 3/01/21 - 12/01/36	25,123,423	26,325,587
FNMA, 2.609%, 11/01/33	25,191,399	26,403,923
FNMA, 2.601% - 2.623%, 7/01/26 - 1/01/45	22,692,632	23,787,386
FNMA, 2.625%, 1/01/36	27,086,514	28,322,849
FNMA, 2.639%, 11/01/34	20,856,090	21,868,752
FNMA, 2.624% - 2.652%, 12/01/24 - 1/01/37	25,643,599	26,929,706
FNMA, 2.661%, 8/01/36	13,764,308	14,486,570
FNMA, 2.655% - 2.682%, 6/01/20 - 4/01/38	25,074,101	26,252,843
FNMA, 2.685%, 3/01/35	15,413,533	16,345,038
FNMA, 2.682% - 2.695%, 7/01/33 - 1/01/36	24,743,746	25,906,335
FNMA, 2.695% - 2.723%, 7/01/18 - 6/01/38	22,335,683	23,249,765
FNMA, 2.724% - 2.739%, 10/01/17 - 5/01/36	23,131,280	24,035,633
FNMA, 2.758%, 5/01/39	33,808,085	35,413,766
FNMA, 2.739% - 2.764%, 9/01/17 - 8/01/36	22,026,183	22,912,475
FNMA, 2.779%, 11/01/34	18,273,623	19,151,542
FNMA, 2.765% - 2.79%, 3/01/18 - 12/01/36	25,521,872	26,881,223
FNMA, 2.791% - 2.80%, 1/01/19 - 5/01/37	22,414,163	23,535,628
FNMA, 2.801% - 2.852%, 10/01/18 - 5/01/36	24,689,668	25,908,613
FNMA, 2.864%, 10/01/34	16,241,052	17,064,671
FNMA, 2.872%, 1/01/38	18,690,119	19,467,818
FNMA, 2.876%, 12/01/36	31,733,515	33,228,016
FNMA, 2.912%, 1/01/37	25,094,474	26,422,310
FNMA, 2.855% - 2.92%, 7/01/17 - 1/01/37	25,976,204	27,140,089
FNMA, 2.929%, 9/01/36	21,843,728	23,016,993
FNMA, 2.923% - 2.953%, 5/01/19 - 3/01/36	17,459,220	18,149,207
FNMA, 2.969%, 5/01/38	17,894,596	18,718,496

46 | Semiannual Report

See Abbreviations on page 143.

  Rounds to less than 0.1% of net assets.
  The coupon rate shown represents the rate at period end.
  Non-income producing.
  See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 51

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited)

Franklin Floating Rate Daily Access Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 0.5%			
Broadcasting 0.2%			
[a]Citadel Broadcasting Corp., A	United States	140,534	$ 4,806,263
Environmental & Facilities Services 0.1%			
[a,b]EnviroSolutions Holdings Inc.	United States	24,375	2,023,125
[a,b]EnviroSolutions Holdings Inc., wts., 2/01/49	United States	7,815	648,645
			2,671,770
Health Care Distributors 0.0%[†]			
[a,b]RoTech Medical Corp.	United States	26,267	30,207
Movies & Entertainment 0.2%			
[a]MGM Holdings Inc., A	United States	198,105	4,498,627
Steel 0.0%[†]			
[a,b]Copperweld Holding Co., B, Escrow Account	United States	1,741	181,360
Total Common Stocks and Other Equity Interests (Cost $9,115,662)			12,188,227
		Principal Amount*	
[c,d]**Senior Floating Rate Interests 94.8%**			
Aerospace & Defense 1.8%			
AWAS Finance Luxembourg S.A.R.L., Term Loan, 7.75%, 6/10/16	Luxembourg	$ 11,689,271	12,018,031
Huntington Ingalls Industries Inc., Term Loan, 2.75% - 2.813%, 3/11/16	United States	7,820,000	7,878,650
Scitor Corp., Term Loan, 5.00%, 2/15/17	United States	4,664,550	4,675,745
SI Organization Inc., New Tranche B Term Loan, 4.50%, 11/22/16	United States	5,895,225	5,917,332
TASC Inc.,			
Tranche A Term Loan, 5.50%, 12/18/14	United States	2,859,188	2,864,548
Tranche B Term Loan, 5.75%, 12/18/15	United States	4,626,438	4,632,221
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	United States	4,932,506	4,992,994
Wyle Services Corp., 2010 Incremental Term Loan, 7.75%, 3/26/16	United States	5,808,732	5,830,515
			48,810,036
Agricultural Products 0.4%			
[e]Darling International Inc., Term Loan B, 5.00%, 12/17/16	United States	4,490,000	4,529,288
Dole Food Co. Inc., Tranche B-1 Term Loan, 5.50%, 3/02/17	United States	1,357,559	1,372,322
Solvest Ltd. (Dole), Tranche C-1 Term Loan, 5.00% - 5.50%, 3/02/17	Bermuda	3,371,836	3,408,504
			9,310,114
Air Freight & Logistics 0.2%			
Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 7.50%, 4/08/16	United States	6,370,001	6,481,476
Airlines 0.9%			
Delta Air Lines Inc.,			
New Term Loan, 4.25%, 3/07/16	United States	5,985,714	5,961,771
Term Loan, 5.50%, 4/20/17	United States	19,050,000	18,862,472
			24,824,243

52 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]**Senior Floating Rate Interests (continued)**			
Alternative Carriers 0.2%			
Vonage Holdings Corp., Term Loan, 9.75% - 10.25%, 12/14/15	United States	$ 4,375,000	$ 4,407,813
Aluminum 0.5%			
Novelis Inc., Term Loan B, 4.00%, 3/10/17	Canada	12,059,775	12,199,222
Apparel Retail 0.8%			
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18	United States	6,041,858	6,065,771
J. Crew Group Inc., Term Loan B, 4.75%, 3/07/18	United States	14,720,000	14,712,066
			20,777,837
Apparel, Accessories & Luxury Goods 0.1%			
Renfro Corp., Tranche B-1 Term Loan, 6.75%, 10/05/16	United States	1,950,879	1,950,879
Application Software 2.7%			
[e]Attachmate Corp., Term Loan, 7.25%, 4/27/17	United States	12,360,000	12,390,900
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Netherlands	12,800,000	12,570,112
Bentley Systems Inc., Tranche B Term Loan, 5.75%, 12/29/16	United States	5,496,225	5,537,447
Dealer Computer Services Inc., (Reynolds & Reynolds), Tranche B Term Loan, 3.75%, 4/21/18	United States	7,551,966	7,625,846
Hyland Software Inc., Term Loan, 5.75%, 12/17/16	United States	5,316,675	5,334,954
NDS Finance Ltd., Tranche B Loan, 4.00%, 3/10/18	United Kingdom	12,000,000	12,052,500
Open Link Financial Inc., Term B Loan, 6.25%, 4/27/18	United States	9,960,000	9,931,415
Verint Systems Inc., Term Loan, 5.50%, 10/29/17	United States	4,940,000	4,915,300
			70,358,474
Auto Parts & Equipment 3.6%			
[e]Federal-Mogul Corp.,			
Term Loan B, 2.148% - 2.178%, 12/27/14	United States	20,576,179	20,103,564
Term Loan C, 2.148% - 2.178%, 12/27/15	United States	7,096,170	6,933,178
Key Safety Systems Inc., Term Loan B, 2.461% - 2.466%, 3/10/14	United States	14,354,354	13,660,565
Metaldyne LLC, Term Loan B, 7.75%, 10/22/16	United States	3,810,850	3,906,121
Remy International Inc., Term Loan B, 6.25%, 12/17/16	United States	7,401,450	7,466,213
Tenneco Inc.,			
Term Loan B, 4.807%, 6/03/16	United States	1,121,525	1,129,936
Tranche B-1 Credit Linked, 5.21%, 3/16/14	United States	14,591,504	14,710,060
TI Group Automotive Systems LLC, Term Loan, 9.50%, 7/30/16	United States	12,288,250	12,564,736
Transtar Holding Co., Term Loan, 4.50%, 12/21/16	United States	2,443,875	2,462,204
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	11,967,847	12,104,974
			95,041,551
Biotechnology 0.6%			
[e]Grifols Inc., U.S. Tranche B Term Loan, 6.50%, 11/23/16	Spain	15,410,000	15,580,866
Broadcasting 4.4%			
Citadel Broadcasting Corp., Term Loan B, 5.50%, 12/30/16	United States	9,391,371	9,405,420
Clear Channel Communications Inc.,			
Term Loan B, 3.861%, 1/29/16	United States	10,941,688	9,767,732
Term Loan C, 3.861%, 1/29/16	United States	3,374,089	2,996,613
[e]Cumulus Media Inc., Replacement Term Loan, 5.50%, 6/07/14	United States	7,242,133	7,200,752
Gray Television Inc., Term Loan B, 3.75%, 12/31/14	United States	10,593,690	10,545,690

Semiannual Report | 53

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d]**Senior Floating Rate Interests (continued)**			
Broadcasting (continued)			
[e]Hubbard Radio LLC,			
First Lien Term Loan, 6.00%, 4/29/17	United States	$ 5,500,000	$ 5,568,750
Second Lien Term Loan, 9.50%, 4/29/18	United States	5,530,000	5,695,900
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	22,666,667	23,110,548
Sinclair Television Group Inc.,			
New Tranche A Term Loan, 2.56%, 3/15/16	United States	5,000,000	5,000,000
New Tranche B Term Loan, 3.00% - 4.00%, 10/29/16	United States	3,856,499	3,877,389
Univision Communications Inc., Extended First Lien Term Loan, 4.461%, 3/31/17	United States	34,065,784	33,378,098
			116,546,892
Building Products 1.3%			
Armstrong World Industries Inc., Term Loan B-1, 4.00%, 3/10/18	United States	2,740,000	2,763,633
Goodman Global Inc.,			
Initial Term Loan, 5.75%, 10/28/16	United States	15,193,650	15,350,281
Second Lien Term Loan, 9.00%, 10/30/17	United States	2,400,000	2,491,001
Nortek Inc., Term Loan, 6.25%, 4/26/17	United States	14,640,000	14,751,410
			35,356,325
Cable & Satellite 1.5%			
Bresnan Broadband Holdings LLC, Term Loan B, 4.50%, 12/14/17	United States	9,625,875	9,718,524
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-3, 2.059%, 3/29/16	United States	1,576,918	1,582,717
Knology Inc., Term B Loan, 4.00%, 8/18/17	United States	6,114,675	6,151,938
Mediacom LLC,			
Term Loan E, 4.50%, 11/01/13	United States	1,357,213	1,346,610
[e]Tranche D, 5.50%, 3/31/17	United States	3,184,765	3,198,698
Midcontinent Communications, Term Loan B, 4.00% - 6.25%, 12/31/16	United States	3,831,694	3,857,417
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	7,630,875	7,719,111
UPC Financing Partnership,			
Term Loan T, 3.744%, 12/31/16	Netherlands	1,223,880	1,228,853
Term Loan X, 3.744%, 12/31/17	Netherlands	1,748,462	1,755,018
WideOpenWest Finance LLC, Series A New Term Loan, 6.746% - 8.75%, 6/28/14	United States	2,972,445	2,987,307
			39,546,193
Casinos & Gaming 4.7%			
Ameristar Casinos Inc.,			
A Term Loan, 2.966%, 4/14/16	United States	7,400,000	7,446,250
B Term Loan, 4.00%, 4/14/18	United States	11,600,000	11,721,174
Caesars Entertainment Operating Co. Inc.,			
Term Loan B-2, 3.213% - 3.274%, 1/28/15	United States	21,700,000	20,379,924
Term Loan B-3, 3.243% - 3.307%, 1/28/15	United States	5,937,189	5,578,880
Term Loan B-4, 9.50%, 10/31/16	United States	20,515,866	21,794,271
[e]CCM Merger Inc. (MotorCity Casino), Term Loan, 7.00%, 3/01/17	United States	17,257,257	17,516,116
Isle of Capri Casinos Inc., Term Loan, 4.75%, 3/25/17	United States	7,840,000	7,905,331

54 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
c,d Senior Floating Rate Interests (continued)			
Casinos & Gaming (continued)			
Las Vegas Sands LLC,			
Extended Delayed Draw I Term Loan, 3.00%, 11/23/16	United States	$ 637,236	$ 627,976
Extended Delayed Draw II Term Loan, 3.00%, 11/23/15	United States	457,525	450,834
Extended Term Loan B, 3.00%, 11/23/16	United States	5,417,892	5,335,259
Term Loan B, 2.00%, 5/23/14	United States	1,349,787	1,330,887
Penn National Gaming Inc., Term Loan B, 1.96% - 2.06%, 10/03/12	United States	3,750,000	3,749,730
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	United States	5,790,000	5,697,360
VML U.S. Finance LLC (Venetian Macau U.S.),			
Delay Draw, 4.72%, 5/25/12	Macau	6,279,618	6,294,864
Term Loan B, 4.72%, 5/25/13	Macau	8,942,744	8,964,457
			124,793,313
Commercial Printing 1.1%			
Cenveo Corp., Term Loan B, 6.25%, 12/21/16	United States	7,102,200	7,177,661
Quad/Graphics Inc., Term Loan B, 1.00% - 5.50%, 7/02/16	United States	22,837,715	22,894,809
			30,072,470
Commodity Chemicals 0.7%			
Styron S.A.R.L., Term Loan B, 6.00%, 8/02/17	Luxembourg	17,316,600	17,516,745
Communications Equipment 1.1%			
Avaya Inc.,			
Term Loan B-1, 3.061%, 10/26/14	United States	6,149,403	5,966,446
Term Loan B-3, 4.811%, 10/26/17	United States	12,352,343	12,101,862
CommScope Inc., Term Loan B, 5.00%, 1/14/18	United States	8,460,000	8,556,934
U.S. TelePacific Corp., Term Loan Advances, 5.75%, 2/23/17	United States	3,573,000	3,586,399
			30,211,641
Construction & Farm Machinery & Heavy Trucks 0.2%			
The Manitowoc Co. Inc., Term Loan B, 8.00%, 11/06/14	United States	5,404,856	5,430,912
Consumer Finance 0.4%			
e Moneygram Payment Systems Worldwide Inc., Term Loan, 5.50%, 11/18/17	United States	11,441,667	11,570,385
Data Processing & Outsourced Services 4.1%			
EVERTEC Inc., Term B-1 Loan, 5.50%, 9/30/16	Puerto Rico	1,994,987	2,009,950
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	15,621,500	15,758,188
Fifth Third Processing Solutions LLC, Term Loan B, 5.50%, 11/03/16	United States	12,728,100	12,860,154
First Data Corp.,			
Term Loan B-1, 2.963%, 9/24/14	United States	27,005,342	25,696,583
Term Loan B-2, 2.963%, 9/24/14	United States	5,777,546	5,497,202
Term Loan B-3, 2.963%, 9/24/14	United States	4,908,053	4,669,899
Property Data (U.S.) I Inc., Term Loan, 7.00%, 1/04/17	United States	7,441,350	7,469,255
Sedgwick Holdings Inc., Term Loan B-1, 5.00%, 12/31/16	United States	2,705,831	2,721,019

Semiannual Report | 55

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
c,d Senior Floating Rate Interests (continued)			
Data Processing & Outsourced Services (continued)			
SunGard Data Systems Inc.,			
Incremental Term B Loan, 3.743%, 2/28/14	United States	$ 17,370,288	$ 17,502,649
Tranche A U.S. Term Loan, 1.966% - 1.981%, 2/28/14	United States	59,319	58,855
Tranche B U.S. Term Loan, 3.877% - 3.937%, 2/28/16	United States	7,262,766	7,308,130
e Worldpay U.S. Inc., Facility B2A Loan, 6.25%, 10/13/17	United States	7,010,000	7,040,669
			108,592,553
Diversified Chemicals 0.6%			
Huntsman International LLC,			
Extended Term Loan B, 2.773%, 4/19/17	United States	11,500,972	11,449,459
Term Loan B, 1.742%, 4/19/14	United States	4,218,145	4,186,508
			15,635,967
Diversified Metals & Mining 0.7%			
e American Rock Salt Co. LLC, Initial Loan, 6.50%, 4/25/17	United States	7,790,000	7,867,900
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	11,170,000	11,281,007
			19,148,907
Diversified Support Services 2.8%			
Acosta Inc., Term Loan B, 4.75%, 3/01/18	United States	2,330,000	2,349,416
ARAMARK Corp.,			
Extended Synthetic L/C, 3.344%, 7/26/16	United States	277,164	277,955
Term Loan B Extended, 3.557%, 7/26/16	United States	4,200,501	4,212,502
Brock Holdings III Inc., Tranche B Term Loan, 6.00%, 3/16/17	United States	21,210,000	21,499,304
Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	United States	11,452,697	11,517,118
Global Cash Access Inc., Term Loan, 7.00%, 3/01/16	United States	5,190,476	5,261,845
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	United States	22,315,646	22,495,153
Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16	United States	6,138,116	6,199,498
			73,812,791
Drug Retail 0.4%			
Rite Aid Corp.,			
Tranche 2 Term Loan, 1.97% - 1.99%, 6/04/14	United States	5,734,305	5,535,400
Tranche 5 Term Loan, 4.50%, 3/03/18	United States	5,935,236	5,921,632
			11,457,032
Education Services 2.2%			
ATI Acquisition Co., Tranche B Term Loan, 8.25%, 12/30/14	United States	2,221,875	2,055,234
Bright Horizons Family Solutions Inc., Term Loan B, 7.50%, 5/21/15	United States	11,790,764	11,879,195
Education Management LLC, Tranche C-2, 4.313%, 6/01/16	United States	15,498,153	15,268,098
Laureate Education Inc.,			
e Closing Date Term Loan, 3.524%, 8/18/14	United States	16,582,389	16,489,114
e Delayed Draw Term Loan, 3.524%, 8/18/14	United States	2,482,819	2,468,853
Series A New Term Loans, 7.00%, 8/18/14	United States	8,899,062	8,949,120
			57,109,614
Electric Utilities 1.1%			
Calpine Corp., Term Loan, 4.50%, 4/01/18	United States	16,590,000	16,765,074
EquiPower Resources Holdings LLC, Term B Advance, 5.75%, 1/26/18	United States	3,690,000	3,726,900
GenOn Energy Inc., Term Loan, 6.00%, 9/20/17	United States	9,024,650	9,140,283
			29,632,257

56 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d] **Senior Floating Rate Interests (continued)**			
Electrical Components & Equipment 0.2%			
Electrical Components International Inc.,			
Synthetic RC, 0.50% - 6.75%, 2/04/16	United States	$ 302,353	$ 302,731
Term Loan, 6.75%, 2/04/17	United States	4,825,553	4,831,585
			5,134,316
Electronic Components 0.1%			
CPI International Acquisition Inc., Term B Loan, 5.00%, 2/13/17	United States	2,593,500	2,619,435
Electronic Equipment & Instruments 0.2%			
Excelitas Technologies Corp., Term B Loan, 5.50%, 11/29/16	United States	4,395,863	4,417,843
Electronic Manufacturing Services 0.4%			
FCI USA,			
Term Loan B1, 3.665%, 11/01/13	United States	1,987,205	1,976,441
Term Loan B5B, 3.665%, 11/01/13	United States	1,987,205	1,984,721
Flextronics International USA Inc.,			
A Closing Date Loan, 2.463% - 2.494%, 10/01/14	United States	2,911,165	2,900,248
A-1-A Delayed Draw Term Loan, 2.463%, 10/01/14	United States	836,542	833,404
B Closing Date Loan, 2.494%, 10/01/12	United States	2,250,844	2,244,749
			9,939,563
Environmental & Facilities Services 1.4%			
EnergySolutions LLC, Term Loan B, 6.25%, 8/13/16	United States	18,113,125	18,282,718
[b] EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.50%, 7/29/14	United States	2,736,172	2,717,648
Waste Industries USA Inc., Term B Loan, 4.75%, 3/17/17	United States	16,120,000	16,250,781
			37,251,147
Food Distributors 0.4%			
Pierre Foods Inc., Incremental Term Loan, 7.00%, 9/30/16	United States	10,845,500	10,942,654
Health Care Equipment 1.3%			
Carestream Health Inc., Term Loan B, 5.00%, 2/25/17	United States	21,640,000	20,311,845
ConvaTec Inc., Dollar Term Loan, 5.75%, 12/22/16	Luxembourg	7,211,925	7,249,110
DJO Finance LLC, Term Loan B, 3.211%, 5/20/14	United States	6,476,878	6,460,686
			34,021,641
Health Care Facilities 3.6%			
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.561%, 7/25/14	United States	525,809	513,978
Extended Term Loan, 3.811%, 1/25/17	United States	6,695,544	6,600,689
Term Loan, 2.561%, 7/25/14	United States	10,169,556	9,940,740
Hanger Orthopedic Group Inc., Term C Loan, 4.00%, 12/01/16	United States	8,049,825	8,096,780
HCA Inc., Term Loan B-1, 2.557%, 11/18/13	United States	6,252,409	6,250,652
HCR Healthcare LLC, Initial Term Loan, 5.00%, 4/06/18	United States	5,526,667	5,485,217
[f] IASIS Healthcare Corp., HoldCo Term Loan, PIK, 5.461%, 6/15/14	United States	3,853,601	3,894,546
IASIS Healthcare LLC,			
Delayed Draw Term Loan, 2.211%, 3/14/14	United States	943,318	944,055
Initial Term Loan, 2.211%, 3/14/14	United States	2,725,620	2,727,748
Synthetic L/C, 2.21%, 3/14/14	United States	258,665	258,867
[e] Term B Loan, 6.00%, 5/03/18	United States	17,510,000	17,608,494

Semiannual Report | 57

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
c,d Senior Floating Rate Interests (continued)			
Health Care Facilities (continued)			
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	United States	$ 18,939,125	$ 19,066,377
Vanguard Health Holding Co. II LLC, Initial Term Loan, 5.00%, 1/29/16	United States	13,194,411	13,260,383
			94,648,526
Health Care Services 3.3%			
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	11,675,738	11,799,699
Drumm Investors LLC, Term Loan, 6.00%, 5/04/18	United States	20,650,000	20,307,995
e Emergency Medical Services Corp., Initial Term Loan, 6.00%, 5/02/18	United States	26,870,000	27,068,166
Fresenius SE,			
Tranche D1 Dollar Term Loan, 3.50%, 9/10/14	Germany	2,603,521	2,615,726
Tranche D2 Term Loan, 3.50%, 9/10/14	Germany	1,600,006	1,604,256
Multiplan Inc., Term Loan B, 4.75%, 8/26/17	United States	7,019,231	7,064,856
National Mentor Holdings Inc., Tranche B Term Loan, 7.00%, 2/09/17	United States	10,590,000	10,484,100
Renal Advantage Holdings Inc., Tranche B Term Loan, 5.75%, 12/17/16	United States	5,027,400	5,081,947
			86,026,745
Health Care Supplies 0.3%			
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.461%, 4/28/15	United States	1,439,388	1,442,447
Parent Term Loan, 3.461% - 3.557%, 4/28/15	United States	5,920,744	5,933,325
			7,375,772
Health Care Technology 0.3%			
MedAssets Inc., Term Loan, 5.25%, 11/16/16	United States	8,671,076	8,761,402
Home Improvement Retail 0.4%			
e Harbor Freight Tools USA Inc., Tranche B Term Loan, 6.50%, 12/22/17	United States	10,922,300	11,195,358
Household Products 0.2%			
Spectrum Brands Inc., New Term Loan, 5.00% - 6.25%, 6/17/16	United States	4,715,624	4,776,253
Human Resource & Employment Services 0.1%			
Altegrity Inc.,			
Term Loan B, 3.059%, 2/21/15	United States	701,319	696,644
Tranche D Term Loan, 7.75%, 2/21/15	United States	2,759,150	2,781,568
			3,478,212
Independent Power Producers & Energy Traders 0.7%			
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan, 3.736%, 10/10/14	United States	20,056,337	17,148,168
Industrial Conglomerates 0.5%			
Sensus Metering Systems Inc., Term Loan B-3, 7.00%, 6/03/13	United States	7,707,501	7,746,038
TriMas Co. LLC,			
Class A Tranche B Term Loan, 6.00%, 12/15/15	United States	4,081,171	4,111,780
Class A Tranche B-1 L/C, 6.00%, 12/15/15	United States	349,865	352,489
			12,210,307

58 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d] Senior Floating Rate Interests (continued)			
Industrial Machinery 1.7%			
Alliance Laundry Systems LLC, Term Loan, 6.25%, 9/30/16	United States	$ 3,009,193	$ 3,045,553
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	4,890,000	4,902,225
Edwards (Cayman Islands II) Ltd., New Term Loan, 5.50%, 5/31/16	United Kingdom	6,294,225	6,317,829
RBS Global Inc. (Rexnord),			
Incremental Tranche B-2, 2.50%, 7/22/13	United States	9,359,562	9,316,667
Tranche B-1 Term B Loan, 2.75% - 2.813%, 7/22/13	United States	4,742,430	4,742,430
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	Netherlands	16,583,010	16,761,195
			45,085,899
Insurance Brokers 0.3%			
Arrowhead General Insurance Agency Inc., First Lien Term Loan, 7.50%, 3/04/17	United States	6,680,000	6,618,764
Integrated Telecommunication Services 1.5%			
Alaska Communications Systems Holdings Inc., Term Loan B, 5.50%, 10/21/16	United States	6,583,500	6,623,824
Global Tel*link Corp., Replacement Term Loan, 5.00%, 11/10/16	United States	9,306,675	9,315,405
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	17,420,105	17,614,723
Savvis Communications Corp., Term Facility, 6.75%, 8/04/16	United States	5,651,600	5,700,170
West Corp.,			
Term Loan B-2, 2.649% - 2.832%, 10/24/13	United States	445,508	444,777
Term Loan B-5, 4.524% - 4.707%, 7/15/16	United States	1,083,539	1,095,051
			40,793,950
Internet Software & Services 1.5%			
Springboard Finance LLC (Skype), New Dollar Term Loan, 7.00%, 2/23/15	United States	16,587,000	16,690,669
SSI Investments II Ltd., Term Loan, 6.50%, 5/26/17	United States	14,246,587	14,495,903
TARGUS Information Corp., Term Loan, 7.00%, 12/29/16	United States	8,831,250	8,941,640
			40,128,212
Investment Banking & Brokerage 0.2%			
BNY ConvergEx Group LLC, Top Borrower TL, 5.25%, 12/17/16	United States	3,794,367	3,828,991
EZE Castle Software Inc., Eze Borrower TL, 5.25%, 12/17/16	United States	1,592,133	1,606,661
			5,435,652
Leisure Facilities 2.3%			
24 Hour Fitness Worldwide Inc., Term Loan B, 6.75%, 4/22/16	United States	22,607,305	22,574,140
Cedar Fair LP, U.S. Term 1 Loan, 4.00%, 12/15/17	United States	8,425,135	8,515,377
ClubCorp Club Operations Inc., Term B Loan, 6.00%, 11/30/16	United States	12,319,125	12,457,715
SeaWorld Parks & Entertainment Inc., Term B Loan, 4.00%, 8/17/17	United States	4,537,333	4,577,035
Six Flags Theme Parks Inc., Tranche B Term Loan, 5.25%, 6/30/16	United States	10,568,831	10,672,321
Universal City Development Partners Ltd., Term Loan, 5.50%, 11/06/14	United States	3,212,540	3,258,721
			62,055,309
Life & Health Insurance 0.6%			
CNO Financial Group Inc., Term Loan, 7.50%, 9/30/16	United States	14,741,330	14,888,743

Semiannual Report | 59

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d] **Senior Floating Rate Interests (continued)**			
Life Sciences Tools & Services 0.2%			
InVentiv Health Inc.,			
Replacement Term Loan, 4.75%, 8/04/16	United States	$ 4,615,183	$ 4,649,797
Term B-1 Loans, 4.75%, 8/04/16	United States	1,599,325	1,608,321
			6,258,118
Metal & Glass Containers 1.7%			
Anchor Glass Container Corp.,			
First Lien Term Loan, 6.00%, 3/02/16	United States	10,782,517	10,890,343
Second Lien Term Loan, 10.00%, 9/02/16	United States	4,550,000	4,629,625
Consolidated Container Co. LLC, Second Lien Term Loan, 5.688%, 9/28/14	United States	11,147,093	10,115,987
Graham Packaging Co. LP,			
Term Loan C, 6.75%, 4/05/14	United States	7,916,311	8,001,657
Term Loan D, 6.00%, 9/23/16	United States	5,402,850	5,457,721
Pelican Products Inc., New Term Loan, 5.00%, 3/07/17	United States	6,374,025	6,403,906
			45,499,239
Movies & Entertainment 0.5%			
IMG Worldwide Inc., Tranche B Term Loan, 7.25%, 6/14/15	United States	9,283,128	9,298,603
Zuffa LLC, Incremental Term Loan, 7.50%, 6/19/15	United States	2,570,687	2,606,034
			11,904,637
Oil & Gas Exploration & Production 0.9%			
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	21,926,582	22,584,379
Other Diversified Financial Services 1.0%			
Asurion LLC, Tranche B-2 Incremental Term Loan, 6.75%, 3/31/15	United States	19,550,296	19,880,207
LNR Property LLC, Term Loan, 5.75%, 4/29/16	United States	5,590,000	5,604,702
			25,484,909
Packaged Foods & Meats 1.5%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	21,700,000	21,820,305
Michael Foods Group Inc., Term Loan B, 4.25%, 2/25/18	United States	8,395,225	8,478,127
Pinnacle Foods Finance LLC, Term Loan D, 6.00%, 4/02/14	United States	5,993,666	6,073,406
Windsor Quality Food Co. Ltd., Tranche B Term Loan, 5.00%, 2/16/17	United States	3,810,240	3,824,197
			40,196,035
Paper Packaging 1.8%			
John Henry Holdings Inc. (Multi-Packaging), Effective Date Term Advance, 7.00%, 5/13/16	United States	4,042,500	4,070,292
Ranpak Corp., US Dollar Term Loan, 5.75%, 4/20/17	United States	4,320,000	4,314,600
Reynolds Group Holdings Inc, U.S. Term Loan, 4.25%, 2/09/18	United States	12,960,000	13,049,100
[e] Rock-Tenn Co., Term Loan B, 5.00%, 5/27/18	United States	11,970,000	12,056,448
Smurfit-Stone Container Enterprises, Term Loan, 6.75%, 7/16/16	United States	12,936,692	12,962,966
			46,453,406
Personal Products 1.4%			
NBTY Inc., Term Loan B-1, 4.25%, 9/30/17	United States	5,256,825	5,301,182
Prestige Brands Inc., Term Loan B, 4.75% - 5.50%, 3/24/16	United States	9,696,969	9,779,801
[e] Revlon Consumer Products Corp., Term Loan, 6.00%, 3/11/15	United States	23,030,611	23,190,742
			38,271,725

60 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d] **Senior Floating Rate Interests (continued)**			
Pharmaceuticals 1.1%			
Aptalis Pharma Inc., Term Loan, 5.50%, 2/13/17	United States	$ 10,403,925	$ 10,403,925
Warner Chilcott Co. LLC,			
Term A Loan, 3.75%, 3/17/16	Puerto Rico	7,120,000	7,151,705
Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	2,649,688	2,674,528
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	5,299,375	5,349,057
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	3,643,320	3,677,477
			29,256,692
Photographic Products 0.4%			
Getty Images Inc., Initial Term Loan, 5.25%, 11/05/16	United States	9,601,750	9,720,274
Property & Casualty Insurance 0.0%[†]			
Affirmative Insurance Holdings Inc., Term Loan, 12.00%, 1/31/14	United States	852,957	823,103
Publishing 3.1%			
Autotrader.com Inc., Term Loan B, 4.75%, 12/16/16	United States	9,017,400	9,105,320
Dex Media East LLC, Term Loan B, 2.78% - 2.82%, 10/24/14	United States	979,444	781,106
Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	United States	10,274,303	9,266,137
Newsday LLC, Floating Rate Term Loan, 6.526%, 8/01/13	United States	5,000,000	5,093,750
Postmedia Network Inc., Tranche C Term Loan, 7.25%, 7/13/16	Canada	6,130,000	6,191,300
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	31,308,912	24,727,528
Source Media Inc. and Accuity Inc.,			
Accuity Term Loan, 6.50%, 1/24/17	United States	1,955,897	1,971,788
Source Media Term Loan, 6.50%, 1/24/17	United States	616,241	621,248
[g] Tribune Co.,			
Initial Tranche B Advances, 5.25%, 5/16/14	United States	19,920,771	13,908,563
Term Loan X, 5.00%, 2/20/49	United States	9,606,743	6,590,629
Wenner Media LLC, Term Loan B, 1.961%, 10/02/13	United States	2,371,949	2,300,791
			80,558,160
Real Estate Services 0.4%			
[e] Brickman Group Holdings Inc., Term Loan B, 7.25%, 10/14/16	United States	10,151,225	10,375,395
Research & Consulting Services 0.3%			
Nielsen Finance LLC (VNU Inc.),			
Class A Term Loan, 2.231%, 8/09/13	United States	395,520	394,673
Class B Term Loan, 3.981%, 5/02/16	United States	1,768,845	1,778,610
Class C Dollar Term Loan, 3.731%, 5/02/16	United States	6,479,813	6,491,963
			8,665,246
Restaurants 1.8%			
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	21,765,450	21,780,925
Denny's Inc., Term Loan B, 5.25%, 9/30/16	United States	5,291,314	5,342,508
DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	7,459,384	7,557,952
Dunkin Brands Inc., Term B-1 Loan, 4.25%, 11/23/17	United States	4,319,175	4,357,292
FOCUS Brands Inc., Term Loan, 5.25% - 7.25%, 11/05/16	United States	4,096,551	4,145,198
Wendy's/Arby's Restaurants LLC, Term Loan, 5.00%, 5/24/17	United States	5,318,995	5,363,839
			48,547,714

Semiannual Report | 61

62 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Floating Rate Daily Access Fund	Country	Principal Amount*	Value
[c,d] **Senior Floating Rate Interests (continued)**			
Specialty Stores 3.8%			
[e] Amscan Holdings Inc., Term Loan B, 6.75%, 12/02/17	United States	$ 17,337,952	$ 17,515,579
[e] Bass Pro Group, Term Loan B, 5.00% - 5.75%, 4/12/15	United States	7,954,579	8,031,643
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/17	United States	3,117,188	3,118,054
General Nutrition Centers Inc., Tranche B Term Loan, 4.25%, 3/02/18	United States	11,793,462	11,848,667
Jo-Ann Stores Inc., Initial Loan, 4.75%, 3/18/18	United States	21,690,000	21,717,113
[e] Leslie's Poolmart Inc., Term Loan B, 4.50%, 11/30/17	United States	4,430,156	4,482,764
PETCO Animal Supplies Inc., New Loans, 4.50%, 11/24/17	United States	8,494,200	8,580,026
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18	United States	19,810,000	19,970,956
Savers Inc., New Term Loan, 4.25%, 3/04/17	United States	5,730,000	5,774,167
			101,038,969
Steel 0.4%			
JMC Steel Group Inc., Term Loan, 4.75%, 4/01/17	United States	9,140,000	9,181,816
Systems Software 0.3%			
Rovi Solutions Corp.,			
Tranche A Loan, 2.82%, 2/07/16	United States	2,080,000	2,082,600
Tranche B Loan, 4.00%, 2/07/18	United States	2,090,000	2,109,594
Vertafore Inc., Term Loan, 5.25%, 7/29/16	United States	4,684,659	4,703,983
			8,896,177
Trucking 2.3%			
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	United States	14,000,000	13,970,838
Tranche B Term Loan, 3.75%, 3/11/18	United States	21,350,000	21,569,435
The Kenan Advantage Group Inc., Term Loan, 5.50%, 6/11/16	United States	2,473,800	2,493,128
Swift Transportation Co. LLC, Term Loan, 6.00%, 12/21/16	United States	23,413,758	23,711,300
			61,744,701
Wireless Telecommunication Services 1.5%			
MetroPCS Wireless Inc., Term Loan B3, 4.00%, 3/17/18	United States	10,194,450	10,231,089
NTELOS Inc., Term B Advance, 4.00%, 8/07/15	United States	16,059,291	16,142,093
Syniverse Holdings Inc., Term Loan, 5.25%, 12/21/17	United States	7,391,475	7,476,166
TowerCo Finance LLC, Term Loan B, 5.25%, 2/02/17	United States	6,544,395	6,596,207
			40,445,555
Total Senior Floating Rate Interests (Cost $2,464,429,936)			2,504,417,147
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $3,572,597) 0.1%			
Other Diversified Financial Services 0.1%			
[c,h] Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.304%, 8/01/16	Cayman Islands	3,786,062	3,667,899
Total Investments before Short Term Investments (Cost $2,477,118,195)			2,520,273,273

Semiannual Report | 63

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2011, the aggregate value of these securities was $5,600,985, representing
0.21% of net assets.
cThe coupon rate shown represents the rate at period end.
dSee Note 1(g) regarding senior floating rate interests.
eA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
fIncome may be received in additional securities and/or cash.
gSee Note 8 regarding defaulted securities.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
iSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At April 30, 2011, the fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy for traded index swaps.

See Abbreviations on page 143.

64 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(f) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 65

aFor the period May 15, 2008 (effective date) to October 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.001 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.
hSee Note 1(f) regarding mortgage dollar rolls.

66 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | 67

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)				
Consumer Durables & Apparel 0.5%				
Centex Corp., senior note, 5.45%, 8/15/12	United States	1,500,000		$ 1,541,250
KB Home, senior note, 6.25%, 6/15/15	United States	400,000		398,000
Toll Brothers Finance Corp., senior note, 4.95%, 3/15/14	United States	500,000		525,306
				2,464,556
Consumer Services 1.8%				
[a,b]Hilton Worldwide Inc., senior bond, 144A, FRN, 4.813%, 11/15/13	United States	5,000,000		4,900,000
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	500,000		484,375
[a]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	200,000		141,000
Starwood Hotels & Resorts Worldwide Inc., senior note, 6.25%, 2/15/13	United States	1,000,000		1,072,500
[d]Station Casinos Inc., senior note, 7.75%, 8/15/16	United States	100,000		10
Wendy's International Inc., senior note, 6.20%, 6/15/14	United States	2,000,000		2,125,000
Yum! Brands Inc., senior note, 4.25%, 9/15/15	United States	750,000		791,989
				9,514,874
Diversified Financials 8.5%				
Ally Financial Inc., senior note, 4.50%, 2/11/14	United States	1,000,000		1,012,500
American Express Credit Corp., senior note,				
5.125%, 8/25/14	United States	750,000		819,743
5.375%, 10/01/14	United States	1,000,000	GBP	1,773,128
Bank of America Corp., senior note, L,				
7.375%, 5/15/14	United States	500,000		570,355
[b]FRN, 1.693%, 1/30/14	United States	3,000,000		3,053,400
[a]Banque Psa Finance, senior note, 144A, 3.375%, 4/04/14	France	2,000,000		2,024,952
Capital One Financial Corp., senior note, 7.375%, 5/23/14	United States	400,000		465,172
[b]Caterpillar Financial Services Corp., senior note, FRN, 1.059%, 6/24/11	United States	300,000		300,374
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/15	United States	1,000,000		1,016,250
[a]Citadel Finance Ltd., senior bond, 144A, 6.25%, 12/15/11	United States	1,500,000		1,532,444
Citigroup Inc., senior note, 5.50%, 10/15/14	United States	1,500,000		1,636,844
Credit Suisse AG, 2.20%, 1/14/14	Switzerland	1,500,000		1,514,325
Deutsche Bank AG, 4.875%, 5/20/13	Germany	200,000		213,193
General Electric Capital Corp.,				
5.90%, 5/13/14	United States	500,000		557,874
senior note, 2.25%, 11/09/15	United States	2,000,000		1,963,454
The Goldman Sachs Group Inc.,				
5.125%, 1/15/15	United States	1,000,000		1,084,352
senior note, 3.625%, 8/01/12	United States	750,000		773,678
International Lease Finance Corp., senior note,				
5.00%, 9/15/12	United States	3,515,000		3,585,300
5.875%, 5/01/13	United States	2,000,000		2,065,000
6.625%, 11/15/13	United States	1,500,000		1,571,250
R, 5.625%, 9/20/13	United States	1,500,000		1,545,000
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	2,000,000	EUR	2,307,584

68 | Semiannual Report

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Diversified Financials (continued)			
JPMorgan Chase & Co.,			
2, 1.65%, 9/30/13	United States	1,000,000	$ 1,005,371
[b]FRN, 1.074%, 1/24/14	United States	1,500,000	1,507,353
senior note, 4.65%, 6/01/14	United States	750,000	809,878
Morgan Stanley Dean Witter & Co., 5.30%, 3/01/13	United States	200,000	213,498
Morgan Stanley, senior note,			
3.45%, 11/02/15	United States	2,000,000	2,003,156
[b]FRN, 2.812%, 5/14/13	United States	750,000	773,726
[b]FRN, 1.874%, 1/24/14	United States	1,000,000	980,000
PHH Corp., senior note, 7.125%, 3/01/13	United States	1,000,000	1,045,000
[a]Pricoa Global Funding I, 144A, 5.45%, 6/11/14	United States	500,000	546,385
Shell International Finance BV, senior note, 3.10%, 6/28/15	Netherlands	1,500,000	1,553,865
[a]Stone Street Trust, senior note, 144A, 5.902%, 12/15/15	United States	2,000,000	2,098,132
			43,922,536
Energy 2.8%			
Anadarko Petroleum Corp., senior note, 5.75%, 6/15/14	United States	1,000,000	1,108,645
BP Capital Markets PLC, senior note, 3.625%, 5/08/14	United Kingdom	600,000	628,593
Chesapeake Energy Corp., senior note, 9.50%, 2/15/15	United States	700,000	846,125
[a]CNPC Overseas Capital Ltd., senior note, 144A, 3.125%, 4/28/16	China	2,000,000	1,997,246
Compagnie Generale de Geophysique-Veritas, senior note, 7.50%, 5/15/15	France	77,000	79,118
ConocoPhillips, 4.75%, 2/01/14	United States	100,000	108,993
Ensco PLC, senior note, 3.25%, 3/15/16	United Kingdom	2,000,000	2,016,890
[a]Gazprom, secured note, 144A, 7.51%, 7/31/13	Russia	100,000	111,211
Kinder Morgan Energy Partners LP, senior note, 3.50%, 3/01/16	United States	2,000,000	2,045,008
[a]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	100,000	101,750
9.75%, 8/15/13	Canada	200,000	203,000
Petrohawk Energy Corp., senior note, 10.50%, 8/01/14	United States	600,000	690,750
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	Venezuela	1,250,000	1,238,569
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	United States	500,000	532,500
Valero Energy Corp., senior note, 6.875%, 4/15/12	United States	1,500,000	1,579,729
[a]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	1,000,000	1,067,100
			14,355,227
Food & Staples Retailing 0.7%			
Wal-Mart Stores Inc., 3.20%, 5/15/14	United States	500,000	528,672
[a]Wm. Wrigley Jr. Co., senior secured note, 144A, 3.05%, 6/28/13	United States	1,500,000	1,531,434
[a]Woolworths Ltd., senior note, 144A, 2.55%, 9/22/15	Australia	1,500,000	1,493,500
			3,553,606
Food, Beverage & Tobacco 1.1%			
Altria Group Inc., 7.75%, 2/06/14	United States	100,000	115,929
Anheuser-Busch InBev Worldwide Inc., senior note, 7.20%, 1/15/14	Belgium	100,000	114,359

Semiannual Report | 69

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Food, Beverage & Tobacco (continued)			
Bunge Ltd. Finance Corp., 4.10%, 3/15/16	United States	2,000,000	$ 2,051,754
[a]Cargill Inc., 144A, 5.20%, 1/22/13	United States	500,000	534,498
Corn Products International Inc., senior note, 3.20%, 11/01/15	United States	1,500,000	1,519,137
Kraft Foods Inc., senior note, 2.625%, 5/08/13	United States	1,500,000	1,545,226
			5,880,903
Health Care Equipment & Services 0.8%			
CareFusion Corp., senior note, 5.125%, 8/01/14	United States	750,000	816,423
Community Health Systems Inc., senior sub. note, 8.875%, 7/15/15	United States	200,000	205,000
Express Scripts Inc., senior note, 5.25%, 6/15/12	United States	500,000	523,515
HCA Inc., senior secured note, 9.125%, 11/15/14	United States	800,000	844,000
Medco Health Solutions Inc., senior note, 2.75%, 9/15/15	United States	1,500,000	1,502,119
			3,891,057
Household & Personal Products 0.4%			
The Procter & Gamble Co., senior note, 1.80%, 11/15/15	United States	2,000,000	1,976,390
Insurance 0.2%			
Berkshire Hathaway Finance Corp., senior note, 4.00%, 4/15/12	United States	400,000	413,505
[a]Metropolitan Life Global Funding I,			
144A, 2.875%, 9/17/12	United States	500,000	511,012
senior secured note, 144A, 5.125%, 4/10/13	United States	250,000	267,809
			1,192,326
Materials 1.5%			
[a]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	400,000	483,792
The Dow Chemical Co., senior note, 4.85%, 8/15/12	United States	750,000	785,134
The Dow Jones Co., senior note, 2.50%, 2/15/16	United States	2,000,000	1,964,484
[a]Euramax International Inc., senior secured note, 144A, 9.50%, 4/01/16	United States	200,000	209,000
[a]Incitec Pivot Ltd., senior note, 144A, 4.00%, 12/07/15	Australia	2,000,000	2,030,900
[a]Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	400,000	440,000
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	500,000	500,000
Rock-Tenn Co., senior secured bond, 5.625%, 3/15/13	United States	1,308,000	1,357,050
			7,770,360
Media 1.1%			
Belo Corp., senior note, 6.75%, 5/30/13	United States	2,000,000	2,140,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	700,000	847,875
EchoStar DBS Corp., senior note, 7.75%, 5/31/15	United States	700,000	766,500
Time Warner Inc., 3.15%, 7/15/15	United States	1,500,000	1,538,285
Viacom Inc., 4.375%, 9/15/14	United States	350,000	376,254
			5,668,914
Pharmaceuticals, Biotechnology & Life Sciences 2.4%			
Abbott Laboratories, senior note, 2.70%, 5/27/15	United States	1,000,000	1,027,776
Celgene Corp., senior note, 2.45%, 10/15/15	United States	2,000,000	1,966,378

70 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Pharmaceuticals, Biotechnology & Life Sciences (continued)			
Life Technologies Corp., senior note, 3.50%, 1/15/16	United States	2,000,000	$ 2,028,054
Merck & Co Inc.,			
2.25%, 1/15/16	United States	2,000,000	1,993,690
senior note, 1.875%, 6/30/11	United States	700,000	701,891
Pfizer Inc., senior note, 4.45%, 3/15/12	United States	250,000	258,683
Sanofi-Aventis SA, senior note, 1.625%, 3/28/14	France	2,000,000	2,014,730
Teva Pharmaceutical Finance II BV/III LLC, senior note, 3.00%, 6/15/15	Netherland Antilles	1,500,000	1,534,144
Watson Pharmaceuticals Inc., senior note, 5.00%, 8/15/14	United States	750,000	813,228
			12,338,574
Real Estate 0.4%			
[a] Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14	Australia	750,000	847,303
Duke Realty LP, senior note, 7.375%, 2/15/15	United States	400,000	457,381
[a] WEA Finance/WT Finance Australia, 144A, 5.75%, 9/02/15	United States	750,000	832,929
			2,137,613
Retailing 0.1%			
[a,b] Edcon Pty. Ltd., senior secured note, 144A, FRN, 4.423%, 6/15/14	South Africa	200,000 EUR	267,280
Semiconductors & Semiconductor Equipment 0.1%			
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	United States	600,000	628,500
Software & Services 0.5%			
eBay Inc., senior note, 0.875%, 10/15/13	United States	2,000,000	1,991,498
Oracle Corp., senior note, 3.75%, 7/08/14	United States	500,000	535,277
			2,526,775
Technology Hardware & Equipment 0.5%			
Hewlett-Packard Co., senior note, 2.95%, 8/15/12	United States	500,000	514,425
Juniper Networks Inc., senior note, 3.10%, 3/15/16	United States	2,000,000	2,029,322
			2,543,747
Telecommunication Services 1.7%			
AT&T Inc., 4.95%, 1/15/13	United States	700,000	745,819
Cellco Partnership/Verizon Wireless Capital LLC, senior note, 5.25%, 2/01/12	United States	200,000	206,998
Frontier Communications Corp., senior note, 7.875%, 4/15/15	United States	400,000	435,000
Sprint Capital Corp., senior note, 8.375%, 3/15/12	United States	1,000,000	1,061,250
[b] Telecom Italia Capital SA, senior note, FRN, 0.886%, 7/18/11	Italy	300,000	300,182
[a] Telefonica Movil Chile SA, senior note, 144A, 2.875%, 11/09/15	Chile	2,000,000	1,959,350
Telefonica SA, senior note, 4.949%, 1/15/15	Spain	1,500,000	1,606,685
Verizon Communications Inc., senior note, 1.95%, 3/28/14	United States	2,000,000	2,018,894
Verizon New York Inc., senior deb., A, 6.875%, 4/01/12	United States	200,000	211,070
			8,545,248
Transportation 0.1%			
[a] American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	300,000	296,250

Semiannual Report | 71

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Utilities 0.4%			
Duke Energy Corp., senior note, 6.30%, 2/01/14	United States	750,000	$ 839,329
Midamerican Energy Holdings Co., senior note, 3.15%, 7/15/12	United States	700,000	719,573
PG&E Corp., senior note, 5.75%, 4/01/14	United States	500,000	550,399
			2,109,301
Total Corporate Bonds (Cost $154,853,332)			159,528,033
[b,a] **Senior Floating Rate Interests 2.7%**			
Capital Goods 0.3%			
[f] Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	204,633	206,743
RBS Global Inc. (Rexnord),			
Incremental Tranche B-2, 2.50%, 7/22/13	United States	8,938	8,897
Tranche B-1 Term B Loan, 2.75% - 2.813%, 7/22/13	United States	639,428	639,428
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	Netherlands	224,374	226,785
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	United States	366,409	370,902
			1,452,755
Commercial & Professional Services 0.2%			
ARAMARK Corp.,			
Extended Synthetic L/C, 3.344%, 7/26/16	United States	21,337	21,398
Synthetic L/C, 1.969%, 1/26/14	United States	4,584	4,559
Term Loan B, 2.182%, 1/26/14	United States	56,902	56,594
Term Loan B Extended, 3.557%, 7/26/16	United States	324,446	325,372
Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	United States	324,533	326,358
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	United States	214,513	216,239
			950,520
Consumer Durables & Apparel 0.0%†			
[f] Jarden Corp., Tranche B Term Loan, 3.242% - 5.25%, 3/31/18	United States	245,471	248,355
Consumer Services 0.3%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	108,700	109,835
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	769,397	769,944
DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	174,812	177,122
Visant Corp. (Jostens), Term Loan B, 5.25%, 12/22/16	United States	756,927	761,560
			1,818,461
Diversified Financials 0.1%			
[f] Moneygram Payment Systems Worldwide Inc., Term Loan, 5.50%, 11/18/17	United States	41,600	42,068
MSCI Inc., Term Loan, 3.75%, 6/01/16	United States	172,733	174,622
Trans Union LLC, Term Loan, 4.75%, 2/10/18	United States	175,536	177,138
			393,828
Food & Staples Retailing 0.2%			
SUPERVALU Inc., Term Loan B-2, 3.461%, 10/05/15	United States	835,421	837,508

72 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
[b,a] **Senior Floating Rate Interests (continued)**			
Food, Beverage & Tobacco 0.1%			
Dean Foods Co., 2016 Tranche B Term Loan, 3.56%, 4/02/16	United States	114,069	$ 113,112
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	387,500	389,649
Michael Foods Group Inc., Term Loan B, 4.25%, 2/25/18	United States	94,748	95,684
			598,445
Health Care Equipment & Services 0.5%			
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.461%, 4/28/15	United States	132,107	132,388
Parent Term Loan, 3.461% - 3.557%, 4/28/15	United States	543,406	544,561
Community Health Systems Inc., Extended Term Loan, 3.811%, 1/25/17	United States	746,136	735,566
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	426,974	431,507
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	United States	788,456	793,754
			2,637,776
Materials 0.4%			
[f]American Rock Salt Co. LLC, Initial Loan, 6.50%, 4/25/17	United States	136,402	137,765
Georgia-Pacific LLC, Term Loan C, 3.557% - 3.56%, 12/23/14	United States	143,414	144,260
Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14	United States	125,558	126,912
Nalco Co.,			
Term Loan B-1, 4.50%, 10/05/17	United States	474,529	479,473
Term Loan C-1, 1.986% - 1.994%, 5/13/16	United States	109,889	109,924
Reynolds Group Holdings Inc, U.S. Term Loan, 4.25%, 2/09/18	United States	165,141	166,276
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	United States	546,136	552,280
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	204,219	206,249
			1,923,139
Media 0.1%			
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-3, 2.059%, 3/29/16	United States	233,819	234,679
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	427,016	337,253
[f]TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	78,041	78,943
[f]UPC Financing Partnership, Term Loan T, 3.744%, 12/31/16	Netherlands	61,450	61,700
			712,575
Pharmaceuticals, Biotechnology & Life Sciences 0.1%			
[f]Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	78,882	79,622
[f]Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	157,764	159,243
[f]WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	108,463	109,480
			348,345
Retailing 0.1%			
Dollar General Corp., Tranche B-1 Term Loan, 2.961% - 3.023%, 7/07/14	United States	289,257	289,528

Semiannual Report | 73

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
[b,d] **Senior Floating Rate Interests (continued)**				
Software & Services 0.1%				
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	206,710		$ 208,519
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.877% - 3.937%, 2/28/16	United States	229,765		231,200
				439,719
Telecommunication Services 0.1%				
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	721,653		729,715
Transportation 0.1%				
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	145,400		145,097
Tranche B Term Loan, 3.75%, 3/11/18	United States	320,000		323,289
				468,386
Total Senior Floating Rate Interests (Cost $13,716,269)				13,849,055
Foreign Government and Agency Securities 11.2%				
[b,g] Government of Argentina, senior bond, FRN, 0.467%, 8/03/12	Argentina	30,000		7,283
Government of Australia, senior bond, 123, 5.75%, 4/15/12	Australia	2,810,000	AUD	3,107,397
Government of Hungary, 6.75%, 7/28/14	Hungary	300,000	EUR	469,319
Government of Indonesia,				
FR36, 11.50%, 9/15/19	Indonesia	165,000,000	IDR	23,787
FR51, 11.25%, 5/15/14	Indonesia	17,100,000,000	IDR	2,249,457
Government of Ireland, 4.60%, 4/18/16	Ireland	2,500,000	EUR	2,771,849
Government of Korea, senior note, 5.75%, 4/16/14	South Korea	210,000		230,402
[a] Government of Lithuania, 144A, 6.75%, 1/15/15	Lithuania	250,000		275,921
Government of Malaysia, senior bond,				
3.833%, 9/28/11	Malaysia	8,450,000	MYR	2,869,797
2.711%, 2/14/12	Malaysia	265,000	MYR	89,511
3.718%, 6/15/12	Malaysia	1,780,000	MYR	606,563
2.509%, 8/27/12	Malaysia	4,090,000	MYR	1,373,191
Government of Mexico, MI10, 8.00%, 12/19/13	Mexico	38,350[h]	MXN	351,418
Government of Norway, 6.00%, 5/16/11	Norway	3,360,000	NOK	641,280
Government of Poland,				
4.75%, 4/25/12	Poland	7,030,000	PLN	2,651,639
5.00%, 10/24/13	Poland	370,000	PLN	138,950
5.75%, 4/25/14	Poland	4,595,000	PLN	1,754,088
Government of Sri Lanka,				
A, 12.00%, 7/15/11	Sri Lanka	960,000	LKR	8,821
A, 8.50%, 1/15/13	Sri Lanka	3,400,000	LKR	31,400
A, 13.50%, 2/01/13	Sri Lanka	3,900,000	LKR	38,815
A, 7.00%, 3/01/14	Sri Lanka	470,000	LKR	4,129
A, 11.25%, 7/15/14	Sri Lanka	11,700,000	LKR	114,582
A, 11.75%, 3/15/15	Sri Lanka	80,000	LKR	789
A, 6.50%, 7/15/15	Sri Lanka	1,130,000	LKR	9,357
A, 11.00%, 8/01/15	Sri Lanka	13,400,000	LKR	129,713
B, 6.60%, 6/01/14	Sri Lanka	500,000	LKR	4,322

74 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*		Value
Foreign Government and Agency Securities (continued)				
Government of Sweden, 5.50%, 10/08/12	Sweden	29,760,000	SEK	$ 5,147,840
Government of the Hellenic Republic, 4.50%, 5/20/14	Greece	3,000,000	EUR	2,737,967
Government of the Philippines, senior bond,				
5.75%, 2/21/12	Philippines	5,340,000	PHP	127,982
5.25%, 1/07/13	Philippines	9,270,000	PHP	221,202
8.75%, 3/03/13	Philippines	21,500,000	PHP	543,449
R3-7, 5.25%, 9/24/12	Philippines	3,660,000	PHP	88,008
Government of Venezuela, 10.75%, 9/19/13	Venezuela	35,000		35,893
Korea Treasury Bond,				
4.75%, 12/10/11	South Korea	95,000,000	KRW	89,673
senior bond, 4.00%, 6/10/12	South Korea	7,450,000,000	KRW	7,006,456
senior bond, 4.25%, 12/10/12	South Korea	4,445,000,000	KRW	4,197,493
senior bond, 3.75%, 6/10/13	South Korea	1,365,000,000	KRW	1,278,959
senior bond, 3.00%, 12/10/13	South Korea	540,000,000	KRW	495,778
[a]Korean National Oil Corp., senior note, 144A, 2.875%, 11/09/15	South Korea	2,000,000		1,958,850
New South Wales Treasury Corp.,				
6.00%, 5/01/12	Australia	2,260,000	AUD	2,503,243
5.50%, 8/01/13	Australia	230,000	AUD	253,925
Nota Do Tesouro Nacional,				
10.00%, 1/01/12	Brazil	3,400[i]	BRL	2,126,982
10.00%, 1/01/13	Brazil	700[i]	BRL	426,952
[j]Index Linked, 6.00%, 5/15/17	Brazil	150[i]	BRL	189,305
Queensland Treasury Corp.,				
6.00%, 6/14/11	Australia	255,000	AUD	280,073
senior note, 6.00%, 8/21/13	Australia	240,000	AUD	267,244
[a,b]Societe Financement de l'Economie Francaise, senior bond, 144A, FRN, 0.476%, 7/16/12	France	1,000,000		1,001,846
United Kingdom Treasury Bond, 5.00%, 3/07/12	United Kingdom	1,863,000	GBP	3,224,188
Western Australia Treasury Corp.,				
5.50%, 7/17/12	Australia	2,655,000	AUD	2,927,851
8.00%, 6/15/13	Australia	280,000	AUD	324,591
Total Foreign Government and Agency Securities (Cost $52,417,549)				57,409,530
U.S. Government and Agency Securities 20.4%				
Bank of America Corp., FDIC Guaranteed, 2.375%, 6/22/12	United States	1,500,000		1,535,220
FHLB, 5.75%, 5/15/12	United States	600,000		633,793
FHLMC,				
5.125%, 7/15/12	United States	1,000,000		1,058,236
5.50%, 8/20/12	United States	1,200,000		1,279,151
FNMA,				
5.00%, 10/15/11	United States	50,000		51,107
0.875%, 1/12/12	United States	4,000,000		4,016,224
1.00%, 4/04/12	United States	3,300,000		3,321,896
0.625%, 9/24/12	United States	2,500,000		2,508,105
U.S. Treasury Note,				
0.75%, 5/31/12	United States	9,000,000		9,045,693
4.75%, 5/31/12	United States	7,500,000		7,861,522

Semiannual Report | 75

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) (continued)

76 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)			
Diversified Financials 5.4%			
[b]Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.093%, 11/25/34	United States	324,447	$ 242,792
Capital One Multi-Asset Execution Trust,			
[b]2006-A7, A7, FRN, 0.249%, 3/17/14	United States	2,500,000	2,499,945
[b]2008-A6, A6, FRN, 1.319%, 3/17/14	United States	2,500,000	2,501,208
2009-A2, A2, 3.20%, 4/15/14	United States	4,500,000	4,516,530
[b]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.713%, 2/25/35	United States	28,094	24,344
[b]Chase Issuance Trust,			
2007-A9, A9, FRN, 0.249%, 6/16/14	United States	500,000	499,417
2009-A2, A2, FRN, 1.769%, 4/15/14	United States	3,000,000	3,040,790
Citigroup/Deutsche Bank Commercial Mortgage Trust,			
5.222%, 7/15/44	United States	125,000	132,111
[b]2005-CD1, A4, FRN, 5.222%, 7/15/44	United States	2,000,000	2,187,077
2006-CD3, A5, 5.617%, 10/15/48	United States	2,100,000	2,314,647
Countrywide Home Loans, 2004-J8, 3A3, 5.50%, 12/25/34	United States	204,272	205,273
[b]Discover Card Master Trust,			
2009-A1, A1, FRN, 1.519%, 12/15/14	United States	2,500,000	2,532,064
2009-A2, A, FRN, 1.519%, 2/17/15	United States	2,500,000	2,535,064
[a,b]Gleneagles CLO Ltd., 2005-1A, 144A, FRN, 0.704%, 11/01/17	Cayman Islands	2,000,000	1,690,000
GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	United States	1,615,000	1,230,496
[a,b]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.633%, 7/11/21	Cayman Islands	2,000,000	1,777,740
			27,929,498
Real Estate 0.3%			
[a,b]Credit Suisse Mortgage Capital Certificates, 2006-TF2A, A2, 144A, FRN, 0.389%, 10/15/21	United States	1,269,573	1,228,360
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $48,343,506)			49,759,178
Mortgage-Backed Securities 13.9%			
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.4%			
FHLMC, 2.608%, 12/01/34	United States	32,060	33,601
FHLMC, 2.649%, 6/01/35	United States	1,050,133	1,088,821
FHLMC, 2.892%, 11/01/35	United States	702,046	739,348
FHLMC, 2.966%, 10/01/33	United States	42,610	44,969
			1,906,739
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.7%			
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	1,262,174	1,347,847
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	340,684	369,967
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	1,989,104	2,099,620
			3,817,434
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 10.1%			
FNMA, 1.63%, 5/01/33	United States	14,239	14,477
FNMA, 1.725%, 6/01/34	United States	21,786	22,031

Semiannual Report | 77

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund	Country	Principal Amount*	Value
Mortgage-Backed Securities (continued)			
[b]**Federal National Mortgage Association (FNMA) Adjustable Rate (continued)**			
FNMA, 1.93%, 3/01/33	United States	52,487	$ 53,285
FNMA, 1.968%, 1/01/35	United States	994,509	1,021,583
FNMA, 2.023%, 4/01/34	United States	7,412	7,530
FNMA, 2.036%, 2/01/35	United States	22,722	23,589
FNMA, 2.05%, 8/01/34	United States	83,207	86,686
FNMA, 2.10%, 7/01/34	United States	39,953	41,562
FNMA, 2.125%, 4/01/33	United States	12,772	13,337
FNMA, 2.145%, 4/01/35	United States	21,478	21,576
FNMA, 2.213%, 3/01/35	United States	58,799	61,009
FNMA, 2.29%, 3/01/34	United States	24,916	25,329
FNMA, 2.312%, 1/01/33	United States	11,334	11,867
FNMA, 2.337%, 1/01/35	United States	495,859	517,071
FNMA, 2.411%, 2/01/36	United States	6,433,106	6,707,138
FNMA, 2.425%, 12/01/34	United States	4,463	4,675
FNMA, 2.431%, 11/01/36	United States	132,682	139,365
FNMA, 2.448%, 8/01/34	United States	4,832	4,869
FNMA, 2.481%, 2/01/34	United States	29,477	30,866
FNMA, 2.517%, 3/01/35	United States	1,331,125	1,395,592
FNMA, 2.609%, 11/01/33	United States	1,169,407	1,225,694
FNMA, 2.631%, 11/01/36	United States	6,240,962	6,561,156
FNMA, 2.635%, 4/01/33	United States	92,567	96,905
[f]FNMA, 2.65%, 9/01/35	United States	9,140,825	9,578,169
FNMA, 2.651%, 1/01/35	United States	23,948	25,270
FNMA, 2.661%, 9/01/35	United States	463,402	484,044
FNMA, 2.667%, 9/01/34	United States	471,058	494,600
FNMA, 2.67%, 2/01/36	United States	1,912,282	2,019,137
FNMA, 2.702%, 4/01/36	United States	19,486,585	20,512,973
FNMA, 2.725%, 5/01/34	United States	661,311	693,371
FNMA, 2.851%, 11/01/32	United States	46,511	48,963
FNMA, 4.104%, 8/01/33	United States	95,414	100,941
			52,044,660
Federal National Mortgage Association (FNMA) Fixed Rate 2.7%			
FNMA 15 Year, 4.50%, 5/01/16	United States	5,857,911	6,235,651
FNMA 15 Year, 4.50%, 1/01/24	United States	766,078	809,483
FNMA 15 Year, 5.50%, 6/01/24	United States	5,605,988	6,084,296
FNMA 30 Year, 5.00%, 3/01/38	United States	467,298	493,992
FNMA 30 Year, 9.00%, 12/01/20	United States	133	136
			13,623,558
[b]**Government National Mortgage Association (GNMA) Adjustable Rate 0.0%**[†]			
GNMA, 2.625%, 8/20/26 - 9/20/26	United States	34,720	35,873
GNMA, 3.375%, 4/20/26	United States	23,549	24,548
			60,421
Total Mortgage-Backed Securities (Cost $70,858,671)			71,452,812

78 | Semiannual Report

Semiannual Report | 79

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2011,
the aggregate value of these securities was $49,397,673, representing 9.74% of net assets.
bThe coupon rate shown represents the rate at period end.
cPerpetual security with no stated maturity date.
dSee Note 8 regarding defaulted securities.
eSee Note 1(g) regarding senior floating rate interests.
fA portion or all of the security is purchased on a delayed delivery or to-be-announced (TBA) basis. See Note 1(c).
gThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
hPrincipal amount is stated in 100 Mexican Peso Units.
iPrincipal amount is stated in 1,000 Brazilian Real Units.
jRedemption price at maturity is adjusted for inflation. See Note 1(i).
kThe security is traded on a discount basis with no stated coupon rate.
lSecurity or a portion of the security has been segregated as collateral for open swap contracts and open future contracts. At April 30, 2011, the value of this security amounted to
$1,003,791, representing 0.20% of net assets.
mNon-income producing.
nSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At April 30, 2011, the fund had the following financial futures contracts outstanding. See Note 1(d).

80 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	JPHQ	Buy	60,155,900	$1,330,000	5/04/11	$ 27,934	$ —
Indian Rupee	DBAB	Buy	1,843,000	38,784	6/01/11	2,584	—
Indian Rupee	HSBC	Buy	2,130,000	44,252	6/03/11	3,536	—
Indian Rupee	DBAB	Buy	1,358,000	28,093	6/07/11	2,349	—
Euro	DBAB	Sell	1,680,000	2,029,020	6/08/11	—	(457,090)
Indian Rupee	HSBC	Buy	362,000	7,600	6/08/11	513	—
Indian Rupee	DBAB	Buy	368,000	7,656	6/10/11	588	—
Indian Rupee	HSBC	Buy	910,000	18,934	6/13/11	1,438	—
Indian Rupee	DBAB	Buy	920,000	19,299	6/16/11	1,283	—
Indian Rupee	DBAB	Buy	838,000	17,601	6/20/11	1,130	—
Indonesian Rupiah	JPHQ	Buy	5,835,300,000	617,361	6/30/11	56,269	—
Euro	DBAB	Sell	163,358	205,765	7/07/11	—	(35,775)
Euro	DBAB	Sell	1,970,000	2,600,400	8/11/11	—	(309,159)
Euro	MSCO	Sell	180,000	230,452	8/15/11	—	(35,359)
Euro	DBAB	Sell	231,000	296,241	8/16/11	—	(44,871)
Euro	DBAB	Sell	59,600	76,329	8/18/11	—	(11,675)
Euro	DBAB	Sell	298,775	383,439	8/23/11	—	(57,648)
Euro	BZWS	Sell	2,400	3,037	8/25/11	—	(506)
Euro	MSCO	Sell	121,183	153,395	8/26/11	—	(25,492)
Euro	UBSW	Sell	15,642	19,794	8/26/11	—	(3,296)
Euro	JPHQ	Sell	23,000	29,065	8/29/11	—	(4,883)
Euro	JPHQ	Sell	6,904	8,716	8/29/11	—	(1,474)
Malaysian Ringgit	JPHQ	Buy	90,000	28,182	8/29/11	1,925	—
Euro	DBAB	Sell	2,910,000	3,704,168	8/30/11	—	(590,880)
Philippine Peso	JPHQ	Buy	94,860,000	2,040,000	9/01/11	161,403	—
British Pound	DBAB	Sell	53,750	85,076	10/03/11	—	(4,497)
Philippine Peso	DBAB	Buy	2,962,000	65,828	10/04/11	2,790	—
Philippine Peso	HSBC	Buy	2,376,000	52,723	10/04/11	2,320	—
Euro	DBAB	Sell	1,355,000	1,853,145	10/05/11	—	(144,292)
Philippine Peso	DBAB	Buy	3,542,000	79,093	10/05/11	2,957	—
Philippine Peso	HSBC	Buy	3,543,000	79,159	10/05/11	2,914	—
Philippine Peso	JPHQ	Buy	936,000	20,910	10/06/11	771	—
Indian Rupee	DBAB	Buy	37,626,250	810,387	10/07/11	12,345	—
Philippine Peso	DBAB	Buy	2,908,000	65,369	10/07/11	1,987	—
Philippine Peso	CITI	Buy	1,164,000	26,318	10/11/11	637	—
Philippine Peso	DBAB	Buy	2,327,000	52,553	10/11/11	1,334	—
Philippine Peso	HSBC	Buy	2,331,000	52,560	10/11/11	1,419	—
Philippine Peso	JPHQ	Buy	1,160,000	26,186	10/11/11	677	—
Philippine Peso	DBAB	Buy	693,000	15,726	10/12/11	321	—
Philippine Peso	HSBC	Buy	1,155,000	26,016	10/13/11	727	—
Philippine Peso	JPHQ	Buy	2,582,000	58,265	10/13/11	1,521	—
Euro	HSBC	Sell	6,000	8,341	10/17/11	—	(500)
Japanese Yen	DBAB	Sell	59,567,300	736,035	10/28/11	761	—

Semiannual Report | 81

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Low Duration Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	1,051,000	$1,440,711	10/31/11	$ —	$ (107,174)
Euro	DBAB	Sell	331,000	463,135	11/09/11	—	(24,186)
Japanese Yen	BZWS	Sell	55,436,000	685,834	11/10/11	1,436	—
Japanese Yen	UBSW	Sell	172,318,944	2,092,773	11/17/11	—	(34,832)
Euro	DBAB	Sell	332,718	444,428	11/28/11	—	(45,069)
Euro	BZWS	Sell	147,003	190,221	1/11/12	—	(25,689)
Euro	UBSW	Sell	373,000	482,821	1/11/12	—	(65,025)
Euro	BZWS	Sell	227,000	293,511	1/13/12	—	(39,871)
Philippine Peso	JPHQ	Buy	5,053,000	114,776	1/13/12	1,701	—
Philippine Peso	HSBC	Buy	810,000	18,416	1/17/12	252	—
Euro	DBAB	Sell	47,000	62,313	1/18/12	—	(6,700)
Euro	CITI	Sell	352,000	475,950	1/27/12	—	(40,736)
Indian Rupee	JPHQ	Buy	54,488,600	1,130,000	1/31/12	35,338	—
Chilean Peso	MSCO	Buy	1,072,076,000	2,150,000	2/02/12	101,267	—
Japanese Yen	DBAB	Sell	120,543,920	1,477,254	2/02/12	—	(12,691)
Chilean Peso	BZWS	Buy	315,400,000	640,016	2/13/12	21,431	—
Malaysian Ringgit	DBAB	Buy	462,000	149,515	2/17/12	3,140	—
Euro	DBAB	Sell	2,964,079	4,081,833	3/12/12	—	(261,302)
Singapore Dollar	DBAB	Buy	429,000	336,294	3/19/12	14,432	—
Singapore Dollar	HSBC	Buy	490,000	384,025	3/19/12	16,571	—
Singapore Dollar	JPHQ	Buy	614,000	480,100	3/19/12	21,871	—
Chilean Peso	JPHQ	Buy	191,826,250	385,000	3/21/12	15,531	—
Singapore Dollar	DBAB	Buy	461,900	360,325	3/21/12	17,298	—
Singapore Dollar	HSBC	Buy	369,000	288,180	3/21/12	13,493	—
Euro	DBAB	Sell	2,524,505	3,518,402	3/29/12	—	(178,171)
Euro	DBAB	Sell	1,858,919	2,595,014	3/30/12	—	(126,851)
Indian Rupee	DBAB	Buy	1,355,000	28,922	4/11/12	—	(301)
Indian Rupee	DBAB	Buy	2,905,000	62,232	4/13/12	—	(894)
Chilean Peso	MSCO	Buy	33,100,000	67,242	4/16/12	1,658	—
Indian Rupee	JPHQ	Buy	1,951,000	41,688	4/16/12	—	(514)
Indian Rupee	JPHQ	Buy	1,915,000	40,675	4/18/12	—	(276)
Indian Rupee	DBAB	Buy	673,000	14,249	4/19/12	—	(54)
Indian Rupee	JPHQ	Buy	957,000	20,310	4/19/12	—	(124)
Chilean Peso	MSCO	Buy	29,660,000	59,919	4/20/12	1,791	—
Indian Rupee	DBAB	Buy	1,361,000	28,902	4/26/12	—	(230)
Chilean Peso	JPHQ	Buy	29,522,000	59,870	4/27/12	1,503	—
Indian Rupee	JPHQ	Buy	1,157,000	24,539	4/27/12	—	(168)
Chilean Peso	CITI	Buy	47,586,000	97,813	4/30/12	1,077	—
Indian Rupee	JPHQ	Buy	964,000	20,467	4/30/12	—	(172)
British Pound	DBAB	Sell	53,750	84,710	10/01/12	—	(4,184)
British Pound	DBAB	Sell	53,750	84,226	10/01/13	—	(3,980)
British Pound	DBAB	Sell	1,053,750	1,642,796	10/01/14	—	(73,164)
Unrealized appreciation (depreciation)						564,223	(2,779,755)
Net unrealized appreciation (depreciation)							$(2,215,532)

82 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) (continued)

Franklin Low Duration Total Return Fund

At April 30, 2011, the fund had the following credit default swaps contracts outstanding. See Note 1(d).

Semiannual Report | 83

aPositions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund.

The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy for traded index swaps.

See Abbreviations on page 143.

84 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(f) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 85

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(f) regarding mortgage dollar rolls.

86 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(f) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 87

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(f) regarding mortgage dollar rolls.

88 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bEffective September 1, 2008, the redemption fee was eliminated.
cAmount rounds to less than $0.001 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gSee Note 1(f) regarding mortgage dollar rolls.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 89

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited)

Franklin Total Return Fund	Country/Organization	Shares	Value
Common Stocks 0.1%			
Commercial & Professional Services 0.0%[†]			
[a,b] EnviroSolutions Holdings Inc.	United States	4,977	$ 413,091
Consumer Durables & Apparel 0.0%			
[a,b] Comfort Co. Inc.	United States	716	—
Consumer Services 0.1%			
[b,c,d] Turtle Bay Resort	United States	1,550,567	2,015,738
Media 0.0%[†]			
[a] Charter Communications Inc., A	United States	1,331	78,449
[a,d] Dex One Corp.	United States	24,301	102,064
[a] MGM Holdings Inc., A	United States	28,619	649,889
			830,402
Total Common Stocks (Cost $3,666,986)			3,259,231
Convertible Preferred Stocks (Cost $999,614) 0.0%[†]			
Automobiles & Components 0.0%[†]			
[a] Motors Liquidation Co., 6.25%, cvt. pfd., C	United States	43,500	279,487
Preferred Stocks 0.1%			
Diversified Financials 0.1%			
Citigroup Capital XIII, 8.75%, pfd.	United States	93,000	2,581,680
GMAC Capital Trust I, 8.125%, pfd.	United States	30,800	799,568
Total Preferred Stocks (Cost $3,095,000)			3,381,248
		Principal Amount*	
Convertible Bonds 0.2%			
Materials 0.1%			
[e] Cemex SAB de CV, cvt., sub. note, 144A,			
3.25%, 3/15/16	Mexico	2,500,000	2,521,250
3.75%, 3/15/18	Mexico	2,500,000	2,531,250
			5,052,500
Software & Services 0.1%			
[e] VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%, 6/15/12	United States	2,100,000	2,819,250
Total Convertible Bonds (Cost $7,089,702)			7,871,750
Corporate Bonds 29.8%			
Automobiles & Components 0.2%			
Ford Motor Credit Co. LLC, senior note,			
5.00%, 5/15/18	United States	1,500,000	1,503,896
8.125%, 1/15/20	United States	1,000,000	1,190,472
5.75%, 2/01/21	United States	1,000,000	1,024,439
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	2,500,000	2,790,625
			6,509,432

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Banks 2.6%			
Barclays Bank PLC, senior note, 5.125%, 1/08/20	United Kingdom	8,000,000	$ 8,247,960
BB&T Corp., senior note, 6.85%, 4/30/19	United States	6,800,000	8,024,775
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	United States	4,000,000	4,042,500
Discover Bank, sub. note, 8.70%, 11/18/19	United States	4,000,000	4,929,572
[f] Fifth Third Capital Trust IV, junior sub. note, FRN, 6.50%, 4/15/67	United States	3,000,000	2,962,500
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	United Kingdom	3,000,000	3,136,341
[g] HSBK (Europe) BV, Reg S, 7.25%, 5/03/17	Kazakhstan	3,850,000	3,985,936
[e] Lloyds TSB Bank PLC, senior note, 144A, 5.80%, 1/13/20	United Kingdom	8,800,000	9,057,532
MGIC Investment Corp., senior note, 5.625%, 9/15/11	United States	5,250,000	5,276,250
PNC Funding Corp., senior note, 5.125%, 2/08/20	United States	7,000,000	7,499,240
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	4,500,000	4,920,048
Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19	United Kingdom	7,000,000	7,416,185
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	6,000,000	5,982,126
[f,h] Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	4,000,000	3,710,200
Wells Fargo & Co., senior note, 3.625%, 4/15/15	United States	1,000,000	1,049,931
[h] Wells Fargo Capital XIII, pfd., 7.70% to 3/26/13, FRN thereafter, Perpetual	United States	2,000,000	2,081,000
[h] Wells Fargo Capital XV, pfd., 9.75% to 9/26/13, FRN thereafter, Perpetual	United States	5,500,000	6,084,375
Wells Fargo Financial Inc., senior note, 5.50%, 8/01/12	United States	850,000	898,998
			89,305,469
Capital Goods 0.2%			
[e] Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	3,000,000	3,060,000
Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%, 4/15/14	United States	3,900,000	4,699,278
			7,759,278
Commercial & Professional Services 0.1%			
[i] Diversey Holdings Inc., senior note, PIK, 10.50%, 5/15/20	United States	1,700,000	1,989,000
Consumer Durables & Apparel 0.5%			
Centex Corp., senior note, 5.45%, 8/15/12	United States	6,500,000	6,678,750
Meritage Homes Corp., senior note, 6.25%, 3/15/15	United States	5,000,000	5,012,500
Toll Brothers Finance Corp., senior note, 4.95%, 3/15/14	United States	3,910,000	4,107,897
			15,799,147
Consumer Services 1.7%			
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	4,000,000	4,580,000
[e,f] Hilton Worldwide Inc., senior bond, 144A, FRN, 4.813%, 11/15/13	United States	20,000,000	19,600,000

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Consumer Services (continued)			
MGM Resorts International, senior note, 6.625%, 7/15/15	United States	3,500,000	$ 3,390,625
[e]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,500,000	1,057,500
Starwood Hotels & Resorts Worldwide Inc., senior note, 6.25%, 2/15/13	United States	3,682,000	3,948,945
[i]Station Casinos Inc., senior note, 7.75%, 8/15/16	United States	1,000,000	100
Visant Corp., senior note, 10.00%, 10/01/17	United States	2,800,000	3,038,000
Wendy's International Inc., senior note, 6.20%, 6/15/14	United States	18,401,000	19,551,063
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000	3,220,713
			58,386,946
Diversified Financials 8.7%			
[e]Ally Financial Inc., 144A, 6.25%, 12/01/17	United States	500,000	521,875
American Express Centurion, senior note, 5.95%, 6/12/17	United States	800,000	901,662
American Express Co., senior note, 7.00%, 3/19/18	United States	4,300,000	5,104,642
American Express Credit Corp., senior note, 5.375%, 10/01/14	United States	4,400,000 GBP	7,801,765
Bank of America Corp.,			
4.50%, 4/01/15	United States	8,000,000	8,426,720
[h]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual,	United States	3,500,000	3,790,430
The Bear Stearns Cos. LLC, senior note, B, 6.95%, 8/10/12	United States	1,100,000	1,183,414
Capital One Bank USA NA, sub. note, 8.80%, 7/15/19	United States	5,000,000	6,417,260
Capital One Capital VI, pfd., junior sub. bond, 8.875%, 5/15/40	United States	9,600,000	10,212,000
[e]Citadel Finance Ltd., senior bond, 144A, 6.25%, 12/15/11	United States	18,500,000	18,900,136
Citigroup Inc.,			
senior note, 6.50%, 8/19/13	United States	250,000	274,878
senior note, 5.50%, 10/15/14	United States	5,000,000	5,456,145
senior note, 8.125%, 7/15/39	United States	4,400,000	5,688,923
sub. note, 5.00%, 9/15/14	United States	4,000,000	4,238,872
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000	789,131
Credit Suisse of New York, senior note, 4.375%, 8/05/20	Switzerland	4,000,000	4,004,240
Deutsche Bank AG, 4.875%, 5/20/13	Germany	6,100,000	6,502,386
Export-Import Bank of Korea, senior note, 8.125%, 1/21/14	South Korea	3,700,000	4,257,024
General Electric Capital Corp., senior note,			
5.625%, 5/01/18	United States	500,000	548,857
6.00%, 8/07/19	United States	8,000,000	8,928,448
A, 8.50%, 4/06/18	United States	245,000,000 MXN	19,537,696
GMAC Inc.,			
senior note, 6.875%, 8/28/12	United States	3,000,000	3,168,750
sub. note, 8.00%, 12/31/18	United States	800,000	876,000

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Diversified Financials (continued)			
The Goldman Sachs Group Inc.,			
senior bond, 5.375%, 3/15/20	United States	10,000,000	$ 10,425,100
sub. note, 6.75%, 10/01/37	United States	2,700,000	2,810,651
[e]HSBC Finance Corp., senior sub. bond, 144A, 6.676%, 1/15/21	United States	7,500,000	7,980,120
International Lease Finance Corp., senior note,			
5.00%, 9/15/12	United States	24,000,000	24,480,000
6.625%, 11/15/13	United States	8,500,000	8,903,750
R, 5.625%, 9/20/13	United States	15,500,000	15,965,000
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	10,000,000 EUR	11,537,921
JPMorgan Chase & Co.,			
6.30%, 4/23/19	United States	7,500,000	8,494,507
[f]FRN, 1.074%, 1/24/14	United States	6,800,000	6,833,334
[h]junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter, Perpetual	United States	6,500,000	7,166,607
senior note, 4.25%, 10/15/20	United States	9,000,000	8,774,325
JPMorgan Chase Bank NA, sub. note, 6.00%, 10/01/17	United States	3,000,000	3,352,614
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	4,000,000	4,085,184
[e]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	5,900,000	6,180,704
Lazard Group, senior note, 6.85%, 6/15/17	United States	4,850,000	5,344,681
Merrill Lynch & Co. Inc., senior note, 6.875%, 4/25/18	United States	12,000,000	13,643,760
Moody's Corp., senior note, 5.50%, 9/01/20	United States	8,000,000	8,256,688
Morgan Stanley, senior note,			
6.00%, 4/28/15	United States	2,140,000	2,363,044
5.50%, 1/26/20	United States	10,000,000	10,260,680
[f]FRN, 2.812%, 5/14/13	United States	4,250,000	4,384,449
			298,774,373
Energy 3.9%			
Anadarko Petroleum Corp., senior note,			
8.70%, 3/15/19	United States	4,100,000	5,151,728
6.45%, 9/15/36	United States	2,260,000	2,338,906
Canadian Natural Resources Ltd., 5.90%, 2/01/18	Canada	5,000,000	5,707,375
[e]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	3,000,000	2,955,000
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	3,300,000	3,572,250
6.125%, 2/15/21	United States	500,000	516,875
[e]CNPC Overseas Capital Ltd., senior note, 144A, 5.95%, 4/28/41	China	5,700,000	5,756,686
Compagnie Generale de Geophysique-Veritas, senior note, 7.50%, 5/15/15	France	121,000	124,328
[e]ENI SpA, senior note, 144A, 4.15%, 10/01/20	Italy	7,700,000	7,430,092
Ensco PLC, senior note, 4.70%, 3/15/21	United Kingdom	7,000,000	7,064,890

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Energy (continued)			
Enterprise Products Operating LLC,			
[f]junior sub. note, FRN, 7.034%, 1/15/68	United States	2,500,000	$ 2,641,020
senior note, 5.20%, 9/01/20	United States	10,000,000	10,570,610
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	2,700,000	2,652,750
[e]Gaz Capital SA, 144A, 6.212%, 11/22/16	Luxembourg	2,800,000	3,055,640
Hess Corp., 7.125%, 3/15/33	United States	500,000	592,933
Kinder Morgan Inc., senior note, 5.15%, 3/01/15	United States	12,000,000	12,600,000
[e]LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Russia	4,100,000	4,330,830
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	Venezuela	23,100,000	22,888,750
[e]Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11	Egypt	87,358	87,278
Plains All American Pipeline LP, senior note, 5.75%, 1/15/20	United States	5,000,000	5,435,980
[e]SandRidge Energy Inc., senior note, 144A, 9.875%, 5/15/16	United States	3,000,000	3,352,500
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000	626,003
Valero Energy Corp., senior note, 9.375%, 3/15/19	United States	9,000,000	11,715,381
Weatherford International Ltd., 7.00%, 3/15/38	United States	3,400,000	3,750,890
[e]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	10,000,000	10,671,000
			135,589,695
Food & Staples Retailing 0.8%			
CVS Caremark Corp., senior note, 5.75%, 6/01/17	United States	1,200,000	1,344,812
The Kroger Co.,			
6.15%, 1/15/20	United States	2,500,000	2,858,790
senior note, 5.00%, 4/15/13	United States	275,000	294,443
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	1,500,000	1,696,875
8.00%, 8/15/20	United States	2,000,000	2,165,000
[e]Sigma Alimentos SA, senior note, 144A, 5.625%, 4/14/18	Mexico	7,200,000	7,236,324
[e]Wm. Wrigley Jr. Co., senior secured note, 144A, 3.05%, 6/28/13	United States	4,600,000	4,696,398
[e]Woolworths Ltd., senior note, 144A, 4.00%, 9/22/20	Australia	7,000,000	6,874,511
			27,167,153
Food, Beverage & Tobacco 1.6%			
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	8,500,000	11,340,071
Anheuser-Busch InBev Worldwide Inc., senior note, 7.75%, 1/15/19	Belgium	10,000,000	12,565,110
Bunge Ltd. Finance Corp.,			
4.10%, 3/15/16	United States	5,000,000	5,129,385
senior note, 5.875%, 5/15/13	United States	2,000,000	2,153,208
senior note, 5.10%, 7/15/15	United States	680,000	723,220

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Food, Beverage & Tobacco (continued)			
[e]Cargill Inc., senior note, 144A, 5.60%, 9/15/12	United States	600,000	$ 636,893
[e]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	United States	900,000	875,250
Corn Products International Inc., senior note, 4.625%, 11/01/20	United States	5,000,000	5,022,880
[e]Dean Foods Co., senior note, 144A, 9.75%, 12/15/18	United States	2,600,000	2,710,500
Kraft Foods Inc., senior note, 5.375%, 2/10/20	United States	9,900,000	10,741,322
Pinnacle Foods Finance LLC, senior note,			
9.25%, 4/01/15	United States	1,500,000	1,575,000
8.25%, 9/01/17	United States	1,000,000	1,062,500
Reynolds American Inc., senior secured note, 7.625%, 6/01/16	United States	1,000,000	1,198,985
			55,734,324
Health Care Equipment & Services 0.6%			
Coventry Health Care Inc., senior note, 6.30%, 8/15/14	United States	4,750,000	5,087,635
HCA Inc., senior note, 6.95%, 5/01/12	United States	4,000,000	4,165,000
McKesson Corp., senior note, 4.75%, 3/01/21	United States	2,500,000	2,588,210
Medco Health Solutions Inc.,			
7.125%, 3/15/18	United States	4,500,000	5,335,150
senior note, 4.125%, 9/15/20	United States	3,500,000	3,417,435
			20,593,430
Insurance 0.9%			
Aflac Inc., senior note, 8.50%, 5/15/19	United States	6,000,000	7,356,522
[f]Lincoln National Corp., junior sub. deb., FRN, 6.05%, 4/20/67	United States	3,800,000	3,809,500
[f]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	4,000,000	4,016,516
[e]Nationwide Mutual Insurance Co., 144A, 8.25%, 12/01/31	United States	1,200,000	1,330,606
Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19	United States	5,700,000	6,265,297
Willis Group Holdings PLC, senior note, 5.75%, 3/15/21	United States	6,700,000	6,880,625
			29,659,066
Materials 1.3%			
[e]Anglo American Capital PLC, senior note, 144A, 9.375%, 4/08/14	United Kingdom	6,500,000	7,861,613
ArcelorMittal, senior note, 5.50%, 3/01/21	Luxembourg	2,900,000	2,929,986
Cliffs Natural Resources Inc., senior note, 4.80%, 10/01/20	United States	3,600,000	3,672,263
The Dow Chemical Co., senior note, 4.85%, 8/15/12	United States	6,000,000	6,281,076
[e]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	2,500,000	2,600,000
[e]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	2,000,000 EUR	3,279,656
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	2,500,000	2,500,000

Semiannual Report | 95

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Materials (continued)			
ᵉReynolds Group Issuer Inc./LLC/SA, senior note, 144A,			
8.50%, 5/15/18	United States	3,000,000	$ 3,105,000
9.00%, 4/15/19	United States	200,000	211,750
RPM International Inc.,			
6.25%, 12/15/13	United States	1,000,000	1,105,937
6.50%, 2/15/18	United States	5,000,000	5,405,680
ᵉRPM U.K. G.P., 144A, 6.70%, 11/01/15	United States	1,000,000	1,094,731
Teck Resources Ltd., senior note, 4.50%, 1/15/21	Canada	5,000,000	5,081,110
			45,128,802
Media 2.0%			
Belo Corp., senior note, 6.75%, 5/30/13	United States	15,450,000	16,531,500
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	1,558,428	1,887,646
CCO Holdings LLC, senior note, 8.125%, 4/30/20	United States	1,000,000	1,117,500
CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 7.25%, 10/30/17	United States	500,000	535,000
ᵉClear Channel Communications Inc., senior note, 144A, 9.00%, 3/01/21	United States	3,000,000	3,067,500
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 4.60%, 2/15/21	United States	9,100,000	9,090,181
EchoStar DBS Corp., senior note,			
7.75%, 5/31/15	United States	500,000	547,500
7.125%, 2/01/16	United States	2,500,000	2,675,000
ᵉMyriad International Holding BV, senior note, 144A, 6.375%, 7/28/17	South Africa	3,000,000	3,220,232
News America Holdings Inc., senior bond, 7.90%, 12/01/95	United States	500,000	573,428
News America Inc.,			
ᵉ144A, 6.15%, 2/15/41	United States	1,800,000	1,842,890
senior deb., 7.25%, 5/18/18	United States	2,000,000	2,425,176
ᵉSeat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	2,000,000 EUR	2,730,908
Time Warner Cable Inc.,			
senior bond, 7.30%, 7/01/38	United States	625,000	720,979
senior note, 6.75%, 7/01/18	United States	8,500,000	9,808,745
Time Warner Inc.,			
7.70%, 5/01/32	United States	550,000	665,942
6.10%, 7/15/40	United States	8,600,000	8,799,658
Viacom Inc., senior note, 3.50%, 4/01/17	United States	2,500,000	2,515,225
ᵉVivendi SA, senior note, 144A, 5.75%, 4/04/13	France	400,000	430,038
			69,185,048
Pharmaceuticals, Biotechnology & Life Sciences 0.2%			
Gilead Sciences Inc., senior note, 4.50%, 4/01/21	United States	7,200,000	7,248,406
GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	United States	25,000	26,960
			7,275,366

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Real Estate 0.9%			
Boston Properties LP, senior note, 5.625%, 11/15/20	United States	4,800,000	$ 5,216,846
[e]Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14	Australia	4,250,000	4,801,387
Digital Realty Trust LP, 5.875%, 2/01/20	United States	6,400,000	6,784,083
ERP Operating LP, 5.75%, 6/15/17	United States	2,000,000	2,244,370
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	1,000,000	985,000
HCP Inc., senior note, 6.70%, 1/30/18	United States	5,000,000	5,668,575
Kimco Realty Corp., senior note, 6.875%, 10/01/19	United States	5,000,000	5,815,080
			31,515,341
Semiconductors & Semiconductor Equipment 0.1%			
[e]Freescale Semiconductor Inc., senior note, 144A, 10.75%, 8/01/20	United States	3,500,000	4,042,500
Software & Services 0.0%[†]			
Electronic Data Systems Corp., senior note, B, 6.00%, 8/01/13	United States	800,000	886,296
Technology Hardware & Equipment 0.1%			
Juniper Networks Inc., senior note, 4.60%, 3/15/21	United States	5,000,000	5,088,985
Telecommunication Services 1.8%			
Cellco Partnership/Verizon Wireless Capital LLC, senior note, 8.50%, 11/15/18	United States	6,300,000	8,192,974
Embarq Corp., senior note, 7.082%, 6/01/16	United States	2,500,000	2,831,620
Frontier Communications Corp., senior note,			
8.25%, 4/15/17	United States	300,000	326,625
8.50%, 4/15/20	United States	2,000,000	2,177,500
8.75%, 4/15/22	United States	900,000	978,750
GTE Corp., senior bond, 6.84%, 4/15/18	United States	750,000	874,946
Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16	Luxembourg	2,000,000	2,135,000
[e]Intelsat Jackson Holding Ltd., senior note, 144A, 7.50%, 4/01/21	Luxembourg	1,000,000	1,020,000
Sprint Capital Corp., senior note, 8.375%, 3/15/12	United States	22,000,000	23,347,500
Telecom Italia Capital SA, senior note,			
4.95%, 9/30/14	Italy	1,500,000	1,579,882
6.999%, 6/04/18	Italy	6,000,000	6,699,006
Time Warner Entertainment Co. LP,			
senior bond, 8.375%, 3/15/23	United States	800,000	1,015,097
senior note, 8.875%, 10/01/12	United States	350,000	386,648
Verizon New York Inc., senior deb.,			
A, 6.875%, 4/01/12	United States	4,700,000	4,960,154
B, 7.375%, 4/01/32	United States	1,000,000	1,148,003
Verizon Virginia Inc., A, 4.625%, 3/15/13	United States	1,000,000	1,057,249
[e,k]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	1,705,627 EUR	3,014,035
			61,744,989

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)			
Transportation 0.5%			
[e] Aviation Capital Group, 144A, 7.125%, 10/15/20	United States	6,000,000	$ 6,246,084
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	229,182	271,704
[e] DP World Ltd., 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000	3,546,135
Hertz Corp., senior note, 7.625%, 6/01/12	United States	2,950,000	3,097,500
Union Pacific Corp., senior note, 5.75%, 11/15/17	United States	1,350,000	1,543,030
Union Pacific Railroad Co. 1998 Pass Trust, 98-B, 6.85%, 1/02/19	United States	754,143	853,322
Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%, 1/02/29	United States	265,950	285,682
			15,843,457
Utilities 1.1%			
CenterPoint Energy Inc., senior note,			
6.85%, 6/01/15	United States	1,000,000	1,150,549
6.125%, 11/01/17	United States	1,400,000	1,580,979
6.50%, 5/01/18	United States	7,000,000	7,938,147
Dominion Resources Inc., 6.40%, 6/15/18	United States	3,650,000	4,233,314
DPL Inc., senior note, 6.875%, 9/01/11	United States	500,000	509,794
Duke Energy Corp., senior note,			
5.65%, 6/15/13	United States	525,000	572,020
6.25%, 6/15/18	United States	1,800,000	2,064,942
[e] Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,437,905
Georgia Power Co., senior note, 5.40%, 6/01/40	United States	5,750,000	5,808,041
MidAmerican Energy Co., senior note, 5.95%, 7/15/17	United States	2,200,000	2,530,200
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	364,844	379,528
[e] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A,			
11.50%, 10/01/20	United States	1,500,000	1,548,750
15.00%, 4/01/21	United States	1,550,000	1,379,500
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	1,500,000	975,000
			36,108,669
Total Corporate Bonds (Cost $953,942,001)			1,024,086,766
[f,l] **Senior Floating Rate Interests 4.2%**			
Capital Goods 0.4%			
[m] Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	2,019,047	2,039,862
RBS Global Inc. (Rexnord),			
Incremental Tranche B-2, 2.50%, 7/22/13	United States	581,648	578,983
Tranche B-1 Term B Loan, 2.75% - 2.813%, 7/22/13	United States	5,523,246	5,523,246
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	Netherlands	2,049,284	2,071,303
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	United States	3,593,584	3,637,652
			13,851,046

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
[f,j] **Senior Floating Rate Interests (continued)**			
Commercial & Professional Services 0.3%			
ARAMARK Corp.,			
Extended Synthetic L/C, 3.344%, 7/26/16	United States	160,647	$ 161,106
Synthetic L/C, 1.969%, 1/26/14	United States	89,844	89,357
Term Loan B, 2.182%, 1/26/14	United States	1,115,270	1,109,229
Term Loan B Extended, 3.557%, 7/26/16	United States	2,442,750	2,449,729
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	United States	304,700	314,911
Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	United States	3,034,818	3,051,889
[b] EnviroSolutions Real Property Holdings Inc., Second Lien Term Loan, 8.50%, 7/29/14	United States	423,076	420,212
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	United States	1,983,189	1,999,141
			9,595,574
Consumer Durables & Apparel 0.0%[†]			
[m] Jarden Corp., Tranche B Term Loan, 3.242% - 5.25%, 3/31/18	United States	1,530,917	1,548,906
[b,k] Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	United States	83,833	87,221
			1,636,127
Consumer Services 0.6%			
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	1,079,400	1,090,675
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	7,080,333	7,085,367
DineEquity Inc., Term B-1 Loan, 4.25%, 10/19/17	United States	1,623,692	1,645,148
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	United States	108,200	106,469
[d,k] Turtle Bay Holdings LLC,			
Term Loan A, PIK, 10.25%, 3/01/13	United States	1,585,579	1,557,831
Term Loan B, PIK, 3.00%, 2/09/15	United States	3,233,113	2,748,146
Visant Corp., Term Loan B, 5.25%, 12/22/16	United States	7,989,342	8,038,237
			22,271,873
Diversified Financials 0.2%			
[m] Moneygram Payment Systems Worldwide Inc., Term Loan, 5.50%, 11/18/17	United States	402,300	406,826
MSCI Inc., Term Loan, 3.75%, 6/01/16	United States	1,670,982	1,689,259
Trans Union LLC, Term Loan, 4.75%, 2/10/18	United States	3,316,145	3,346,404
			5,442,489
Food & Staples Retailing 0.2%			
SUPERVALU Inc., Term Loan B-2, 3.461%, 10/05/15	United States	7,110,016	7,127,776
Food, Beverage & Tobacco 0.2%			
Dean Foods Co., 2016 Tranche B Term Loan, 3.56%, 4/02/16	United States	1,803,331	1,788,195
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	3,633,200	3,653,343
Michael Foods Group Inc., Term Loan B, 4.25%, 2/25/18	United States	1,278,571	1,291,197
			6,732,735

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
[f,l] **Senior Floating Rate Interests (continued)**			
Health Care Equipment & Services 0.7%			
Bausch & Lomb Inc.,			
Delayed Draw Term Loan, 3.461%, 4/28/15	United States	1,235,381	$ 1,238,006
Parent Term Loan, 3.461% - 3.557%, 4/28/15	United States	5,081,584	5,092,383
Carestream Health Inc., Term Loan B, 5.00%, 2/25/17	United States	47,138	44,245
Community Health Systems Inc., Extended Term Loan, 3.811%, 1/25/17	United States	7,361,876	7,257,580
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	3,992,784	4,035,175
[k] IASIS Healthcare Corp., HoldCo Term Loan, PIK, 5.461%, 6/15/14	United States	97,573	97,147
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	United States	7,355,782	7,405,205
			25,169,741
Materials 0.6%			
[m] American Rock Salt Co. LLC, Initial Term Loan, 6.50%, 4/25/17	United States	1,345,828	1,359,287
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	United States	678,200	690,069
Consolidated Container Co. LLC, Second Lien Term Loan, 5.688%, 9/28/14	United States	193,370	175,483
Georgia-Pacific LLC, Term Loan C, 3.557% - 3.56%, 12/23/14	United States	2,570,929	2,586,105
Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14	United States	1,174,138	1,186,797
Nalco Co.,			
Term Loan B-1, 4.50%, 10/05/17	United States	5,226,873	5,281,321
Term Loan C-1, 1.986% - 1.994%, 5/13/16	United States	238,234	238,308
Reynolds Group Holdings Inc, U.S. Term Loan, 4.25%, 2/09/18	United States	1,629,770	1,640,975
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	United States	5,107,107	5,164,562
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	1,957,819	1,977,276
			20,300,183
Media 0.3%			
Clear Channel Communications Inc., Term Loan B, 3.861%, 1/29/16	United States	795,875	710,484
CSC Holdings Inc. (Cablevision),			
Incremental Term Loan B-2, 2.059%, 3/29/16	United States	997,684	1,002,302
Incremental Term Loan B-3, 2.059%, 3/29/16	United States	1,701,407	1,707,665
[m] Hubbard Radio LLC, Second Lien Term Loan, 9.50%, 4/29/18	United States	45,616	46,985
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	2,838,357	2,241,711
Summit Entertainment LLC, Term Loan, 7.50% - 8.25%, 9/07/16	United States	932,750	926,920
[m] TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	767,105	775,975

100 | Semiannual Report

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
[f,i] **Senior Floating Rate Interests (continued)**			
Media (continued)			
Univision Communications Inc., Extended First Lien Term Loan, 4.461%, 3/31/17	United States	715,002	$ 700,568
UPC Financing Partnership, Term Loan T, 3.744%, 12/31/16	Netherlands	950,272	954,133
			9,066,743
Pharmaceuticals, Biotechnology & Life Sciences 0.1%			
[m] Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	778,304	785,600
[m] Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	1,556,608	1,571,201
[m] WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	1,070,168	1,080,201
			3,437,002
Retailing 0.1%			
[m] Dollar General Corp., Tranche B-1 Term Loan, 2.961% - 3.023%, 7/07/14	United States	2,144,154	2,146,159
Software & Services 0.2%			
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Netherlands	1,017,845	999,565
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	1,998,199	2,015,683
First Data Corp.,			
Term Loan B-1, 2.963%, 9/24/14	United States	635,970	605,149
Term Loan B-2, 2.963%, 9/24/14	United States	7,867	7,485
Term Loan B-3, 2.963%, 9/24/14	United States	7,867	7,485
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.877% - 3.937%, 2/28/16	United States	2,134,055	2,147,384
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	276,000	281,520
			6,064,271
Telecommunication Services 0.2%			
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	6,591,096	6,664,732
Transportation 0.1%			
Hertz Corp.,			
Credit Linked Deposit, 3.75%, 3/11/18	United States	1,427,200	1,424,227
Tranche B Term Loan, 3.75%, 3/11/18	United States	3,210,000	3,242,993
			4,667,220
Total Senior Floating Rate Interests (Cost $142,354,892)			144,173,671
Foreign Government and Agency Securities 13.4%			
European Investment Bank, senior note, 4.50%, 5/15/13	Supranational[n]	2,700,000 NOK	527,529
[f,o] Government of Argentina, senior bond, FRN, 0.467%, 8/03/12	Argentina	2,225,000	540,119
Government of Australia, 123, 5.75%, 4/15/12	Australia	21,290,000 AUD	23,543,236

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Foreign Government and Agency Securities (continued)			
gGovernment of Ghana, Reg S, 8.50%, 10/04/17	Ghana	300,000	$ 338,232
Government of Hungary,			
6.75%, 7/28/14	Hungary	1,400,000 EUR	2,190,156
senior note, 3.50%, 7/18/16	Hungary	115,000 EUR	156,228
senior note, 4.375%, 7/04/17	Hungary	215,000 EUR	297,341
senior note, 5.75%, 6/11/18	Hungary	695,000 EUR	1,026,744
senior note, 6.25%, 1/29/20	Hungary	2,310,000	2,423,652
senior note, 3.875%, 2/24/20	Hungary	285,000 EUR	364,650
Government of Indonesia,			
FR19, 14.25%, 6/15/13	Indonesia	7,995,000,000 IDR	1,078,030
gsenior bond, Reg S, 7.75%, 1/17/38	Indonesia	1,590,000	1,943,377
esenior note, 144A, 11.625%, 3/04/19	Indonesia	1,540,000	2,245,512
gGovernment of Iraq, Reg S, 5.80%, 1/15/28	Iraq	260,000	238,445
Government of Ireland, 4.60%, 4/18/16	Ireland	10,000,000 EUR	11,087,397
eGovernment of Lithuania, 144A,			
6.75%, 1/15/15	Lithuania	3,720,000	4,105,708
7.375%, 2/11/20	Lithuania	4,670,000	5,325,901
Government of Malaysia, senior bond,			
3.833%, 9/28/11	Malaysia	96,350,000 MYR	32,722,476
2.711%, 2/14/12	Malaysia	690,000 MYR	233,065
3.718%, 6/15/12	Malaysia	8,115,000 MYR	2,765,315
2.509%, 8/27/12	Malaysia	10,905,000 MYR	3,661,282
Government of Mexico,			
M, 9.00%, 6/20/13	Mexico	207,800p MXN	1,930,201
M 20, 10.00%, 12/05/24	Mexico	400,000p MXN	4,231,995
MI10, 8.00%, 12/19/13	Mexico	624,500p MXN	5,722,561
Government of Norway, 6.50%, 5/15/13	Norway	35,500,000 NOK	7,297,373
Government of Peru, 7.84%, 8/12/20	Peru	4,279,000 PEN	1,593,222
Government of Poland,			
4.75%, 4/25/12	Poland	37,230,000 PLN	14,042,746
5.00%, 10/24/13	Poland	4,665,000 PLN	1,751,897
5.75%, 4/25/14	Poland	69,430,000 PLN	26,504,096
senior note, 6.375%, 7/15/19	Poland	4,500,000	5,016,982
Government of Russia,			
e144A, 7.50%, 3/31/30	Russia	4,884,655	5,702,713
gsenior bond, Reg S, 7.50%, 3/31/30	Russia	8,061,800	9,411,950
Government of South Africa,			
6.875%, 5/27/19	South Africa	2,680,000	3,120,190
senior note, 6.50%, 6/02/14	South Africa	195,000	217,425
senior note, 5.875%, 5/30/22	South Africa	3,115,000	3,364,376
Government of Sri Lanka,			
A, 12.00%, 7/15/11	Sri Lanka	17,450,000 LKR	160,337
A, 6.90%, 8/01/12	Sri Lanka	2,200,000 LKR	19,883
A, 8.50%, 1/15/13	Sri Lanka	61,500,000 LKR	567,975
A, 13.50%, 2/01/13	Sri Lanka	71,700,000 LKR	713,599
A, 7.00%, 3/01/14	Sri Lanka	8,480,000 LKR	74,493
A, 11.25%, 7/15/14	Sri Lanka	212,700,000 LKR	2,083,039
A, 11.75%, 3/15/15	Sri Lanka	1,400,000 LKR	13,806
A, 6.50%, 7/15/15	Sri Lanka	18,050,000 LKR	149,461

102 | Semiannual Report

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*		Value
Foreign Government and Agency Securities (continued)				
Government of Sri Lanka, (continued)				
A, 11.00%, 8/01/15	Sri Lanka	241,800,000	LKR	$ 2,340,637
B, 6.60%, 6/01/14	Sri Lanka	8,600,000	LKR	74,345
Government of Sweden, 5.50%, 10/08/12	Sweden	257,210,000	SEK	44,491,794
Government of the Hellenic Republic, 4.50%, 5/20/14 . . .	Greece	16,000,000	EUR	14,602,493
Government of the Philippines, senior bond,				
5.75%, 2/21/12	Philippines	26,900,000	PHP	644,705
5.25%, 1/07/13	Philippines	46,840,000	PHP	1,117,702
8.75%, 3/03/13	Philippines	85,200,000	PHP	2,153,574
R3-7, 5.25%, 9/24/12	Philippines	5,440,000	PHP	130,810
•Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	Ukraine	2,370,000		2,480,975
Government of Venezuela, 10.75%, 9/19/13	Venezuela	715,000		733,232
•Government of Vietnam, 144A,				
6.875%, 1/15/16	Vietnam	150,000		162,094
6.75%, 1/29/20	Vietnam	5,120,000		5,376,000
Korea Treasury Bond,				
4.75%, 12/10/11	South Korea	1,087,790,000	KRW	1,026,798
5.25%, 9/10/12	South Korea	1,800,000,000	KRW	1,721,314
5.25%, 3/10/13	South Korea	168,330,000	KRW	161,342
senior bond, 5.50%, 6/10/11	South Korea	1,734,150,000	KRW	1,626,984
senior bond, 4.00%, 6/10/12	South Korea	77,720,010,000	KRW	73,092,864
senior bond, 4.25%, 12/10/12	South Korea	20,600,000,000	KRW	19,452,947
New South Wales Treasury Corp.,				
6.00%, 5/01/12	Australia	27,370,000	AUD	30,315,828
5.50%, 8/01/13	Australia	930,000	AUD	1,026,742
Nota Do Tesouro Nacional,				
10.00%, 1/01/12	Brazil	22,500[q]	BRL	14,075,619
10.00%, 1/01/13	Brazil	23,250[q]	BRL	14,180,912
[r]Index Linked, 6.00%, 5/15/15	Brazil	840[q]	BRL	1,060,540
•Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn., 5/31/18	Peru	1,089,295		863,836
Queensland Treasury Corp.,				
6.00%, 8/14/13	Australia	7,410,000	AUD	8,283,449
senior note, 6.00%, 8/21/13	Australia	1,680,000	AUD	1,870,710
United Kingdom Treasury Bond, 5.00%, 3/07/12	United Kingdom	12,106,000	GBP	20,951,164
Western Australia Treasury Corp.,				
5.50%, 7/17/12	Australia	3,150,000	AUD	3,473,721
8.00%, 6/15/13	Australia	1,970,000	AUD	2,283,729
Total Foreign Government and Agency Securities (Cost $410,799,613)				460,281,575
U.S. Government and Agency Securities 19.3%				
Morgan Stanley, senior note, FDIC Guaranteed, 1.95%, 6/20/12	United States	500,000		508,698
U.S. Treasury Bond,				
3.875%, 2/15/13	United States	30,000,000		31,822,260
2.75%, 2/15/19	United States	47,000,000		46,610,793
6.50%, 11/15/26	United States	13,000,000		16,869,528

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Statement of Investments, April 30, 2011 (unaudited) (continued)

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)			
Banks (continued)			
Greenwich Capital Commercial Funding Corp., 2005-GG5, B, 5.358%, 4/10/37	United States	7,875,000	$ 6,823,442
[f]GS Mortgage Securities Corp. II,			
1997-GL, X2, IO, FRN, 0.29%, 7/13/30	United States	33,318	247
2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	9,807,000	10,696,894
[f]Homebanc Mortgage Trust, 2005-4, A1, FRN, 0.483%, 10/25/35	United States	4,647,143	3,510,143
JPMorgan Chase Commercial Mortgage Securities Corp.,			
2005-LDP2, AM, 4.78%, 7/15/42	United States	2,470,000	2,590,561
[f]2006-CB14, AM, FRN, 5.446%, 12/12/44	United States	8,000,000	8,303,143
[f]2006-CB14, B, FRN, 5.536%, 12/12/44	United States	8,000,000	5,423,679
2006-CB17, AM, 5.464%, 12/12/43	United States	9,290,000	9,658,227
[e,f]2007-FL1A, A1, 144A, FRN, 0.594%, 7/15/19	United States	17,414,488	16,324,719
Wachovia Bank Commercial Mortgage Trust,			
5.738%, 5/15/16	United States	6,683,000	6,049,838
[e,f]2007-WHL8, A1, 144A, FRN, 0.299%, 6/15/20	United States	16,271,373	15,264,582
Wells Fargo Mortgage Backed Securities Trust,			
[f]2004-W, A9, FRN, 2.762%, 11/25/34	United States	4,971,370	4,938,410
2007-3, 3A1, 5.50%, 4/25/37	United States	5,000,129	5,215,562
[b]Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	25,299	25,299
			190,606,698
Diversified Financials 4.9%			
[f]AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 0.853%, 12/22/27	United States	135,396	103,932
[f]Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN, 1.488%, 1/25/32	United States	220,454	88,792
[e,f]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.312%, 11/25/20	Cayman Islands	1,090,000	953,657
[e,f]Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.304%, 8/01/16	Cayman Islands	4,363,265	4,227,088
[f]Bank of America Credit Card Trust, 2006-A6, FRN, 0.249%, 11/15/13	United States	12,954,000	12,952,319
[f]Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.093%, 11/25/34	United States	2,981,891	2,231,425
Capital One Multi-Asset Execution Trust, 2009-A2, A2, 3.20%, 4/15/14	United States	26,700,000	26,798,077
[e,f]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.65%, 3/11/21	Cayman Islands	1,006,000	835,096
[f]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.713%, 2/25/35	United States	1,432,808	1,241,559
[f]Chase Issuance Trust,			
2007-A9, A9, FRN, 0.249%, 6/16/14	United States	16,450,000	16,430,826
2009-A2, A2, FRN, 1.769%, 4/15/14	United States	30,000,000	30,407,901
Citigroup/Deutsche Bank Commercial Mortgage Trust,			
5.222%, 7/15/44	United States	1,775,000	1,875,977
[f]2005-CD1, E, FRN, 5.222%, 7/15/44	United States	4,500,000	2,948,133
2006-CD3, A5, 5.617%, 10/15/48	United States	3,040,000	3,350,727
2006-CD3, AJ, 5.688%, 10/15/48	United States	8,660,000	8,071,321

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Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)			
Diversified Financials (continued)			
[e,f]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.278%, 10/15/21	Cayman Islands	690,000	$ 600,055
[e,f]Commercial Industrial Finance Corp., 2007-3A, A1J, 144A, FRN, 0.674%, 7/26/21	Cayman Islands	1,420,000	1,169,739
Countrywide Home Loans, 2004-J8, 3A3, 5.50%, 12/25/34	United States	2,031,701	2,041,662
[f]Discover Card Master Trust, 2009-A2, A, FRN, 1.519%, 2/17/15	United States	9,790,000	9,927,312
[e,f]DLJ Mortgage Acceptance Corp., 1997-CF1, S, 144A, IO, FRN, 0.803%, 5/15/30	United States	6,369	—
[f]First Franklin Mortgage Loan Asset-Backed Certificates, 2004-FF11, 1A2, FRN, 0.563%, 1/25/35	United States	760,091	712,372
[e]Gale Force CLO Ltd., 2005-1A, B1, 144A, 0.813%, 11/15/17	Cayman Islands	7,000,000	6,022,730
[e,f]Gleneagles CLO Ltd., 2005-1A, 144A, FRN, 0.704%, 11/01/17	Cayman Islands	4,000,000	3,380,000
GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	United States	10,285,000	7,836,315
[f]Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.188%, 12/25/34	United States	3,775,334	2,966,233
[e,f]Katonah Ltd., 2007-IA, A2L, 144A, FRN, 1.774%, 4/23/22	Cayman Islands	5,416,684	4,848,311
[e]Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A, 5.35%, 2/10/39	United States	1,988,021	1,884,048
[e,f]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 0.809%, 12/21/17	United States	1,200,000	1,091,346
[f,g]Pacifica CDO Ltd., 2005-5X, A2, FRN, Reg S, 0.724%, 1/26/20	Cayman Islands	5,000,000	4,264,025
Residential Asset Securities Corp.,			
2001-KS2, AI5, 7.514%, 6/25/31	United States	8,866	7,290
2004-KS1, AI4, 4.213%, 4/25/32	United States	284,821	281,821
[f]2005-AHL2, A2, FRN, 0.473%, 10/25/35	United States	779,711	746,645
[f]Securitized Asset-Backed Receivables LLC Trust, 2006-FR2, A2, FRN, 0.363%, 3/25/36	United States	2,133,698	1,986,426
[f]SLM Student Loan Trust,			
2005-4, A2, FRN, 0.354%, 4/26/21	United States	413,416	412,108
2005-9, A4, FRN, 0.374%, 1/25/23	United States	1,108,381	1,104,288
[f]Structured Asset Securities Corp., 2002-1A, 2A1, FRN, 1.899%, 2/25/32	United States	42,933	38,222
[e,f]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.62%, 7/11/21	Cayman Islands	1,300,000	1,155,531
[e,f]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.529%, 8/01/22	Cayman Islands	3,819,247	3,438,487
			168,431,796

106 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)			
Real Estate 0.1%			
[e,f] Credit Suisse Mortgage Capital Certificates, 2006-TF2A, A2, 144A, FRN, 0.389%, 10/15/21	United States	3,605,757	$ 3,488,705
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $342,582,407)			362,527,199
Mortgage-Backed Securities 21.8%			
[f] **Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.2%**			
FHLMC, 2.537%, 7/01/34	United States	458,501	480,530
FHLMC, 2.654%, 4/01/32	United States	684,377	716,703
FHLMC, 2.674%, 12/01/34	United States	273,834	288,599
FHLMC, 2.718%, 4/01/30	United States	418,429	441,049
FHLMC, 2.734%, 11/01/27	United States	4,241,151	4,404,611
FHLMC, 2.847%, 9/01/32	United States	196,799	206,215
FHLMC, 5.275%, 3/01/25	United States	125,149	132,914
FHLMC, 5.918%, 10/01/36	United States	50,017	52,804
FHLMC, 6.075%, 6/01/36	United States	342,016	353,978
			7,077,403
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.6%			
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	336,562	362,856
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	1,061,652	1,151,867
FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22	United States	2,698,480	2,939,093
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	11,519,927	11,872,912
[m] FHLMC Gold 30 Year, 4.50%, 5/01/39	United States	75,000,000	77,074,200
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 1/01/38	United States	32,807,206	34,676,670
[m] FHLMC Gold 30 Year, 5.00%, 5/01/39	United States	60,000,000	63,243,780
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	16,344,576	17,593,589
[m] FHLMC Gold 30 Year, 6.00%, 5/01/33 - 5/01/39	United States	37,666,532	41,169,967
FHLMC Gold 30 Year, 6.50%, 8/01/25 - 3/01/39	United States	9,047,280	10,179,288
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	399,460	460,850
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	61,437	71,543
FHLMC Gold 30 Year, 8.00%, 2/01/30	United States	97,014	115,119
FHLMC Gold 30 Year, 8.50%, 10/01/24 - 8/01/30	United States	24,466	29,391
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	53,946	61,884
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	58,848	68,614
			261,071,623
[f] **Federal National Mortgage Association (FNMA) Adjustable Rate 0.6%**			
FNMA, 1.861%, 10/01/32	United States	761,778	782,545
FNMA, 2.213%, 4/01/35	United States	1,945,744	2,009,730
FNMA, 2.25%, 6/01/15	United States	62,325	62,387
FNMA, 2.425%, 12/01/34	United States	399,001	417,955
FNMA, 2.435%, 12/01/22	United States	82,395	86,583
FNMA, 2.441%, 12/01/34	United States	524,340	549,273

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Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Mortgage-Backed Securities (continued)			
[f] **Federal National Mortgage Association (FNMA) Adjustable Rate (continued)**			
FNMA, 2.449%, 10/01/36	United States	120,850	$ 126,595
FNMA, 2.466%, 11/01/31	United States	295,676	310,999
FNMA, 2.483%, 2/01/34	United States	1,310,070	1,371,811
FNMA, 2.559%, 5/01/25	United States	106,835	112,732
FNMA, 2.734%, 9/01/34	United States	4,763,656	4,930,430
FNMA, 2.975%, 6/01/32	United States	50,237	50,376
FNMA, 3.117%, 12/01/27	United States	327,093	338,459
FNMA, 3.145%, 6/01/33	United States	320,033	324,673
FNMA, 3.153%, 3/01/33	United States	364,792	378,335
FNMA, 3.198%, 1/01/17	United States	399,051	414,512
FNMA, 4.104%, 8/01/33	United States	4,770,580	5,046,889
FNMA, 4.785%, 12/01/24	United States	37,857	39,702
FNMA, 5.049%, 6/01/17	United States	59,838	59,968
FNMA, 5.883%, 3/01/37	United States	825,426	882,434
			18,296,388
Federal National Mortgage Association (FNMA) Fixed Rate 13.2%			
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	784,497	834,830
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	734,606	790,437
FNMA 15 Year, 5.50%, 1/01/14 - 8/01/24	United States	2,724,299	2,956,789
FNMA 15 Year, 6.00%, 8/01/16 - 9/01/22	United States	984,634	1,079,826
FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16	United States	15,702	17,261
[m] FNMA 30 Year, 4.00%, 3/01/41	United States	66,000,000	65,474,046
[m] FNMA 30 Year, 4.50%, 5/01/39	United States	100,985,000	103,935,681
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	22,500,897	23,790,790
[m] FNMA 30 Year, 5.00%, 5/01/39	United States	125,000,000	131,953,125
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	38,546,503	41,746,825
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	22,493,682	24,655,998
[m] FNMA 30 Year, 6.00%, 5/01/39	United States	49,000,000	53,586,106
FNMA 30 Year, 6.50%, 5/01/28 - 5/01/37	United States	1,671,135	1,888,555
FNMA 30 Year, 7.00%, 11/01/25 - 1/01/31	United States	63,587	73,083
FNMA 30 Year, 7.50%, 1/01/30	United States	39,499	46,041
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	249,483	293,114
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	482,101	567,994
			453,690,501
[f] **Government National Mortgage Association (GNMA) Adjustable Rate 0.0%**[†]			
GNMA , 2.125%, 10/20/26	United States	73,286	75,720
GNMA, 2.375%, 1/20/23	United States	33,872	35,318
			111,038
Government National Mortgage Association (GNMA) Fixed Rate 0.2%			
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	1,644,111	1,818,467
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	268,192	303,235
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	111,055	128,515
GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26	United States	327,674	378,418

108 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Mortgage-Backed Securities (continued)			
Government National Mortgage Association (GNMA) Fixed Rate (continued)			
GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17	United States	100,084	$ 113,480
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	2,764	3,345
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	22,739	25,114
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	2,748,755	3,084,024
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	135,915	158,324
GNMA II SF 30 Year, 8.00%, 5/20/27 - 7/20/27	United States	190,396	213,702
			6,226,624
Total Mortgage-Backed Securities (Cost $725,910,068)			746,473,577
Municipal Bonds 6.9%			
California State GO, Various Purpose,			
6.00%, 4/01/38	United States	15,000,000	15,699,900
6.00%, 11/01/39	United States	2,385,000	2,501,293
Refunding, 6.00%, 3/01/33	United States	15,500,000	16,582,365
Refunding, NATL Insured, 4.50%, 12/01/32	United States	4,350,000	3,799,768
Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	4,205,000	3,937,268
California State Judgement Trust COP, 1.674%, 6/01/15	United States	5,000,000	4,596,150
California State Public Works Board Lease Revenue, Various Capital Projects, Series I, 6.125%, 11/01/29	United States	3,600,000	3,800,952
Chicago Transit Authority Sales And Transfer Tax Receipts Revenue, Pension Funding, Series A, 6.899%, 12/01/40	United States	800,000	838,432
Chicago Waterworks Revenue, Second Lien, Refunding, 5.25%, 11/01/38	United States	5,000,000	4,817,000
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1, Assured Guaranty, 4.50%, 6/01/14	United States	11,300,000	11,811,099
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000	758,901
Detroit School District GO, Qualified School Construction Bonds, 6.645%, 5/01/29	United States	15,000,000	14,976,450
Illinois State GO, 5.877%, 3/01/19	United States	9,200,000	9,547,576
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42	United States	1,015,000	1,028,540
King County Sewer Revenue, 5.125%, 1/01/41	United States	21,300,000	21,451,869
Los Angeles Community College District GO, Election of 2008, Series D, 6.68%, 8/01/36	United States	2,240,000	2,237,245
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/26	United States	565,000	584,894
Metropolitan Water District of Southern California Waterworks Revenue, Authorization, Series C, 4.75%, 7/01/36	United States	4,600,000	4,513,612
ᵍ New York City IDA, 144A, 11.00%, 3/01/29	United States	700,000	877,268
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Refunding, Series EE,			
5.375%, 6/15/43	United States	9,300,000	9,584,580
5.50%, 6/15/43	United States	9,300,000	9,708,735

Semiannual Report | 109

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund	Country/Organization	Principal Amount*	Value
Municipal Bonds (continued)			
New York City Transitional Finance Authority Revenue, sub. bond, Future Tax Secured, Series C, 5.00%, 11/01/39	United States	23,300,000	$ 23,369,667
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,			
8/01/27	United States	1,150,000	417,944
8/01/30	United States	1,150,000	327,831
8/01/32	United States	1,440,000	345,787
8/01/33	United States	760,000	167,375
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.50%, 8/01/42	United States	23,110,000	21,547,071
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Series A, 5.00%, 1/01/38	United States	2,100,000	2,117,598
San Bernardino Community College District GO, Election of 2002, Series C, AGMC Insured, 5.00%, 8/01/27	United States	10,800,000	11,120,004
San Francisco City and County GO, Build America Bonds, 5.93%, 6/15/28	United States	4,600,000	4,657,500
San Marcos PFA Tax Allocation Revenue, Project Areas No. 2 & 3 Financing Project, Series C, BHAC Insured, 5.00%, 8/01/38	United States	10,100,000	9,637,016
Southwest Higher Education Authority Revenue, Southern Methodist University Project, 5.00%, 10/01/41	United States	16,035,000	16,058,090
Tulare Sewer Revenue, Build America Bonds, Series B, AGMC Insured, 8.75%, 11/15/44	United States	2,895,000	3,063,894
Total Municipal Bonds (Cost $227,213,161)			236,483,674
Total Investments before Short Term Investments (Cost $3,473,446,095)			3,652,321,845
Short Term Investments 7.3%			
Foreign Government and Agency Securities 2.4%			
[t]Bank of Negara Monetary Note, 5/10/11 - 3/29/12	Malaysia	35,266,000 MYR	11,719,225
[t]Government of Sweden, 9/21/11	Sweden	44,340,000 SEK	7,285,984
[t]Israel Treasury Bill, 7/06/11 - 4/04/12	Israel	71,913,300 ILS	20,678,302
[t]Malaysia Treasury Bill, 5/06/11 - 3/23/12	Malaysia	1,760,000 MYR	585,736
[t]Norway Treasury Bill, 6/15/11 - 9/21/11	Norway	165,812,000 NOK	31,486,932
[t]Philippine Treasury Bill, 7/13/11 - 3/21/12	Philippines	51,970,000 PHP	1,204,267
[t]Sri Lanka Treasury Bill, 7/08/11 - 2/17/12	Sri Lanka	32,150,000 LKR	280,512
[t]United Kingdom Treasury Bill, 8/01/11 - 8/08/11	United Kingdom	1,125,000 GBP	1,876,589
United Kingdom Treasury Note,			
9.00%, 7/12/11	United Kingdom	720,000 GBP	1,224,763
3.25%, 12/07/11	United Kingdom	3,041,000 GBP	5,152,985
Total Foreign Government and Agency Securities (Cost $74,971,935)			81,495,295
U.S. Government and Agency Securities (Cost $18,565,530) 0.5%			
[t,u]U.S. Treasury Bill, 5/26/11	United States	18,567,000	18,566,944
Total Investments before Money Market Funds (Cost $3,566,983,560)			3,752,384,084

110 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2011, the aggregate value of these securities was $945,823, representing
0.03% of net assets.
cSee Note 1(e) regarding investment in FT Holdings Corporation I.
dAt April 30, 2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2011,
the aggregate value of these securities was $324,097,342, representing 9.45% of net assets.
fThe coupon rate shown represents the rate at period end.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2011, the aggregate value of these securities was
$20,181,965, representing 0.59% of net assets.
hPerpetual security with no stated maturity date.
iIncome may be reflected in the redemption value or received in additional securities and/or cash.
jSee Note 8 regarding defaulted securities.
kIncome may be received in additional securities and/or cash.
lSee Note 1(g) regarding senior floating rate interests.
mA portion or all of the security purchased on a delayed delivery or to-be-announced (TBA) basis. See note 1(c).
nA supranational organization is an entity formed by two or more central governments through international treaties.
oThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
pPrincipal amount is stated in 100 Mexican Peso Units.
qPrincipal amount is stated in 1,000 Brazilian Real Units.
rRedemption price at maturity is adjusted for inflation. See Note 1(i).
sPrincipal amount of security is adjusted for inflation. See Note 1(i).
tThe security is traded on a discount basis with no stated coupon rate.
uSecurity or a portion of the security has been segregated as collateral for open swap contracts and open future contracts. At April 30, 2011, the value of this security amounted to
$8,536,174, representing 0.25% of net assets.
vSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
wSecurity sold on a to-be-announced basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.

Semiannual Report | 111

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund

Financial Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury 2 Year Note	Long	885	$193,925,625	6/30/11	$1,007,241	$ —
U.S. Treasury 5 Year Note	Long	1,860	220,351,875	6/30/11	3,243,162	—
Unrealized appreciation (depreciation)					4,250,403	—
Net unrealized appreciation (depreciation)					$4,250,403	

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	JPHQ	Buy	366,363,000	$ 8,100,000	5/04/11	$ 170,123	$ —
Euro	DBAB	Sell	585,912	721,140	5/20/11	—	(146,371)
Indian Rupee	DBAB	Buy	21,978,000	462,500	6/01/11	30,813	—
Indian Rupee	HSBC	Buy	25,398,000	527,663	6/03/11	42,164	—
Indian Rupee	DBAB	Buy	16,189,000	334,899	6/07/11	27,997	—
Euro	DBAB	Sell	10,340,000	12,488,135	6/08/11	—	(2,813,279)
Indian Rupee	HSBC	Buy	4,321,000	90,720	6/08/11	6,119	—
Indian Rupee	DBAB	Buy	4,383,000	91,180	6/10/11	7,006	—
Indian Rupee	HSBC	Buy	10,910,000	226,998	6/13/11	17,240	—
Indian Rupee	DBAB	Buy	10,971,000	230,145	6/16/11	15,298	—
Indian Rupee	DBAB	Buy	9,993,000	209,893	6/20/11	13,475	—
Euro	DBAB	Sell	633,667	830,737	8/08/11	—	(105,244)
Euro	DBAB	Sell	14,200,000	18,744,000	8/11/11	—	(2,228,454)
Euro	MSCO	Sell	1,411,000	1,806,489	8/15/11	—	(277,175)
Euro	DBAB	Sell	1,624,000	2,082,666	8/16/11	—	(315,458)
Euro	DBAB	Sell	471,200	603,456	8/18/11	—	(92,306)
Euro	DBAB	Sell	2,355,122	3,022,493	8/23/11	—	(454,419)
Euro	BZWS	Sell	101,400	128,322	8/25/11	—	(21,367)
Euro	DBAB	Sell	1,291,295	1,658,217	8/25/11	—	(248,015)
Euro	MSCO	Sell	955,724	1,209,765	8/26/11	—	(201,042)
Euro	JPHQ	Sell	3,155,000	3,986,974	8/29/11	—	(669,846)
Euro	JPHQ	Sell	290,999	367,386	8/29/11	—	(62,132)
Malaysian Ringgit	JPHQ	Buy	12,560,000	3,932,989	8/29/11	268,612	—
Euro	DBAB	Sell	13,620,000	17,337,034	8/30/11	—	(2,765,561)
Philippine Peso	JPHQ	Buy	566,370,000	12,180,000	9/01/11	963,673	—
British Pound	DBAB	Sell	236,500	374,332	10/03/11	—	(19,785)
British Pound	DBAB	Buy	236,500	374,900	10/03/11	19,218	—
Philippine Peso	DBAB	Buy	44,751,000	994,555	10/04/11	42,145	—
Philippine Peso	HSBC	Buy	35,897,000	796,543	10/04/11	35,046	—
Euro	DBAB	Sell	18,255,238	24,966,502	10/05/11	—	(1,943,973)
Philippine Peso	DBAB	Buy	53,504,000	1,194,739	10/05/11	44,666	—

112 | Semiannual Report

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	HSBC	Buy	53,517,000	$ 1,195,697	10/05/11	$ 44,010	$ —
Philippine Peso	JPHQ	Buy	14,135,000	315,767	10/06/11	11,649	—
Indian Rupee	DBAB	Buy	622,168,250	13,400,135	10/07/11	204,127	—
Philippine Peso	DBAB	Buy	43,922,000	987,322	10/07/11	30,011	—
Philippine Peso	CITI	Buy	17,580,000	397,486	10/11/11	9,620	—
Philippine Peso	DBAB	Buy	35,146,000	793,740	10/11/11	20,147	—
Philippine Peso	HSBC	Buy	35,213,000	793,998	10/11/11	21,441	—
Philippine Peso	JPHQ	Buy	17,535,000	395,833	10/11/11	10,230	—
Philippine Peso	DBAB	Buy	10,465,000	237,485	10/12/11	4,844	—
Euro	DBAB	Sell	496,119	686,182	10/13/11	—	(44,956)
Philippine Peso	HSBC	Buy	17,449,000	393,040	10/13/11	10,989	—
Philippine Peso	JPHQ	Buy	39,005,000	880,176	10/13/11	22,978	—
Euro	HSBC	Sell	267,000	371,183	10/17/11	—	(22,244)
Japanese Yen	DBAB	Sell	879,763,200	10,870,668	10/28/11	11,247	—
Euro	DBAB	Sell	14,185,000	19,444,798	10/31/11	—	(1,446,493)
Euro	DBAB	Sell	1,178,000	1,648,258	11/09/11	—	(86,076)
Japanese Yen	BZWS	Sell	857,065,000	10,603,303	11/10/11	22,204	—
Euro	UBSW	Sell	888,264	1,203,242	11/17/11	—	(104,124)
Japanese Yen	UBSW	Sell	2,236,935,360	27,167,056	11/17/11	—	(452,168)
Euro	DBAB	Sell	1,552,686	2,074,000	11/28/11	—	(210,323)
Euro	DBAB	Sell	1,460,625	1,947,276	12/15/11	—	(200,220)
British Pound	DBAB	Sell	300,000	471,810	12/16/11	—	(27,416)
British Pound	DBAB	Buy	84,000	132,954	12/16/11	6,830	—
Euro	BZWS	Sell	6,429,000	8,312,697	1/13/12	—	(1,129,203)
Philippine Peso	JPHQ	Buy	76,351,000	1,734,265	1/13/12	25,702	—
Philippine Peso	HSBC	Buy	12,250,000	278,517	1/17/12	3,804	—
Euro	CITI	Sell	2,584,200	3,494,174	1/27/12	—	(299,060)
Euro	DBAB	Sell	2,367,500	3,201,523	1/27/12	—	(273,627)
Chilean Peso	MSCO	Buy	6,402,537,600	12,840,000	2/02/12	604,778	—
Japanese Yen	DBAB	Sell	1,337,253,120	16,387,906	2/02/12	—	(140,792)
Indonesian Rupiah	JPHQ	Buy	380,400,000,000	39,596,128	2/06/12	2,650,719	—
Indonesian Rupiah	JPHQ	Sell	165,697,000,000	18,555,095	2/06/12	152,951	—
Chilean Peso	BZWS	Buy	1,862,800,000	3,780,032	2/13/12	126,574	—
Euro	DBAB	Sell	961,785	1,300,285	2/14/12	—	(110,476)
Malaysian Ringgit	DBAB	Buy	21,721,000	7,029,450	2/17/12	147,645	—
Euro	DBAB	Sell	13,817,979	19,028,739	3/12/12	—	(1,218,142)
Euro	DBAB	Sell	1,976,070	2,740,612	3/16/12	—	(154,382)
Singapore Dollar	DBAB	Buy	2,965,200	2,324,426	3/19/12	99,751	—
Singapore Dollar	HSBC	Buy	3,390,000	2,656,823	3/19/12	114,646	—
Singapore Dollar	JPHQ	Buy	4,247,000	3,320,823	3/19/12	151,280	—
Chilean Peso	JPHQ	Buy	824,603,750	1,655,000	3/21/12	66,763	—
Singapore Dollar	DBAB	Buy	3,192,500	2,490,444	3/21/12	119,556	—
Singapore Dollar	HSBC	Buy	2,551,000	1,992,268	3/21/12	93,279	—
Euro	DBAB	Sell	10,098,018	14,073,607	3/29/12	—	(712,683)

Semiannual Report | 113

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	9,294,596	$12,975,070	3/30/12	$ —	$ (634,253)
Indian Rupee	DBAB	Buy	16,152,000	344,760	4/11/12	—	(3,594)
Indian Rupee	DBAB	Buy	34,636,000	741,988	4/13/12	—	(10,654)
Chilean Peso	MSCO	Buy	630,480,000	1,280,813	4/16/12	31,585	—
Indian Rupee	JPHQ	Buy	23,264,000	497,094	4/16/12	—	(6,134)
Indian Rupee	JPHQ	Buy	22,836,000	485,047	4/18/12	—	(3,287)
Australian Dollar	MSCO	Buy	4,821,540	4,855,484	4/19/12	191,950	—
Indian Rupee	DBAB	Buy	8,029,000	169,998	4/19/12	—	(644)
Indian Rupee	JPHQ	Buy	11,408,000	242,105	4/19/12	—	(1,478)
Norwegian Krone	MSCO	Buy	111,314,858	20,174,141	4/19/12	537,526	—
Chilean Peso	MSCO	Buy	564,920,000	1,141,253	4/20/12	34,120	—
Indian Rupee	DBAB	Buy	16,221,000	344,468	4/26/12	—	(2,738)
Chilean Peso	JPHQ	Buy	562,321,000	1,140,379	4/27/12	28,621	—
Euro	UBSW	Sell	11,680,000	16,817,682	4/27/12	—	(265,581)
Indian Rupee	JPHQ	Buy	13,795,000	292,577	4/27/12	—	(2,006)
Chilean Peso	CITI	Buy	906,403,000	1,863,110	4/30/12	20,533	—
Indian Rupee	JPHQ	Buy	11,492,000	243,992	4/30/12	—	(2,056)
British Pound	DBAB	Sell	236,500	372,724	10/01/12	—	(18,409)
British Pound	DBAB	Sell	236,500	370,596	10/01/13	—	(17,510)
British Pound	DBAB	Sell	4,636,500	7,228,304	10/01/14	—	(321,924)
Unrealized appreciation (depreciation)						7,335,705	(20,287,080)
Net unrealized appreciation (depreciation)							$(12,951,375)

At April 30, 2011, the fund had the following credit default swap contracts outstanding. See Note 1(d).

Franklin Investors Securities Trust

Statement of Investments, April 30, 2011 (unaudited) *(continued)*

Franklin Total Return Fund

Credit Default Swap Contracts *(continued)*

Description	Counter-party[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Buy Protection *(continued)*									
Single Name *(continued)*									
Government of the Hellenic Republic	MSCO	8,000,000 EUR	1.00%	6/20/14	$ 2,655,273	$1,103,413	$ —	$ 3,758,686	
Government of the Hellenic Republic	UBSW	2,000,000 EUR	1.00%	6/20/14	639,684	299,988	—	939,672	
HCA Inc.	GSCO	4,000,000	5.00%	6/20/12	(104,185)	—	(85,895)	(190,080)	
Hertz Corp.	FBCO	2,950,000	5.00%	6/20/12	(48,643)	—	(103,216)	(151,859)	
Hilton Worldwide Inc.	FBCO	12,000,000	5.00%	12/20/13	(388,301)	—	(26,974)	(415,275)	
Hilton Worldwide Inc.	GSCO	8,000,000	5.00%	12/20/13	(248,906)	—	(27,945)	(276,851)	
International Lease Finance Corp.	CITI	8,500,000	5.00%	12/20/13	(345,047)	—	(200,392)	(545,439)	
International Lease Finance Corp.	GSCO	20,000,000	5.00%	9/20/12	(860,439)	—	(35,093)	(895,532)	
International Lease Finance Corp.	GSCO	15,500,000	5.00%	9/20/13	(790,662)	—	(167,687)	(958,349)	
International Lease Finance Corp.	MSCO	4,000,000	5.00%	9/20/12	(178,115)	—	(991)	(179,106)	
Kinder Morgan Inc.	DBAB	2,000,000	1.00%	3/20/15	77,275	—	(65,164)	12,111	
Kinder Morgan Inc.	JPHQ	5,000,000	1.00%	3/20/15	91,601	—	(61,323)	30,278	
Kinder Morgan Inc.	MSCO	5,000,000	1.00%	3/20/15	77,589	—	(47,311)	30,278	
Meritage Homes Corp.	FBCO	5,000,000	5.00%	3/20/15	(326,627)	—	(218,118)	(544,745)	
MGIC Investment Corp.	FBCO	5,250,000	5.00%	9/20/11	(44,253)	—	(18,423)	(62,676)	
R.H. Donnelley Inc.	JPHQ	1,600,000	5.00%	12/20/14	287,568	—	(261)	287,307	
Sprint Nextel Corp.	DBAB	5,000,000	5.00%	3/20/12	(166,224)	—	(29,084)	(195,308)	
Sprint Nextel Corp.	FBCO	17,000,000	5.00%	3/20/12	(452,336)	—	(211,711)	(664,047)	
Starwood Hotels & Resorts Worldwide Inc.	FBCO	3,000,000	5.00%	3/20/13	(188,325)	—	(62,014)	(250,339)	
Toll Brothers Finance Corp.	MSCO	3,910,000	5.00%	3/20/14	(332,476)	—	(80,828)	(413,304)	
Wendy's International Inc.	MSCO	18,401,000	5.00%	6/20/14	(1,938,023)	105,048	—	(1,832,975)	
The Williams Cos. Inc.	MSCO	5,000,000	1.00%	6/20/16	(37,335)	—	(5,489)	(42,824)	
Traded Index									
CDX.NA.HY.15	BZWS	33,000,000	5.00%	12/20/15	549,497	—	(1,910,747)	(1,361,250)	
CDX.NA.HY.15	DBAB	16,500,000	5.00%	12/20/15	208,317	—	(888,942)	(680,625)	
Contracts to Sell Protection[d]									
Single Name									
Celanese Holdings LLC	FBCO	1,600,000	2.20%	3/20/16	—	20,637	—	20,637	BB+
Celanese Holdings LLC	GSCO	1,600,000	2.20%	3/20/16	—	20,637	—	20,637	BB+
Cinemark USA Inc.	FBCO	2,150,000	2.30%	3/20/16	—	10,392	—	10,392	BB-
El Paso Corp.	GSCO	5,000,000	1.00%	6/20/16	(179,127)	4,722	—	(174,405)	BB-
Government of Indonesia	DBAB	14,000,000	1.00%	3/20/16	(337,510)	142,701	—	(194,809)	BB+
Government of Indonesia	FBCO	9,300,000	1.00%	3/20/16	(222,174)	92,765	—	(129,409)	BB+
Government of Indonesia	MSCO	9,300,000	1.00%	3/20/16	(224,204)	94,795	—	(129,409)	BB+
Government of Indonesia	UBSW	9,300,000	1.00%	3/20/16	(220,143)	90,734	—	(129,409)	BB+

Semiannual Report | 115

aPositions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund.

The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy for traded index swaps.

See Abbreviations on page 143.

116 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Statements

Statements of Assets and Liabilities

April 30, 2011 (unaudited)

	Franklin Adjustable U.S. Government Securities Fund	Franklin Floating Rate Daily Access Fund	Franklin Low Duration Total Return Fund	Franklin Total Return Fund
Assets:				
Investments in securities:				
Cost - Unaffiliated issuers	$2,601,504,096	$2,477,118,195	$483,855,314	$3,566,983,560
Cost - Sweep Money Fund (Note 7)	77,242,165	310,501,145	9,804,522	149,512,289
Total cost of investments	$2,678,746,261	$2,787,619,340	$493,659,836	$3,716,495,849
Value - Unaffiliated issuers	$2,627,626,200	$2,520,273,273	$497,560,439	$3,752,384,084
Value - Sweep Money Fund (Note 7)	77,242,165	310,501,145	9,804,522	149,512,289
Total value of investments	2,704,868,365	2,830,774,418	507,364,961	3,901,896,373
Cash	—	2,217,863	37,777	908,772
Foreign currency, at value (cost $ —, $ —, $182,471 and $9,173,973)	—	—	173,875	9,174,168
Receivables:				
Investment securities sold	10,751,055	4,666,266	13,760,523	536,819,089
Capital shares sold	11,534,753	24,453,554	4,380,046	15,298,940
Dividends and interest	8,161,970	8,406,901	4,136,273	33,330,905
Variation margin	—	—	—	245,630
Swaps (premiums paid $ —, $485,000, $2,274,555 and $11,986,805)	—	460,240	2,194,102	11,469,897
Unrealized appreciation on forward exchange contracts	—	—	564,223	7,335,705
Unrealized appreciation on swap contracts	—	636,588	825,857	3,948,977
Unrealized appreciation on unfunded loan commitments (Note 9)	—	52,622	—	—
Total assets	2,735,316,143	2,871,668,452	533,437,637	4,520,428,456
Liabilities:				
Payables:				
Investment securities purchased	—	217,562,901	12,072,764	976,043,774
Capital shares redeemed	15,745,104	8,669,751	1,645,223	8,654,162
Affiliates	1,968,574	1,716,924	295,177	1,978,728
Allocator Funds (Note 11)	—	—	—	26,620
Distributions to shareholders	706,850	1,276,669	173,525	1,280,571
Variation margin	—	—	32,688	—
Swaps (premiums received $ —, $ —, $1,920,303 and $11,730,156)	—	—	1,552,722	8,713,954
TBA sale commitments, at value (proceeds $ —, $ —, $ — and $65,907,188)	—	—	—	66,629,046
Due to brokers	—	—	—	312,000
Unrealized depreciation on forward exchange contracts	—	—	2,779,755	20,287,080
Unrealized depreciation on swap contracts	—	—	252,938	5,210,910
Unrealized depreciation on unfunded loan commitments (Note 9)	—	4,833	—	2,090
Accrued expenses and other liabilities	491,027	142,557	122,690	887,763
Total liabilities	18,911,555	229,373,635	18,927,482	1,090,026,698
Net assets, at value	$2,716,404,588	$2,642,294,817	$514,510,155	$3,430,401,758

Franklin Investors Securities Trust

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*

April 30, 2011 (unaudited)

	Franklin Adjustable U.S. Government Securities Fund	Franklin Floating Rate Daily Access Fund	Franklin Low Duration Total Return Fund	Franklin Total Return Fund
Net assets consist of:				
Paid-in capital	$2,758,441,555	$2,988,253,167	$501,071,755	$3,252,018,063
Undistributed net investment income (distributions in excess of net investment income)	(12,353,519)	723,786	(1,177,522)	3,316,160
Net unrealized appreciation (depreciation)	26,122,104	44,093,483	11,829,137	175,869,225
Accumulated net realized gain (loss)	(55,805,552)	(390,775,619)	2,786,785	(801,690)
Net assets, at value	$2,716,404,588	$2,642,294,817	$514,510,155	$3,430,401,758
Class A:				
Net assets, at value	$1,439,731,437	$1,610,129,840	$493,371,972	$1,959,985,689
Shares outstanding	162,711,320	174,417,980	47,127,147	190,724,255
Net asset value per share[a]	$8.85	$9.23	$10.47	$10.28
Maximum offering price per share (net asset value per share ÷ 97.75%, 97.75%, 97.75% and 95.75%, respectively)	$9.05	$9.44	$10.71	$10.74
Class B:				
Net assets, at value	—	$ 9,659,445	—	$ 12,460,132
Shares outstanding	—	1,047,389	—	1,213,360
Net asset value and maximum offering price per share[a]	—	$9.22	—	$10.27
Class C:				
Net assets, at value	$ 877,734,713	$ 465,659,318	—	$ 335,755,013
Shares outstanding	99,259,120	50,439,917	—	32,706,119
Net asset value and maximum offering price per share[a]	$8.84	$9.23	—	$10.27
Class R:				
Net assets, at value	—	—	—	$ 82,716,215
Shares outstanding	—	—	—	8,051,187
Net asset value and maximum offering price per share	—	—	—	$10.27
Advisor Class:				
Net assets, at value	$ 398,938,438	$ 556,846,214	$ 21,138,183	$1,039,484,709
Shares outstanding	45,036,001	60,298,253	2,016,391	100,989,196
Net asset value and maximum offering price per share	$8.86	$9.23	$10.48	$10.29

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

118 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Operations for the six months ended April 30, 2011 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 119

Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Changes in Net Assets

120 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Investors Securities Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 121

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds, four of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities

122 | Semiannual Report

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Semiannual Report | 123

Franklin Investors Securities Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Traded on a Delayed Delivery and TBA Basis

Certain funds trade securities on a delayed delivery and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Funds, except Franklin Adjustable U.S. Government Securities Fund, invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the fund to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Franklin Low Duration Total Return Fund and Franklin Total Return Fund entered into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Franklin Low Duration Total Return Fund and Franklin Total Return Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds’ investment objectives.

The Funds, except Franklin Adjustable U.S. Government Securities Fund, entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract (or other agreed upon amount) from the seller. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds’ investment objectives.

At April 30, 2011, the Franklin Floating Rate Daily Access Fund holds $1,189,730 in U.S. Treasury Bills, the Franklin Low Duration Total Return Fund holds $1,731,471 in U.S. Treasury Bills and Notes, and the Franklin Total Return Fund holds $6,048,140 in U.S. Treasury Bills and Notes, and $312,000 in cash as collateral for derivatives.

See Note 10 regarding other derivative information.

e. FT Holdings Corporation I

The Franklin Total Return Fund invests in certain securities through its investment in FT Holdings Corporation I, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the fund. The Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At April 30, 2011, all Subsidiary investments as well as any other assets and liabilities are reflected in the fund’s Statement of Investments and Statement of Assets and Liabilities. All income and expenses of the Subsidiary during the period ended April 30, 2011, have been included in the fund’s Statement of Operations.

f. Mortgage Dollar Rolls

The Franklin Total Return Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Mortgage Dollar Rolls (continued)

realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

g. Senior Floating Rate Interests

The Funds, except Franklin Adjustable U.S. Government Securities Fund, invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the funds invest are generally readily marketable, but may be subject to some restrictions on resale.

h. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. Each fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. Each fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of April 30, 2011, and for all open tax years, each fund has determined that no provision for income tax is required in each fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Dividends from net investment

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Security Transactions, Investment Income, Expenses and Distributions (continued)

income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statements of Operations.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

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Notes to Financial Statements (unaudited) (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Adjustable U.S. Government Securities Fund		Franklin Floating Rate Daily Access Fund	
	Shares	Amount	Shares	Amount
Advisor Class Shares:				
Six Months ended April 30, 2011				
Shares sold	17,824,155	$ 158,165,663	36,503,893	$ 335,934,925
Shares issued in reinvestment of distributions	373,953	3,318,335	674,246	6,200,690
Shares redeemed	(14,523,794)	(128,854,390)	(6,858,446)	(63,093,326)
Net increase (decrease)	3,674,314	$ 32,629,608	30,319,693	$ 279,042,289
Year ended October 31, 2010				
Shares sold	57,941,625	$ 518,106,492	19,692,299	$ 177,178,995
Shares issued in reinvestment of distributions	490,273	4,378,575	732,293	6,559,845
Shares redeemed	(26,800,814)	(239,439,715)	(11,834,231)	(105,636,645)
Net increase (decrease)	31,631,084	$ 283,045,352	8,590,361	$ 78,102,195

	Franklin Low Duration Total Return Fund		Franklin Total Return Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended April 30, 2011				
Shares sold	22,846,546	$ 237,376,395	37,210,597	$ 377,339,990
Shares issued in reinvestment of distributions	602,019	6,247,105	4,263,198	43,143,300
Shares redeemed	(11,736,861)	(121,938,618)	(31,462,776)	(318,525,973)
Net increase (decrease)	11,711,704	$ 121,684,882	10,011,019	$ 101,957,317
Year ended October 31, 2010				
Shares sold	30,109,949	$ 309,713,569	85,159,343	$ 844,279,036
Shares issued in reinvestment of distributions	619,672	6,370,896	5,567,901	55,242,007
Shares redeemed	(10,297,433)	(106,047,600)	(38,910,447)	(385,628,544)
Net increase (decrease)	20,432,188	$ 210,036,865	51,816,797	$ 513,892,499
Class B Shares:				
Six Months ended April 30, 2011				
Shares sold			79,507	$ 810,225
Shares issued in reinvestment of distributions			30,635	309,762
Shares redeemed			(683,542)	(6,917,785)
Net increase (decrease)			(573,400)	$ (5,797,798)
Year ended October 31, 2010				
Shares sold			484,843	$ 4,776,462
Shares issued in reinvestment of distributions			67,077	662,182
Shares redeemed			(1,096,294)	(10,844,710)
Net increase (decrease)			(544,374)	$ (5,406,066)

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Notes to Financial Statements (unaudited) (continued)

2. Shares of Beneficial Interest *(continued)*

	Franklin Low Duration Total Return Fund		Franklin Total Return Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended April 30, 2011				
Shares sold			5,435,041	$ 55,111,561
Shares issued in reinvestment of distributions			697,971	7,054,628
Shares redeemed			(8,963,873)	(90,605,554)
Net increase (decrease)			(2,830,861)	$ (28,439,365)
Year ended October 31, 2010				
Shares sold			17,447,949	$ 172,686,167
Shares issued in reinvestment of distributions			945,432	9,371,596
Shares redeemed			(7,489,894)	(74,234,939)
Net increase (decrease)			10,903,487	$ 107,822,824
Class R Shares:				
Six Months ended April 30, 2011				
Shares sold			1,125,032	$ 11,402,537
Shares issued in reinvestment of distributions			189,184	1,913,848
Shares redeemed			(1,659,644)	(16,821,759)
Net increase (decrease)			(345,428)	$ (3,505,374)
Year ended October 31, 2010				
Shares sold			2,957,856	$ 29,180,422
Shares issued in reinvestment of distributions			310,615	3,071,709
Shares redeemed			(3,681,820)	(36,368,516)
Net increase (decrease)			(413,349)	$ (4,116,385)
Advisor Class Shares:				
Six Months ended April 30, 2011				
Shares sold	876,696	$ 9,121,064	15,666,110	$ 158,999,166
Shares issued in reinvestment of distributions	10,616	110,379	2,364,210	23,968,172
Shares redeemed	(420,297)	(4,371,948)	(10,983,521)	(111,185,314)
Net increase (decrease)	467,015	$ 4,859,495	7,046,799	$ 71,782,024
Year ended October 31, 2010				
Shares sold	1,683,475	$ 17,302,896	39,181,122	$ 387,605,355
Shares issued in reinvestment of distributions	7,382	76,440	3,198,986	31,788,880
Shares redeemed	(327,097)	(3,374,936)	(17,646,405)	(175,086,876)
Net increase (decrease)	1,363,760	$ 14,004,400	24,733,703	$ 244,307,359

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Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Franklin Adjustable U.S. Government Securities Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

The Franklin Floating Rate Daily Access Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

The Franklin Low Duration Total Return Fund and the Franklin Total Return Fund pay an investment management fee to Advisers based on the average daily net assets of each of the funds as follows:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Franklin Total Return Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the fund.

b. Administrative Fees

The Franklin Adjustable U.S. Government Securities Fund pays an administrative fee to Advisers based on the fund’s average daily net assets as follows:

The Funds, except Franklin Adjustable U.S. Government Securities Fund, pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the funds.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds’ shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds’ Class B, C and R compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

e. Transfer Agent Fees

For the period ended April 30, 2011, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the funds do not exceed 0.65% and 0.63%, respectively (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 29, 2012.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended April 30, 2011, there were no credits earned.

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Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2010, the capital loss carryforwards were as follows:

aIncludes $6,573,596 from the reorganized HSBC Investor Core Plus Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund (Advisor) and HSBC Investor Intermediate Duration Fixed Income Fund which may be carried over to offset future capital gains, subject to certain limitations.

At April 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, mortgage dollar rolls, pass-through entity income, paydown losses, payments-in-kind, bond discounts and premiums, swaps, tax straddles, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, pass-through entity income, financial futures transactions, paydown losses, payments-in-kind, bond discounts and premiums, swaps, tax straddles, and inflation related adjustments on foreign securities.

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Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2011, were as follows:

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At April 30, 2011, the Franklin Floating Rate Daily Access Fund, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had 84.46%, 13.06% and 14.19%, respectively, of their portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30, 2011, the aggregate value of these securities for the Franklin Floating Rate Daily Access Fund, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund was $20,499,192, $10, and $100, representing 0.78%, less than 0.01%, and less than 0.01%, respectively, of each fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. UNFUNDED LOAN COMMITMENTS

The Funds, except Franklin Adjustable U.S. Government Securities Fund, enter into certain credit agreements, all or a portion of which may be unfunded. The funds are obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statements of Investments.

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Notes to Financial Statements (unaudited) (continued)

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

10. OTHER DERIVATIVE INFORMATION

At April 30, 2011, the Funds, except Franklin Adjustable U.S. Government Securities Fund, have invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

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Notes to Financial Statements (unaudited) (continued)

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Statements on Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended April 30, 2011, the effect of derivative contracts on the funds’ Statement of Operations was as follows:

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Notes to Financial Statements (unaudited) (continued)

aRepresents the average notional amount for other derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(d) regarding derivative financial instruments.

11. SPECIAL SERVICING AGREEMENT

The Franklin Floating Rate Daily Access Fund and the Franklin Total Return Fund, which are eligible underlying investments of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the funds and the Allocator Funds. Under the SSA, the funds may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative and distribution fees), to the extent such payments are less than the amount of the benefits realized or expected to be realized by the funds (e.g., due to reduced costs associated with servicing accounts) from the investment in the funds by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services. For the period ended April 30, 2011, the Franklin Total Return Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the fund is noted in the Statements of Operations. At April 30, 2011, 6.76% of the fund’s outstanding shares was held by one or more of the Allocator Funds.

12. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on

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Notes to Financial Statements (unaudited) (continued)

12. CREDIT FACILITY (continued)

January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended April 30, 2011, the Funds did not use the Global Credit Facility.

13. FUND LITIGATION

In July 2003, Adelphia Communications Corp. (“Adelphia”) and related parties, along with its Official Committee of Unsecured Creditors, (collectively “Plaintiffs”) filed an adversary proceeding in the then-pending Adelphia bankruptcy case in the U.S. Bankruptcy Court for the Southern District of New York against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin Floating Rate Daily Access Fund (individually and as successor to the Franklin Floating Rate Trust’s interests in the credit facilities at issue), Franklin Floating Rate Trust, and Franklin Floating Rate Master Series (collectively the “Franklin Funds”), and Franklin CLOs I through III, among other defendants. Plaintiffs alleged that the purchasers of the bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders and sought avoidance of the loans and recovery of fraudulent transfers. Following transfer of the matter to the U.S. District Court for the Southern District of New York, and the agent bank and investment bank defendants’ motion to dismiss the lawsuit, Plaintiffs filed an amended complaint (the “Amended Complaint”).

Defendants, including the Franklin Funds, moved to dismiss the Amended Complaint in December 2007. In June 2008, the court granted the motions and dismissed all of the claims against the non-agent bank defendants, including the Franklin Funds, while leaving other claims against the agent bank and investment bank defendants outstanding. In January 2009, Plaintiffs appealed the dismissal of their claims against the non-agent bank defendants to the U.S. Court of Appeals for the Second Circuit and the court affirmed the dismissal in May 2010. In September 2010, Plaintiffs reached settlement with the agent banks and investment banks and, on that basis, in October 2010, agreed to forego further appeal of the dismissal of the claims against the non-agent bank defendants. The District Court has since approved the settlements and Plaintiffs have dismissed all claims against the non-agent bank defendants, including the Franklin Funds, with prejudice.

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Notes to Financial Statements (unaudited) (continued)

13. FUND LITIGATION (continued)

The final issue for the parties to litigate relates to defendants’ entitlement to payment of certain legal fees under a litigation indemnity fund established as part of the Adelphia bankruptcy plan. A further hearing on that matter is currently scheduled for October 2011.

14. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of April 30, 2011, in valuing the Funds’ assets and liabilities carried at fair value:

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Notes to Financial Statements (unaudited) (continued)

14. FAIR VALUE MEASUREMENTS *(continued)*

	Level 1	Level 2	Level 3	Total
Franklin Floating Rate Daily Access Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Broadcasting	$ 4,806,263	$ —	$ —	$ 4,806,263
Environmental & Facilities Services	—	2,671,770	—	2,671,770
Health Care Distributors	—	—	30,207	30,207
Movies & Entertainment	—	4,498,627	—	4,498,627
Steel	—	—	181,360	181,360
Senior Floating Rate Interests	—	2,504,417,147	—	2,504,417,147
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	3,667,899	—	3,667,899
Short Term Investments	310,501,145	—	—	310,501,145
Total Investments in Securities	$315,307,408	$2,515,255,443	$ 211,567	$2,830,774,418
Swaps	—	636,588	—	636,588
Unfunded Loan Commitments	—	52,622	—	52,622
Liabilities:				
Unfunded Loan Commitments	—	4,833	—	4,833
Franklin Low Duration Total Return Fund				
Assets:				
Investments in Securities:				
Convertible Bonds	$ —	$ 705,950	$ —	$ 705,950
Corporate Bonds	—	159,528,033	—	159,528,033
Senior Floating Rate Interests	—	13,849,055	—	13,849,055
Foreign Government and Agency Securities	—	57,409,530	—	57,409,530
U.S. Government and Agency Securities	—	105,082,612	—	105,082,612
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	49,759,178	—	49,759,178
Mortgage-Backed Securities	—	71,452,812	—	71,452,812
Municipal Bonds	—	22,829,503	—	22,829,503
Short Term Investments	11,844,516	14,903,772	—	26,748,288
Total Investments in Securities	$ 11,844,516	$ 495,520,445	$ —	$ 507,364,961
Swaps	—	825,857	—	825,857
Forward Exchange Contracts	—	564,223	—	564,223
Futures Contracts	187,791	—	—	187,791
Liabilities:				
Swaps	—	252,938	—	252,938
Forward Exchange Contracts	—	2,779,755	—	2,779,755
Futures Contracts	627,651	—	—	627,651

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Notes to Financial Statements (unaudited) (continued)

aIncludes common, preferred, and convertible preferred stocks as well as other equity investments.
bFor detailed industry descriptions, see the accompanying Statements of Investments.
cIncludes securities determined to have no value at April 30, 2011.

15. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements with the main objective to improve the accounting for repurchase agreements and other similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective for transactions occurring in interim

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Notes to Financial Statements (unaudited) (continued)

15. NEW ACCOUNTING PRONOUNCEMENTS (continued)

and annual periods beginning after December 15, 2011. The Funds are currently evaluating the impact, if any, of applying this provision.

16. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Selected Portfolio

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Franklin Investors Securities Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Investors Securities Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivative and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison with its selected performance universe during 2010 and during the previous 10 years ended December 31, 2010, unless otherwise noted. Performance on a total return basis was shown by Lipper for all Funds with performance on an income return basis being shown for those Funds having income return as an element of their investment objective. The following summarizes the performance results for each Fund.

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

Franklin Adjustable U.S. Government Securities Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional general bond funds as selected by Lipper. The Lipper report showed the Fund’s 2.66% income return in 2010 to be in the second-lowest quintile of such performance universe, and its 1.29% total return in 2010 to be in the lowest quintile of such universe. On an annualized basis, the Lipper report showed the Fund’s income and total return for the previous three- and five-year periods to both be in the second-lowest quintile of its performance universe and to both be in the lowest quintile of such universe for the previous 10-year period. The Board believed such performance reflected the nature of the Fund’s investments in plain vanilla, adjustable-rate mortgages and conservative investment strategy and found such performance to be acceptable, noting that the general bond category comprising the performance universe invested in different asset types and that during the market turmoil existing in 2007, the Fund’s income and total return were in the highest and next to highest quintiles of such universe, respectively.

Franklin Floating Rate Daily Access Fund – The Fund’s investment performance was shown in comparison with a performance universe consisting of all retail and institutional loan participation funds as selected by Lipper. This Fund has been in existence for less than 10 full years and the Lipper report showed its income return during 2010 to be in the second-lowest quintile of its performance universe, and its income return on an annualized basis during the previous three- and five-year periods to be in the lowest and second-lowest quintiles, respectively, of its performance universe. The Lipper report showed the Fund’s total return during 2010 to be in the second-lowest quintile of its performance universe and on an annualized basis for the previous three- and five-year periods to be in the second-lowest and middle quintiles of such universe, respectively. In discussing such performance, management pointed out that during 2010 the Fund’s performance was hurt by its focus on higher credit quality investments that underperformed lower rated notes in the environment of improved corporate returns and economic recovery that existed in such year. Management further noted that such focus on higher quality securities had helped the Fund perform better during the market turmoil existing in 2008 when its total return was in the second-highest quintile of its performance universe. The Board found the Fund’s comparative performance as shown in the Lipper report to be acceptable in view of such explanation, noting that for 2010, the Fund’s income return exceeded 4% and its total return exceeded 8% as shown in the Lipper report.

Franklin Low Duration Total Return Fund – This Fund has been in operation for six full calendar years and its investment performance was shown in comparison to a performance universe consisting of all retail and institutional short investment-grade debt funds as selected by Lipper. The Lipper report showed the Fund’s income return and total return to both be in the second-highest quintile of the performance universe for 2010. The Lipper report showed the Fund’s income return on an annualized basis to be in the second-highest quintile of such performance universe for the previous three-year period and the middle quintile of such universe for the previous five-year period, and its

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

total return on an annualized basis to be in the highest quintile of such universe for each of the previous three- and five-year periods. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report.

Franklin Total Return Fund – The Fund’s investment performance was shown in comparison to a performance universe consisting of all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper report showed the Fund’s income return to be in the second-highest quintile of its performance universe during 2010 and to be in the highest or best performing quintile of such universe for the previous three-, five- and 10-year periods on an annualized basis. The Lipper report showed the Fund’s total return during 2010 to be in the highest quintile of its performance universe, and on an annualized basis to be in the middle quintile of such universe for the previous three- and five-year periods, and second-highest quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s comparative performance as set forth in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as constituting its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its expense group. The Lipper contractual investment management fee analysis includes within such fee any separate administrative fees, and the Lipper total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the contractual investment management fee rate and actual total expense ratio for each of Franklin Adjustable U.S. Government Securities Fund and Franklin Floating Rate Daily Access Fund were in either the least expensive or second least expensive quintiles of their respective Lipper expense groups. The Board was satisfied with the comparative contractual investment management fee rate and actual total expense ratios of these Funds as shown in the Lipper reports. The contractual investment management fee rate for Franklin Total Return Fund was above the median of its Lipper expense group, but its actual total expense ratio was below the median of such group. The contractual investment management fee and actual total expense ratio for Franklin Low Duration Total Return Fund were above the medians of its Lipper expense group, but the actual total expense ratio was within nine

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

basis points of the median for such expense group. The Board found the contractual management fees and total expense ratios of each of these Funds to be acceptable, noting that their expenses were subsidized through management fee waivers and reimbursements.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get

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Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with each Fund and its shareholders through management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The management fee structure including a separate fixed administrative fee for each of Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund provides for breakpoints in stages going to the $21.5 billion asset level, which far exceeded the sizes of these Funds, which at year-end were approximately $1.9 billion and $3.2 billion, respectively. The Board believed that to the extent economies of scale may be realized by the Manager of these Funds and its affiliates, that this schedule of fees provided a sharing of benefits with each of these Funds and their shareholders, and noted also that the expenses of Franklin Total Return Fund were partially subsidized by management. The fee structure, including a separate administrative fee, for Franklin Adjustable U.S. Government Securities Fund, provides a management fee of 0.50% on the first $5 billion of assets, with breakpoints continuing at stages thereafter. In discussing such fee, management expressed the view that this initial rate anticipated economies of scale. In support of this position, management pointed to the favorable management fee and expense comparison of this Fund, which had assets of approximately $2.8 billion at year end, with those of its Lipper expense group. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, there was a sharing of benefits with this Fund and its shareholders. The Board did not believe the asset size of Franklin Low Duration Total Return Fund, whose expenses were partially subsidized by management, afforded any economies of scale.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN INVESTORS SECURITIES TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

FIST2 S 06/11

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee f Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson

Chief Executive Officer –
Finance and Administration
Date June 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date June 27, 2011

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date June 27, 2011